UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: October 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Direxion Shares Etf Trust

ANNUAL REPORT OCTOBER 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

2X Bull Funds	2X Bear Funds

International Funds

Direxion Daily BRIC Bull 2X Shares Direxion Daily India Bull 2X Shares	Direxion Daily BRIC Bear 2X Shares Direxion Daily India Bear 2X Shares

Sector Funds

Direxion Daily Natural Gas Related Bull 2X Shares Direxion Daily Retail Bull 2X Shares	Direxion Daily Natural Gas Related Bear 2X Shares Direxion Daily Retail Bear 2X Shares

3X Bull Funds	3X Bear Funds

Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

International Funds

Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares

Sector Funds

Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

Specialty Funds

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares

Fixed Income Funds

Direxion Daily 2-Year Treasury Bull 3X Shares Direxion Daily 7-10 Year Treasury Bull 3X Shares (formerly Direxion Daily 10-Year Treasury Bull 3X Shares)	Direxion Daily 2-Year Treasury Bear 3X Shares Direxion Daily 7-10 Year Treasury Bear 3X Shares (formerly Direxion Daily 10-Year Treasury Bear 3X Shares)
Direxion Daily 20+ Year Treasury Bull 3X Shares (formerly Direxion Daily 30-Year Treasury Bull 3X Shares)	Direxion Daily 20+ Year Treasury Bear 3X Shares (formerly Direxion Daily 30-Year Treasury Bear 3X Shares)

Table of Contents

Letter to Shareholders	4

Management Discussion & Analysis	8

Expense Examples	50

Allocation of Portfolio Holdings	53

Schedules of Investments	54

Statements of Assets and Liabilities	124

Statements of Operations	134

Statements of Changes in Net Assets	144

Financial Highlights	160

Notes to the Financial Statements	163

Report of Independent Registered Public Accounting Firm	189

Supplemental Information	190

Board of Trustees and Officers	192

Board Review of Investment Advisory Agreements	194

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Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Shares covers the period from November 1, 2009 or date of commencement of operations to October 31, 2010, (the “Annual Period”). In general, the performance of the equity markets was strong during the first half of the Annual Period and volatility declined from previous high levels. The strong performance was undermined by market weakness towards the middle of the Period as concerns about Greece and other Eurozone countries diluted confidence in the economic recovery. Concerns over inflation and unemployment have been top of mind in the US and other developed countries. Over the past fiscal year, monetary policy has further eased to try to spur the economy, but with a watchful eye on inflation. Meanwhile, legislation has been passed to extend unemployment benefits.

The discussion below relates to the performance of the Direxion Shares exchange traded funds (the “ETFs”) for the Annual Period. However, the ETFs seek to provide daily returns which are a multiple — positive or negative — of the daily return of a particular benchmark and the ETFs should not be held for long periods. Rather, the ETFs should be used by investors as short-term trading vehicles. The ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

As a consequence, the performance of the ETFs for the Annual Period is important primarily for understanding whether the ETFs meet their investment goals. An ETF which meets its daily goals should have performance for the Annual Period similar to the performance indicated by models based on the daily returns of the relevant benchmark for the Annual Period. Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Target Index”) and the fund’s expense ratios. The models, and a description of how they work, are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of a fund or any transaction fees associated with creating or maintaining a fund’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the funds during the Annual Period is as follows below.

The Direxion Daily BRIC Bull 2x Shares and the Direxion Daily BRIC Bear 2x Shares seek to provide 200% and -200% of the return of The Bank of New York Mellon BRIC Select ADR Index, respectively. For the period March 11, 2010 (commencement of operations) to October 31, 2010, the Target Index returned 7.50%. The Direxion Daily BRIC Bull 2x Shares returned 8.80% and the Direxion Daily BRIC Bear 2x Shares returned -27.10%. The model indicated an expected return of 9.59% for the Direxion Daily BRIC Bull 2x Shares and an expected return of -25.47% for the Direxion Daily BRIC Bear 2x Shares.

The Direxion Daily India Bull 2x Shares and the Direxion Daily India Bear 2x Shares seek to provide 200% and -200% of the return of the Indus India Index, respectively. For the period March 11, 2010 (commencement of operations) to October 31, 2010, the Target Index returned 15.39%. The Direxion Daily India Bull 2x Shares returned 27.33% and the Direxion Daily India Bear 2x Shares returned -35.23%. The model indicated an expected return of 27.19% for the Direxion Daily India Bull 2x Shares and an expected return of -33.90% for the Direxion Daily India Bear 2x Shares.

The Direxion Daily Natural Gas Related Bull 2x Shares and the Direxion Daily Natural Gas Related Bear 2x Shares seek to provide 200% and -200% of the return of the ISE-Revere Natural Gas Index, respectively. For the period July 14, 2010 (commencement of operations) to October 31, 2010, the Target Index returned 5.29%. The Direxion Daily Natural Gas Related Bull 2x Shares returned 8.75% and the Direxion Daily Natural Gas Related Bear 2x Shares returned -14.80%. The model indicated an expected return of 8.74% for the Direxion Daily Natural Gas Related Bull 2x Shares and an expected return of -14.40% for the Direxion Daily Natural Gas Related Bear 2x Shares.

The Direxion Daily Retail Bull 2x Shares and the Direxion Daily Retail Bear 2x Shares seek to provide 200% and -200% of the return of the Russell 1000 Retail Index, respectively. For the period July 14, 2010 (commencement of operations) to October 31, 2010, the Target Index returned 12.60%. The Direxion Daily Retail Bull 2x Shares returned 24.96% and the Direxion Daily Retail Bear 2x Shares returned -23.65%. The model indicated an expected return of 25.24% for the Direxion Daily Retail Bull 2x Shares and an expected return of -23.55% for the Direxion Daily Retail Bear 2x Shares.

4  DIREXION ANNUAL REPORT

The Direxion Daily Large Cap Bull 3x Shares and the Direxion Daily Large Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Index, respectively. For the Annual Period, the Target Index returned 17.67%. The Direxion Daily Large Cap Bull 3x Shares returned 45.15% and Direxion Daily Large Cap Bear 3x Shares returned -50.67%. The model indicated an expected return of 45.67% for the Direxion Daily Large Cap Bull 3x Shares and an expected return of -50.44% for the Direxion Daily Large Cap Bear 3x Shares.

The Direxion Daily Mid Cap Bull 3x Shares and the Direxion Daily Mid Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell Midcap Index, respectively. For the Annual Period, the Target Index returned 27.73%. The Direxion Daily Mid Cap Bull 3x Shares returned 78.65% and the Direxion Daily Mid Cap Bear 3x Shares returned -64.28%. The model indicated an expected return of 80.09% for the Direxion Daily Mid Cap Bull 3x Shares and an expected return of -63.86% for the Direxion Daily Mid Cap Bear 3x Shares.

The Direxion Daily Small Cap Bull 3x Shares and the Direxion Daily Small Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 2000 Index, respectively. For the Annual Period, the Target Index returned 26.59%. The Direxion Daily Small Cap Bull 3x Shares returned 65.88% and the Direxion Daily Small Cap Bear 3x Shares returned -68.41%. The model indicated an expected return of 64.77% for the Direxion Daily Small Cap Bull 3x Shares and an expected return of -67.19% for the Direxion Daily Small Cap Bear 3x Shares.

The Direxion Daily Developed Markets Bull 3x Shares and the Direxion Daily Developed Markets Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI EAFE Index, respectively. For the Annual Period, Target Index returned 9.80%. The Direxion Daily Developed Markets Bull 3x Shares returned 10.27% and the Direxion Daily Developed Markets Bear 3x Shares returned -48.58%. The model indicated an expected return of 9.71% for the Direxion Daily Developed Markets Bull 3x Shares and an expected return of -47.84% for the Direxion Daily Developed Markets Bear 3x Shares.

The Direxion Daily Emerging Markets Bull 3x Shares and the Direxion Daily Emerging Markets Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI Emerging Markets Index, respectively. For the Annual Period, the Target Index returned 24.62%. The Direxion Daily Emerging Markets Bull 3x Shares returned 50.97% and the Direxion Daily Emerging Markets Bear 3x Shares returned -67.14%. The model indicated an expected return of 56.05% for the Direxion Daily Emerging Markets Bull 3x Shares and an expected return of -66.36% for the Direxion Daily Emerging Markets Bear 3x Shares.

The Direxion Daily China Bull 3x Shares and the Direxion Daily China Bear 3x Shares seek to provide 300% and -300% of the return of The Bank of New York Mellon China Select ADR Index, respectively. For the period December 3, 2009 (commencement of operations) to October 31, 2010, the Target Index returned 16.37%. The Direxion Daily China Bull 3x Shares returned 31.71% and the Direxion Daily China Bear 3x Shares returned -57.58%. The model indicated an expected return of 32.34% for the Direxion Daily China Bull 3x Shares and an expected return of -54.93% for the Direxion Daily China Bear 3x Shares.

The Direxion Daily Latin America Bull 3x Shares and the Direxion Daily Latin America Bear 3x Shares seek to provide 300% and -300% of the return of the S&P Latin America 40 Index, respectively. For the period December 3, 2009 (commencement of operations) to October 31, 2010, the Target Index returned 8.08%. The Direxion Daily Latin America Bull 3x Shares returned 0.15% and the Direxion Daily Latin America Bear 3x Shares returned -48.43%. The model indicated an expected return of 2.51% for the Direxion Daily Latin America Bull 3x Shares and an expected return of -47.52% for the Direxion Daily Latin America Bear 3x Shares.

The Direxion Daily Semiconductor Bull 3x Shares and the Direxion Daily Semiconductor Bear 3x Shares seek to provide 300% and -300% of the return of the PHLX Semiconductor Sector Index, respectively. For the period March 11, 2010 (commencement of operations) to October 31, 2010, the Target Index returned 4.88%. The Direxion Daily Semiconductor Bull 3x Shares returned -6.25% and the Direxion Daily Semiconductor Bear 3x Shares returned -42.38%. The model indicated an expected return of -5.21% for the Direxion Daily Semiconductor Bull 3x Shares and an expected return of -41.55% for the Direxion Daily Semiconductor Bear 3x Shares.

DIREXION ANNUAL REPORT  5

The Direxion Daily Energy Bull 3x Shares and the Direxion Daily Energy Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Energy Index, respectively. For the Annual Period, the Target Index returned 7.72%. The Direxion Daily Energy Bull 3x Shares returned 3.67% and the Direxion Daily Energy Bear 3x Shares returned -42.57%. The model indicated an expected return of 5.62% for the Direxion Daily Energy Bull 3x Shares and an expected return of -42.51% for the Direxion Daily Energy Bear 3x Shares.

The Direxion Daily Financial Bull 3x Shares and the Direxion Daily Financial Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Financial Services Index, respectively. For the Annual Period, Target Index returned 7.00%. The Direxion Daily Financial Bull 3x Shares returned -0.97% and the Direxion Daily Financial Bear 3x Shares returned -45.08%. The model indicated an expected return of 0.98% for the Direxion Daily Financial Bull 3x Shares and an expected return of -43.96% for the Direxion Daily Financial Bear 3x Shares.

The Direxion Daily Technology Bull 3x Shares and the Direxion Daily Technology Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Technology Index, respectively. For the Annual Period, the Target Index returned 19.63%. The Direxion Daily Technology Bull 3x Shares returned 47.33% and the Direxion Daily Technology Bear 3x Shares returned -55.40%. The model indicated an expected return of 50.02% for the Direxion Daily Technology Bull 3x Shares and an expected return of -54.73% for the Direxion Daily Technology Bear 3x Shares.

The Direxion Daily Real Estate Bull 3x Shares and the Direxion Daily Real Estate Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI US REIT Index, respectively. For the Annual Period, the target index returned 43.39%. The Direxion Daily Real Estate Bull 3x Shares returned 123.46% and the Direxion Daily Real Estate Bear 3x Shares returned -80.57%. The model indicated an expected return of 126.64% for the Direxion Daily Real Estate Bull 3x Shares and an expected return of -80.07% for the Direxion Daily Real Estate Bear 3x Shares.

The Direxion Daily 2-Year Treasury Bull 3x Shares and the Direxion Daily 2-Year Treasury Bear 3x Shares seek to provide 300% and -300% of the return of the NYSE Current 2 Year U.S. Treasury Index, respectively. For the period February 25, 2010 (commencement of operations) to October 31, 2010, the Target Index returned 1.74%. The Direxion Daily 2-Year Treasury Bull 3x Shares returned 4.15% and Direxion Daily 2-Year Treasury Bear 3x Shares returned -5.45%. The model indicated an expected return of 4.78% for the Direxion Daily 2-Year Treasury Bull 3x Shares and an expected return of -5.87% for the Direxion Daily 2-Year Treasury Bear 3x Shares.

The Direxion Daily 7-10 Year Treasury Bull 3x Shares and the Direxion Daily 7-10 Year Treasury Bear 3x Shares seek to provide 300% and -300% of the return of the NYSE 7-10 Year Treasury Bond Index, respectively. For the Annual Period, the Target Index returned 11.51%. The Direxion Daily 7-10 Year Treasury Bull 3x Shares returned 29.17% and Direxion Daily 7-10 Year Treasury Bear 3x Shares returned – 29.95% The model indicated an expected return of 31.00% for the Direxion Daily 7-10 Year Treasury Bull 3x Shares and an expected return of -28.89% for the Direxion Daily 7-10 Year Treasury Bear 3x Shares.

The Direxion Daily 20+ Year Treasury Bull 3x Shares and the Direxion Daily 20+ Year Treasury 3x Shares seek to provide 300% and -300% of the return of the NYSE 20 Year Plus Treasury Bond Index, respectively. For the Annual Period, the Target Index returned -8.95%. The Direxion Daily 20+ Year Treasury Bull 3x Shares returned 15.27% and the Direxion Daily 20+ Year Treasury Bear 3x Shares returned -33.48%. The model indicated an expected return of -17.58% for the Direxion Daily 20+ Year Treasury Bull 3x Shares and an expected return of -31.86% for the Direxion Daily 20+ Year Treasury Bear 3x Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill President

6  DIREXION ANNUAL REPORT

Past performance is not indicative of future results. Recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. This and other information can be found in the Funds’ prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the funds will achieve their objective. Investing in index funds may be more volatile than investing in broadly diversified funds. The use of leverage by a fund means the Funds are riskier than alternatives which do not use leverage.

The ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments. The Funds are not designed to track the underlying index over a longer period of time.

Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. For additional information, see the fund’s prospectus.

The risks associated with the funds are detailed in the prospectus which include adverse market condition risk, adviser’s investment strategy risk, aggressive investment techniques risk, concentration risk, counterparty risk, credit and lower-quality debt securities risk, equity securities risk, currency exchange risk, daily correlation risk, daily rebalancing and market volatility risk, early close/trading halt risk, depository receipt risk, foreign and emerging markets securities risk, sector securities risk, interest rate risk, inverse correlation risk, leverage risk, market risk, non-diversification risk, retail sector risk, shorting risk, small and mid cap company risk, tracking error risk, market timing activity and high portfolio turnover risk, commodities securities risk, geographic concentration risk, valuation time risk, derivatives risk, risks of investing in small- and/or mid-capitalization companies, natural gas sector risk, negative implications of daily goals in volatile markets risk, risks of investing in mining and metal industry securities, commodity-linked derivatives risk, wholly-owned subsidiary risk, tax and distribution risk, options and futures contracts risks, security selection risk, Debt Instrument Risk, Gain Limitation Risk, Real Estate Investment Risk, U.S. Government Securities Risk, and Special Risks of Exchange-Traded Funds.

The views of this letter were those of the Fund Manager as of October 31, 2010 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

DIREXION ANNUAL REPORT  7

Management Discussion & Analysis:

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in order to achieve the stated goal for each Fund. The Bull Funds magnify the returns of their respective indexes for a one-day period and the Bear Funds inversely magnify the returns of their respective indexes for a one-day period. Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs.

No Fund attempts, or should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a single day.

Factors Affecting Fund Performance:

•	Benchmark Performance – The daily performance of each Fund’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

•	Leverage – Each Fund seeks daily investment results (before fees and expenses) of either 200% or 300% (for the Bull Funds) or -200% or -300% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund’s gains or losses and increases the investment’s risk and volatility. The Bear Funds seek to achieve inverse magnified correlation to their respective underlying indexes.

•	Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily returns of an underlying index. Over periods longer than a single day, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the Funds over longer periods are greater or less than the Fund’s daily stated goal. Periods of high volatility that lack a clear trend hurt a Fund’s performance while trending, low volatility markets enhance a Fund’s performance.

•	Cost of Financing – In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR plus a spread and a Bear Fund receives LIBOR[1] minus a spread as applied to the borrowed portion of the Fund’s exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull Fund’s performance while a Bear Fund receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position.

•	Optimized Baskets – Each Bull Fund holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull Funds hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

•	Equity Dividends and Bond Interest – Equity Bull Funds are positively impacted by equity and index dividends as the Funds receive those payments. Equity Bear Funds are negatively impacted as they are obligated to pay the dividends. Treasury Bull Funds receive interest, accrued on a daily basis, to account for the Treasury’s semi-annual coupon payments while the Treasury Bear Funds pay interest, accrued on a daily basis.

•	Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each Fund’s prospectus and may be larger than many traditional index funds’ fees which causes a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the Fund’s use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

 1 London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

8  DIREXION ANNUAL REPORT

Market Conditions Affecting Fund Performance:

Sixteen (16) Funds were launched during the most recent fiscal year ending October 31st, 2010. A general review of economic conditions and market events, as well as index performance, is below for the period described.

Economy:

Economic recovery from the financial crisis of 2008 and early 2009 has been sluggish. Governments across the world have worked to keep credit flowing by reaffirming low interest rate targets and using government sponsored programs to incentivize lending. A close eye has been kept on inflation, but it has remained subdued allowing policy to be very aggressive towards spurring economic growth. The major economic storyline in the United States has been, and will continue to be, unemployment. The U.S. is plagued with one of the highest unemployment rates in the developed world, averaging over 9.5% in 2010. To alleviate some of the strain put on the average American laborer, Congress extended unemployment benefits on two separate occasions throughout the year.

While economies across the globe continue to grow at an anemic pace, the equity markets have performed much better. In the United States, the S&P 500 Index closed the Annual Period up over 16%. Markets around the world remain fearful but have, by in large, managed to produce gains. Emerging Markets have continued to grow and have recovered strongly from the financial crisis. As investors seek higher yielding investments, they are finding them in markets like China and Brazil. These markets have seen tremendous capital inflows, both into their markets from investors, and into their economies.

Domestically, the Federal Reserve (the “Fed”), led by Ben Bernanke, has kept interest rates at an effective rate near zero. Even while interest rates in the United States remain incredibly low, the U.S. government has still been able to finance an expanding deficit with the sale of Treasury securities. As the Fed wrapped up the first round of asset purchases (quantitative easing) in early March, Ben Bernanke indicated at a Fed summit in July that a second round of quantitative easing “QE2”, might be on the horizon.

May 6th will be forever marked on the calendars of those in the investment community as the day that the domestic equity markets experienced a “flash crash”. The Dow Jones lost almost 1,000 points in a matter of minutes. The crash brought volatility and investor fears to a high point for the year.

While economic crisis struck the United States in 2008 and 2009, crisis rippled globally as the Eurozone and International Monetary Fund fronted $110B to bail out Greece in May. The bailout attempted to stave off a systemic shock and avert contagion throughout the rest of the European Union (“EU”). While the bailout helped prevent a default in Greece, it seems that avoiding contagion in other EU countries, namely Ireland, Portugal and Spain might be impossible.

Global commodity prices had a volatile year. Precious metals finished the period at near record highs, most notably gold, which finished the period at a near record high of $1,360. It was banner year for copper, as China continues to be a main producer and importer of the metal to fuel the country’s tremendous growth. Wheat had very unusual price fluctuations as supply dried up due to a severe drought in Russia, a top worldwide wheat exporter. The higher cost of wheat caused end users to raise prices and pass the cost on to the consumer, inflating prices.

Index Performance:

Over the fiscal year, Rafferty managed Funds of four different categories of indices – broad market, sector, international and fixed-income.

Domestic broad market indexes were up strongly on the year, but not without a degree of volatility due mainly to European sovereign debt concerns. Six of Direxion’s leveraged ETFs track broad market indexes; the index returns for

DIREXION ANNUAL REPORT  9

the period are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

Russell 1000 Index	17.67%
Russell 2000 Index	26.59%
Russell Midcap Index	27.73%

Though market-wide correlations have been at elevated levels since the financial crisis, the performance of various sectors was better than the rest. The Real Estate sector had a tremendous rebound from the lows it reached while in the spotlight of the financial crisis. The Financial sector did not experience that same rebound, returning just 7%. Technology did very well during the past fiscal year, partly due to Apple’s outstanding earnings. Fourteen of Direxion’s leveraged ETFs track sector indexes; the index returns for the Annual Period are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

Russell 1000 Financial Services Index	7.00%
Russell 1000 Energy Index	7.72%
Russell 1000 Technology Index	19.63%
MSCI US REIT Index	43.39%
PHLX Semiconductor Sector Index	4.88%
ISE-Revere Natural Gas Index	5.29%
Russell 1000 Retail Index	12.60%

Emerging markets experienced large inflows causing the markets to rally almost 25%. China continued its outperformance in what many believe is a bubble. India also continued its strong growth while the developed world struggled to keep pace with the rest of the world. Rafferty managed twelve Funds benchmarked to international indexes; the returns for the benchmarks are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

MSCI Emerging Markets Index	24.62%
MSCI EAFE Index	9.80%
The Bank of New York Mellon China Select ADR Index	16.37%
S&P Latin America 40 Index	8.08%
Indus India Index	15.39%
The Bank of New York Mellon BRIC Select ADR Index	7.50%

Prices of Treasuries gained throughout the Annual Period causing yields to drop to near historic lows. Fears in the markets, especially due to the European debt crisis caused investors to seek the shelter of U.S. Treasuries, even while the U.S. government expanded its deficit and issued more debt. Rafferty managed six Funds benchmarked to fixed-income indexes; the index returns for the Annual Period are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

NYSE Current 2 Year U.S. Treasury Index	1.74%
NYSE 7-10 Year Treasury Bond Index	11.51%
NYSE 20 Year Plus Treasury Bond Index	8.96%

Index Volatility:

Market volatility diminished greatly after the extraordinary levels that it reached during the financial crisis. The VIX, after spiking over 80, dropped back down below 16 at various points during April before rising again over 45. Volatility has since become tame once again, and has generally been at levels between 20 and 30 for some time now. Higher

10  DIREXION ANNUAL REPORT

volatility negatively impacts a Fund’s performance as described in the previous section. The volatility of each Index used as a benchmark for Direxion’s Funds is below:

	One Year	Annualized
Benchmark	Return	Volatility

Russell 1000 Index	17.67%	18.4%
Russell 2000 Index	26.59%	25.7%
Russell Midcap Index	27.73%	21.3%
Russell 1000 Financial Services Index	7.00%	24.8%
Russell 1000 Technology Index	19.63%	20.2%
Russell 1000 Energy Index	7.72%	23.1%
MSCI Emerging Markets Index	24.62%	26.3%
MSCI EAFE Index	9.80%	24.5%
MSCI US REIT Index	43.39%	29.2%
NYSE Current 2 Year U.S. Treasury Index	1.74%	1.1%
NYSE 7-10 Year Treasury Bond Index	11.51%	6.8%
NYSE 20 Year Plus Treasury Bond Index	8.96%	14.8%
The Bank of New York Mellon China Select ADR Index	16.37%	24.6%
S&P Latin America 40 Index	8.08%	27.0%
Indus India Index	15.39%	24.9%
The Bank of New York Mellon BRIC Select ADR Index	7.50%	26.6%
Russell 1000 Retail Index	12.60%	19.2%
PHLX Semiconductor Sector Index	4.88%	30.0%
ISE-Revere Natural Gas Index	5.29%	31.1%

Rafferty does not invest the assets of the Funds based on its view of the investment merit of a particular security, instrument or company. In addition, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. One cannot invest directly in an index.

VIX is the ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 Index options.

ADR (American Depository Receipt) is a negotiable certificate issued by a US bank representing a specified number of shares (or one share) in a foreign stock that is traded on a US exchange.

GDR (Global Depositary Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank.

DIREXION ANNUAL REPORT  11

Direxion Daily BRIC Bull 2X Shares
March 11, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily BRIC Bull 2X Shares (NAV)	8.80%
Direxion Daily BRIC Bull 2X Shares (Market Price)	8.67%
The Bank of New York Mellon BRIC Select ADR Index	7.50%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon BRIC Select ADR Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon BRIC Select ADR Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

12  DIREXION ANNUAL REPORT

Direxion Daily BRIC Bear 2X Shares
March 11, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily BRIC Bear 2X Shares (NAV)	(27.10)%
Direxion Daily BRIC Bear 2X Shares (Market Price)	(27.18)%
The Bank of New York Mellon BRIC Select ADR Index	7.50%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.00%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon BRIC Select ADR Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon BRIC Select ADR Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  13

Direxion Daily India Bull 2X Shares
March 11, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily India Bull 2X Shares (NAV)	27.33%
Direxion Daily India Bull 2X Shares (Market Price)	26.85%
Indus India Index	15.39%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The performance of the Indus India Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

14  DIREXION ANNUAL REPORT

Direxion Daily India Bear 2X Shares
March 11, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily India Bear 2X Shares (NAV)	(35.23)%
Direxion Daily India Bear 2X Shares (Market Price)	(34.98)%
Indus India Index	15.39%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.00%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The performance of the Indus India Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  15

Direxion Daily Natural Gas Bull 2X Shares
July 14, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Natural Gas Related Bull 2X Shares (NAV)	8.75%
Direxion Daily Natural Gas Related Bull 2X Shares (Market Price)	8.70%
ISE-Revere Natural Gas Index	5.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.03%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through June 30, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The ISE-Revere Natural Gas Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The performance of the ISE-Revere Natural Gas Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

16  DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Bear 2X Shares
July 14, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Natural Gas Related Bear 2X Shares (NAV)	(14.80)%
Direxion Daily Natural Gas Related Bear 2X Shares (Market Price)	(14.75)%
ISE-Revere Natural Gas Index	5.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.05%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through June 30, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The ISE-Revere Natural Gas Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The performance of the ISE-Revere Natural Gas Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  17

Direxion Daily Retail Bull 2X Shares
July 14, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Retail Bull 2X Shares (NAV)	24.96%
Direxion Daily Retail Bull 2X Shares (Market Price)	24.88%
Russell 1000 Retail Index	12.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.08%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through June 30, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. The performance of the Russell 1000 Retail Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

18  DIREXION ANNUAL REPORT

Direxion Daily Retail Bear 2X Shares
July 14, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Retail Bear 2X Shares (NAV)	(23.65)%
Direxion Daily Retail Bear 2X Shares (Market Price)	(23.73)%
Russell 1000 Retail Index	12.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.09%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through June 30, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. The performance of the Russell 1000 Retail Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  19

Direxion Daily Large Cap Bull 3X Shares
November 5, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Large Cap Bull 3X Shares (NAV)	45.15%	7.57%
Direxion Daily Large Cap Bull 3X Shares (Market Price)	45.75%	7.60%
Russell 1000 Index	17.67%	15.55%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.18%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Index measures the large cap segment of the US equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 1000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

20  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bear 3X Shares
November 5, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Large Cap Bear 3X Shares (NAV)	(50.67)%	(57.40)%
Direxion Daily Large Cap Bear 3X Shares (Market Price)	(50.81)%	(57.46)%
Russell 1000 Index	17.67%	15.55%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.30%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Index measures the large cap segment of the US equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 1000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  21

Direxion Daily Mid Cap Bull 3X Shares
January 8, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Mid Cap Bull 3X Shares (NAV)	78.65%	66.20%
Direxion Daily Mid Cap Bull 3X Shares (Market Price)	79.36%	66.56%
Russell Midcap Index	27.73%	28.61%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.40%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The performance of the Russell Midcap Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

22  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares
January 8, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Mid Cap Bear 3X Shares (NAV)	(64.28)%	(71.48)%
Direxion Daily Mid Cap Bear 3X Shares (Market Price)	(64.45)%	(71.47)%
Russell Midcap Index	27.73%	28.61%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.80%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The performance of the Russell Midcap Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  23

Direxion Daily Small Cap Bull 3X Shares
November 5, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Small Cap Bull 3X Shares (NAV)	65.88%	0.18%
Direxion Daily Small Cap Bull 3X Shares (Market Price)	65.95%	0.18%
Russell 2000 Index	26.59%	18.83%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.16%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 2000 Index measures the small cap segment of the US equity universe and includes the smallest 2,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

24  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares
November 5, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Small Cap Bear 3X Shares (NAV)	(68.41)%	(72.77)%
Direxion Daily Small Cap Bear 3X Shares (Market Price)	(68.29)%	(72.72)%
Russell 2000 Index	26.59%	18.83%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.29%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 2000 Index measures the small cap segment of the US equity universe and includes the smallest 2,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  25

Direxion Daily Developed Markets Bull 3X Shares
December 17, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Developed Markets Bull 3X Shares (NAV)	10.27%	19.76%
Direxion Daily Developed Markets Bull 3X Shares (Market Price)	9.52%	20.17%
MSCI EAFE Index	9.80%	16.67%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.17%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

26  DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares
December 17, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
			Since
	1 Year		Inception
Direxion Daily Developed Markets Bear 3X Shares (NAV)	(48	.58)%	(62	.83)%
Direxion Daily Developed Markets Bear 3X Shares (Market Price)	(48	.46)%	(62	.85)%
MSCI EAFE Index	9.80%		16.67%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.09%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  27

Direxion Daily Emerging Markets Bull 3X Shares
December 17, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception
Direxion Daily Emerging Markets Bull 3X Shares (NAV)	50.97%	79.03%
Direxion Daily Emerging Markets Bull 3X Shares (Market Price)	50.87%	79.19%
MSCI Emerging Markets Index	24.62%	39.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.12%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

28  DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares
December 17, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Direxion Daily Emerging Markets Bear 3X Shares (NAV)	(67.14)%	(82.02)%
Direxion Daily Emerging Markets Bear 3X Shares (Market Price)	(67.03)%	(82.01)%
MSCI Emerging Markets Index	24.62%	39.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.38%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  29

Direxion Daily China Bull 3X Shares
December 3, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception

Direxion Daily China Bull 3X Shares (NAV)	31.71%
Direxion Daily China Bull 3X Shares (Market Price)	32.27%
The Bank of New York Mellon China Select ADR Index	16.37%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.94%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon China Select ADR Index is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon China Select ADR Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

30  DIREXION ANNUAL REPORT

Direxion Daily China Bear 3X Shares
December 3, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception

Direxion Daily China Bear 3X Shares (NAV)	(57.58)%
Direxion Daily China Bear 3X Shares (Market Price)	(57.58)%
The Bank of New York Mellon China Select ADR Index	16.37%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon China Select ADR Index is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon China Select ADR Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  31

Direxion Daily Latin America Bull 3X Shares
December 3, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception

Direxion Daily Latin America Bull 3X Shares (NAV)	0.15%
Direxion Daily Latin America Bull 3X Shares (Market Price)	(0.09)%
S&P Latin America 40 Index	8.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.94%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

32  DIREXION ANNUAL REPORT

Direxion Daily Latin America Bear 3X Shares
December 3, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception

Direxion Daily Latin America Bear 3X Shares (NAV)	(48.43)%
Direxion Daily Latin America Bear 3X Shares (Market Price)	(48.30)%
S&P Latin America 40 Index	8.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  33

Direxion Daily Semiconductor Bull 3X Shares
March 11, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception

Direxion Daily Semiconductor Bull 3X Shares (NAV)	(6.25)%
Direxion Daily Semiconductor Bull 3X Shares (Market Price)	(6.20)%
PHLX Semiconductor Sector Index	4.88%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.08%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through June 30, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. The performance of the PHLX Semiconductor Sector Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

34  DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares
March 11, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception

Direxion Daily Semiconductor Bear 3X Shares (NAV)	(42.38)%
Direxion Daily Semiconductor Bear 3X Shares (Market Price)	(42.40)%
PHLX Semiconductor Sector Index	4.88%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.09%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through June 30, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. The performance of the PHLX Semiconductor Sector Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  35

Direxion Daily Energy Bull 3X Shares
November 6, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Energy Bull 3X Shares (NAV)	3.67%	(14.78)%
Direxion Daily Energy Bull 3X Shares (Market Price)	3.58%	(14.84)%
Russell 1000 Energy Index	7.72%	12.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.08%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that Period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a Period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same Period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this Annual Period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Energy Index measures the performance of all energy related securities in the Russell 1000 Index. The performance of the Russell 1000 Energy Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

36  DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares
November 6, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Energy Bear 3X Shares (NAV)	(42.57)%	(68.53)%
Direxion Daily Energy Bear 3X Shares (Market Price)	(42.85)%	(65.55)%
Russell 1000 Energy Index	7.72%	12.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.29%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a Period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that Period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this Period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Energy Index measures the performance of all energy related securities in the Russell 1000 Index. The performance of the Russell 1000 Energy Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  37

Direxion Daily Financial Bull 3X Shares
November 6, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Financial Bull 3X Shares (NAV)	(0.97)%	(52.94)%
Direxion Daily Financial Bull 3X Shares (Market Price)	(1.06)%	(52.91)%
Russell 1000 Financial Services Index	7.00%	7.67%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.02%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that Period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this Period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Financial Services Index measures the performance of all financial services related securities in the Russell 1000 Index. The performance of the Russell 1000 Financial Services Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

38  DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares
November 6, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Financial Bear 3X Shares (NAV)	(45.08)%	(85.73)%
Direxion Daily Financial Bear 3X Shares (Market Price)	(44.90)%	(85.72)%
Russell 1000 Financial Services Index	7.00%	7.67%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.21%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Financial Services Index measures the performance of all financial services related to securities in the Russell 1000 Index. The performance of the Russell 1000 Financial Services Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  39

Direxion Daily Technology Bull 3X Shares
December 17, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Technology Bull 3X Shares (NAV)	47.33%	89.02%
Direxion Daily Technology Bull 3X Shares (Market Price)	48.57%	89.63%
Russell 1000 Technology Index	19.63%	34.27%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.10%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of the Russell 1000 Technology Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

40  DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares
December 17, 20081 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Technology Bear 3X Shares (NAV)	(55.40)%	(71.78)%
Direxion Daily Technology Bear 3X Shares (Market Price)	(55.53)%	(71.82)%
Russell 1000 Technology Index	19.63%	34.27%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.40%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of the Russell 1000 Technology Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  41

Direxion Daily Real Estate Bull 3X Shares
July 16, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Real Estate Bull 3X Shares (NAV)	123.46%	191.10%
Direxion Daily Real Estate Bull 3X Shares (Market Price)	123.55%	191.03%
MSCI US REIT Index	43.39%	59.12%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.14%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI US REIT Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The performance of the MSCI US REIT Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

42  DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares
July 16, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily Real Estate Bear 3X Shares (NAV)	(80.57)%	(87.40)%
Direxion Daily Real Estate Bear 3X Shares (Market Price)	(80.67)%	(87.40)%
MSCI US REIT Index	43.39%	59.12%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.83%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI US REIT Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The performance of the MSCI US REIT Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  43

Direxion Daily 2-Year Treasury Bull 3X Shares
February 25, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily 2-Year Treasury Bull 3X Shares (NAV)	4.15%
Direxion Daily 2-Year Treasury Bull 3X Shares (Market Price)	4.13%
NYSE Current 2 Year U.S. Treasury Index	1.74%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Current 2 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 2-Year Treasury Note. The performance of the NYSE Current 2 Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

This Fund was closed on November 30, 2010 and can no longer be purchased.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

44  DIREXION ANNUAL REPORT

Direxion Daily 2-Year Treasury Bear 3X Shares
February 25, 20101 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily 2-Year Treasury Bear 3X Shares (NAV)	(5.45)%
Direxion Daily 2-Year Treasury Bear 3X Shares (Market Price)	(5.43)%
NYSE Current 2 Year U.S. Treasury Index	1.74%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Current 2 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 2-Year Treasury Note. The performance of the NYSE Current 2 Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

This Fund was closed on November 30, 2010 and can no longer be purchased.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  45

Direxion Daily 7-10 Year Treasury Bull 3X Shares
April 16, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception

Direxion Daily 7-10 Year Treasury Bull 3X Shares (NAV)	29.17%	7.16%
Direxion Daily 7-10 Year Treasury Bull 3X Shares (Market Price)	29.50%	7.05%
NYSE 7-10 Year Treasury Bond Index[3]	11.51%	31.53%
NYSE Current 10-Year U.S. Treasury Index	10.09%	41.37%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.16%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The performance of the NYSE Current 10-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. The performance data shown represents past performance and does not guarantee future results.

The NYSE 7-10 Year Treasury Bond Index (AXSVTN) is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The performance of the NYSE 7-10 Year Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

*	The indexes were changed prior to the fiscal year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.
[1]	Commencement of operations.
[2]	As of October 31, 2010.
[3]	The NYSE 7-10 Year Treasury Bond Index replaced the NYSE Current 10-Year U.S. Treasury Index as the benchmark. The indexes were changed prior to the fiscal year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.

46  DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares
April 16, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual Total Return[2]
	1 Year	Since Inception

Direxion Daily 7-10 Year Treasury Bear 3X Shares (NAV)	(29.95)%	(17.16)%
Direxion Daily 7-10 Year Treasury Bear 3X Shares (Market Price)	(29.77)%	(16.88)%
NYSE 7-10 Year Treasury Bond Index[3]	11.51%	31.53%
NYSE Current 10-Year U.S. Treasury Index	10.09%	41.37%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.38%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The performance of the NYSE Current 10-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. The performance data shown represents past performance and does not guarantee future results.

The NYSE 7-10 Year Treasury Bond Index (AXSVTN) is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The performance of the NYSE 7-10 Year Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

*	The indexes were changed prior to the fiscal year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.
[1]	Commencement of operations.
[2]	As of October 31, 2010.
[3]	The NYSE 7-10 Year Treasury Bond Index replaced the NYSE Current 10-Year U.S. Treasury Index as the benchmark. The indexes were changed prior to the fiscal year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.

DIREXION ANNUAL REPORT  47

Direxion Daily 20+ Year Treasury Bull 3X Shares
April 16, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual Total Return[2]
	1 Year	Since Inception

Direxion Daily 20+ Year Treasury Bull 3X Shares (NAV)	15.27%	(11.71)%
Direxion Daily 20+ Year Treasury Bull 3X Shares (Market Price)	14.53%	(12.13)%
NYSE 20 Year Plus Treasury Bond Index	8.96%	32.15%
NYSE Current 30-Year U.S. Treasury Index	7.93%	43.62%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.00%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The performance of the NYSE Current 30-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. The performance data shown represents past performance and does not guarantee future results.

The NYSE 20 Year Plus Treasury Bond Index (AXTWEN) is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The performance of the NYSE 20 Year Plus Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.
[3]	The NYSE 20 Year Plus Treasury Bond Index replaced the NYSE Current 30-Year U.S. Treasury Index as the benchmark. The indexes were changed prior to the fiscal year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.

48  DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares
April 16, 20091 - October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual Total Return[2]
	1 Year	Since Inception

Direxion Daily 20+ Year Treasury Bear 3X Shares (NAV)	(33.48)%	(19.19)%
Direxion Daily 20+ Year Treasury Bear 3X Shares (Market Price)	(33.01)%	(18.81)%
NYSE 20 Year Plus Treasury Bond Index	8.96%	32.15%
NYSE Current 30-Year U.S. Treasury Index	7.93%	43.62%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.28%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expense through March 1st, 2011 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The performance of the NYSE Current 30-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. The performance data shown represents past performance and does not guarantee future results.

The NYSE 20 Year Plus Treasury Bond Index (AXTWEN) is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The performance of the NYSE 20 Year Plus Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

*	The indexes were changed prior to year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.
[1]	Commencement of operations.
[2]	As of October 31, 2010.
[3]	The NYSE 20 Year Plus Treasury Bond Index replaced the NYSE Current 30-Year U.S. Treasury Bond Index as the benchmark. The indexes were changed prior to the fiscal year end to provide greater diversification of holdings and provide greater liquidity for the underlying indexes.

DIREXION ANNUAL REPORT  49

Expense Examples
October 31, 2010 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	May 1, 2010 to
	Ratios	May 1, 2010	October 31, 2010	October 31, 2010

Direxion Daily BRIC Bull 2X Shares
Based on actual fund return	0.95%	$1,000.00	$1,104.60	$5.04
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily BRIC Bear 2X Shares
Based on actual fund return	0.96%	1,000.00	740.10	4.21
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily India Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	1,228.40	5.39
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily India Bear 2X Shares
Based on actual fund return	0.95%	1,000.00	685.80	4.04
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Natural Gas Related Bull 2X Shares*
Based on actual fund return	0.95%	1,000.00	1,087.50	2.99
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Natural Gas Related Bear 2X Shares*
Based on actual fund return	0.95%	1,000.00	852.00	2.65
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

50  DIREXION ANNUAL REPORT

Expense Examples
October 31, 2010 (Unaudited)

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	May 1, 2010 to
	Ratios	May 1, 2010	October 31, 2010	October 31, 2010

Direxion Daily Retail Bull 2X Shares*
Based on actual fund return	0.95%	$1,000.00	$1,249.60	$3.22
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Retail Bear 2X Shares*
Based on actual fund return	0.95%	1,000.00	763.50	2.52
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Large Cap Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	945.40	4.81
Based on hypothetical 5% return	0.98%	1,000.00	1,020.27	4.99
Direxion Large Cap Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	839.60	4.45
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Mid Cap Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	966.80	4.96
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	763.50	4.22
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Small Cap Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	831.10	4.43
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Small Cap Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	762.50	4.26
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Developed Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,044.90	4.95
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Developed Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	639.20	3.93
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Emerging Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,163.30	5.23
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	566.40	3.75
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily China Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,296.60	5.56
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily China Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	527.30	3.70
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Latin America Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,175.21	5.32
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Latin America Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	557.60	3.73
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	838.20	4.40
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	716.95	4.15
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Energy Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	871.53	4.53
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Energy Bear 3X Shares
Based on actual fund return	1.05%	1,000.00	815.10	4.80
Based on hypothetical 5% return	1.05%	1,000.00	1,019.91	5.35

DIREXION ANNUAL REPORT  51

Expense Examples
October 31, 2010 (Unaudited)

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	May 1, 2010 to
	Ratios	May 1, 2010	October 31, 2010	October 31, 2010

Direxion Financial Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$660.30	$4.02
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Financial Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	1,028.50	4.96
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Technology Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	994.20	4.83
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Technology Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	764.80	4.27
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Real Estate Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,016.70	5.03
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	595.00	3.82
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 2-Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,042.30	4.89
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 2-Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	950.30	4.67
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,339.50	5.60
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	707.80	4.09
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,296.00	5.56
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	649.80	3.95
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

*	The Fund commenced operations on July 14, 2010. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 110 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one half year period).

52  DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings
October 31, 2010 (Unaudited)

		Common	Preferred	Investment
	Cash*	Stocks	Shares	Companies	Swaps	Total

Direxion Daily BRIC Bull 2X Shares	34%	38%	20%	—	8%	100%
Direxion Daily BRIC Bear 2X Shares	113%	—	—	—	(13)%	100%
Direxion Daily India Bull 2X Shares	57%	—	—	29%	14%	100%
Direxion Daily India Bear 2X Shares	115%	—	—	—	(15)%	100%
Direxion Daily Natural Gas Related Bull 2X Shares	45%	48%	—	—	7%	100%
Direxion Daily Natural Gas Related Bear 2X Shares	110%	—	—	—	(10)%	100%
Direxion Daily Retail Bull 2X Shares	40%	45%	—	—	15%	100%
Direxion Daily Retail Bear 2X Shares	120%	—	—	—	(20)%	100%
Direxion Daily Large Cap Bull 3X Shares	39%	26%	—	—	35%	100%
Direxion Daily Large Cap Bear 3X Shares	120%	—	—	—	(20)%	100%
Direxion Daily Mid Cap Bull 3X Shares	46%	20%	—	—	34%	100%
Direxion Daily Mid Cap Bear 3X Shares	138%	—	—	—	(38)%	100%
Direxion Daily Small Cap Bull 3X Shares	56%	22%	—	—	22%	100%
Direxion Daily Small Cap Bear 3X Shares	127%	—	—	—	(27)%	100%
Direxion Daily Developed Markets Bull 3X Shares	21%	62%	—	—	17%	100%
Direxion Daily Developed Markets Bear 3X Shares	125%	—	—	—	(25)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	27%	40%	12%	—	21%	100%
Direxion Daily Emerging Markets Bear 3X Shares	122%	—	—	—	(22)%	100%
Direxion Daily China Bull 3X Shares	40%	40%	—	—	20%	100%
Direxion Daily China Bear 3X Shares	139%	—	—	—	(39)%	100%
Direxion Daily Latin America Bull 3X Shares	23%	26%	25%	—	26%	100%
Direxion Daily Latin America Bear 3X Shares	134%	—	—	—	(34)%	100%
Direxion Daily Semiconductor Bull 3X Shares	50%	33%	—	—	17%	100%
Direxion Daily Semiconductor Bear 3X Shares	120%	—	—	—	(20)%	100%
Direxion Daily Energy Bull 3X Shares	48%	26%	—	—	26%	100%
Direxion Daily Energy Bear 3X Shares	103%	—	—	—	(3)%	100%
Direxion Daily Financial Bull 3X Shares	55%	41%	—	—	4%	100%
Direxion Daily Financial Bear 3X Shares	103%	—	—	—	(3)%	100%
Direxion Daily Technology Bull 3X Shares	48%	30%	—	—	22%	100%
Direxion Daily Technology Bear 3X Shares	122%	—	—	—	(22)%	100%
Direxion Daily Real Estate Bull 3X Shares	31%	30%	—	—	39%	100%
Direxion Daily Real Estate Bear 3X Shares	122%	—	—	—	(22)%	100%
Direxion Daily 2-Year Treasury Bull 3X Shares	96%	—	—	—	4%	100%
Direxion Daily 2-Year Treasury Bear 3X Shares	105%	—	—	—	(5)%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	99%	—	—	—	1%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	104%	—	—	—	(4)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	106%	—	—	—	(6)%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	97%	—	—	—	3%	100%

*	Cash, cash equivalents and other assets less liabilities

DIREXION ANNUAL REPORT  53

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 38.1%
Brazil - 11.7%
2,118	Banco Santander Brasil SA ADR	$30,499
401	Braskem SA-SP ADR*	8,361
2,548	BRF - Brasil Foods SA ADR*	37,277
795	Centrais Eletricas Brasileiras SA ADR*	11,106
203	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	9,330
2,583	Cia Siderurgica Nacional SA ADR	43,601
77	CPFL Energia SA ADR	5,531
436	Empresa Brasileira de Aeronautica SA ADR	12,579
696	Fibria Celulose SA ADR*	12,500
947	Gafisa SA ADR	15,900
5,001	Petroleo Brasileiro SA ADR	170,634
4,064	Vale SA-SP ADR*	130,617
582	Vivo Participacoes SA ADR	16,669

		504,604

China - 10.6%
80	7 Days Group Holdings Ltd. ADR*	1,606
549	Aluminum Corp. of China Ltd ADR*	13,160
484	Baidu, Inc. ADR*	53,245
1,012	China Life Insurance Co Ltd. ADR	66,559
101	China Medical Technologies, Inc. ADR*	1,220
537	China Petroleum & Chemical Corp. ADR	51,181
454	China Telecom Corp. Ltd ADR	23,672
115	CNinsure, Inc. ADR	2,955
554	Ctrip.com International Ltd. ADR*	28,847
277	E-House China Holdings Ltd. ADR	4,629
475	Focus Media Holding Ltd. ADR*	11,756
442	Giant Interactive Group, Inc. ADR	3,138
96	Home Inns & Hotels Management, Inc. ADR*	4,911
268	Huaneng Power International, Inc. ADR	6,135
697	JA Solar Holdings Co Ltd. ADR*	5,820
233	LDK Solar Co Ltd. ADR*	2,649
191	Longtop Financial Technologies Ltd. ADR*	6,941
317	Mindray Medical International Ltd. ADR	9,187
273	NetEase.com, Inc. ADR*	11,411
111	New Oriental Education & Technology Group, Inc. ADR*	11,918
189	Perfect World Co Ltd. ADR*	6,124
558	PetroChina Co Ltd. ADR	68,606
249	Renesola Ltd. ADR*	2,981
323	Shanda Games Ltd. ADR*	2,164
137	Shanda Interactive Entertainment Ltd. ADR*	5,536
136	Spreadtrum Communications, Inc. ADR*	1,938
497	Suntech Power Holdings Co Ltd. ADR*	4,220
371	Trina Solar Ltd. ADR*	9,928
179	VanceInfo Technologies, Inc. ADR*	6,510
265	WuXi PharmaTech Cayman, Inc. ADR*	4,367
724	Yanzhou Coal Mining Co Ltd. ADR	20,909
382	Yingli Green Energy Holding Co Ltd. ADR*	4,454

		458,677

Hong Kong - 6.8%
2,598	China Mobile Ltd. ADR	133,459
3,813	China Unicom Hong Kong Ltd. ADR	53,382
478	CNOOC Ltd. ADR	99,864
920	Melco Crown Entertainment Ltd. ADR*	5,768

		292,473

India - 7.4%
432	Dr. Reddy’s Laboratories Ltd. ADR	16,343
362	HDFC Bank Ltd. ADR	62,612
1,334	ICICI Bank Ltd. ADR	70,142
1,418	Infosys Technologies Ltd. ADR	95,630
1,335	Sterlite Industries India Ltd. ADR	20,652
1,075	Tata Motors Ltd. ADR	30,229
1,594	Wipro Ltd. ADR	22,762

		318,370

Russia - 1.6%
393	Mechel ADR	9,255
1,531	Mobile TeleSystems ADR	33,146
1,049	VimpelCom Ltd. ADR*	16,081
475	Wimm-Bill-Dann Foods ADR	12,046

		70,528

	TOTAL COMMON STOCKS (Cost $1,481,420)	$1,644,652

PREFERRED SHARES - 19.8%
Brazil - 19.8%
5,539	Banco Bradesco SA ADR	115,211
343	Brasil Telecom SA ADR*	7,563
644	Centrais Eletricas Brasileiras SA ADR*	10,529
452	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	17,904
505	Cia de Bebidas das Americas ADR	70,316
1,296	Cia Energetica de Minas Gerais ADR	23,121
391	Cia Paranaense de Energia ADR	9,083
2,170	Gerdau SA ADR	28,297
458	Gol Linhas Aereas Inteligentes SA ADR	8,079
5,747	Itau Unibanco Holding SA ADR	141,146
6,892	Petroleo Brasileiro SA ADR	214,962
321	Tam SA ADR	7,919
859	Tele Norte Leste Participacoes SA ADR*	13,177
240	Tim Participacoes SA ADR	7,742
6,329	Vale SA-SP ADR*	181,832

	TOTAL PREFERRED SHARES (Cost $801,643)	$856,881

The accompanying notes are an integral part of these financial statements.
54  DIREXION ANNUAL REPORT

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 40.9%
MONEY MARKET FUNDS - 40.9%
1,767,262	Goldman Sachs Financial Square Government Fund, 0.09% (a)	$1,767,262

	TOTAL SHORT TERM INVESTMENTS (Cost $1,767,262)	$1,767,262

	TOTAL INVESTMENTS (Cost $4,050,325) - 98.8% (b)	$4,268,795
	Other Assets in Excess of Liabilities - 1.2%	53,661

	TOTAL NET ASSETS - 100.0%	$4,322,456

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$12,579	0.3%
Airlines	15,998	0.4
Beverages	70,316	1.6
Chemicals	8,361	0.2
Commercial Banks	419,610	9.7
Diversified Consumer Services	11,918	0.3
Diversified Telecommunication Services	97,794	2.3
Electric Utilities	59,370	1.4
Food & Staples Retailing	17,904	0.4
Food Products	49,323	1.1
Health Care Equipment & Supplies	10,407	0.2
Hotels, Restaurants & Leisure	41,132	1.0
Household Durables	15,900	0.4
Independent Power Producers & Energy Traders	6,135	0.1
Insurance	69,514	1.6
Internet Software & Services	64,656	1.5
IT Services	118,392	2.7
Life Sciences Tools & Services	4,367	0.1
Machinery	30,229	0.7
Media	11,756	0.3
Metals & Mining	427,414	9.9
Oil, Gas & Consumable Fuels	626,156	14.5
Paper & Forest Products	12,500	0.3
Pharmaceuticals	16,343	0.4
Real Estate Management & Development	4,629	0.1
Semiconductors & Semiconductor Equipment	31,990	0.7
Software	30,413	0.7
Water Utilities	9,330	0.2
Wireless Telecommunication Services	207,097	4.8
Short Term Investments	1,767,262	40.9

Total Investments	4,268,795	98.8
Other Assets in Excess of Liabilities	53,661	1.2

Net Assets	$4,322,456	100.0%

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  55

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
October 31, 2010

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,516,247.
Direxion Daily BRIC Bull 2X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR Index	840	$4,146,914	9/12/2011	$341,584
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR Index	322	1,677,103	9/28/2011	25,900

			$5,824,017		$367,484

The accompanying notes are an integral part of these financial statements.
56  DIREXION ANNUAL REPORT

Direxion Daily BRIC Bear 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 117.9%
MONEY MARKET FUNDS - 117.9%
3,438,783	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$3,438,783

	TOTAL SHORT TERM INVESTMENTS (Cost $3,438,783)	$3,438,783

	TOTAL INVESTMENTS (Cost $3,438,783) - 117.9%	$3,438,783
	Liabilities in Excess of Other Assets - (17.9%)	(523,115)

	TOTAL NET ASSETS - 100.0%	$2,915,668

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,667,617.
Direxion Daily BRIC Bear 2X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR Index	882	$4,355,388	9/12/2011	$(384,296)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR Index	221	1,159,878	9/28/2011	(8,581)

			$5,515,266		$(392,877)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  57

Direxion Daily India Bull 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

INVESTMENT COMPANIES - 28.6%
MUTUAL FUNDS - 28.6%
114,774	PowerShares India Portfolio	$2,918,703

	TOTAL INVESTMENT COMPANIES (Cost $2,928,415)	$2,918,703

SHORT TERM INVESTMENTS - 72.2%
MONEY MARKET FUNDS - 72.2%
7,352,404	Goldman Sachs Financial Square Government Fund, 0.09% (a)	7,352,404

	TOTAL SHORT TERM INVESTMENTS (Cost $7,352,404)	$7,352,404

	TOTAL INVESTMENTS (Cost $10,280,819) - 100.8% (b)	$10,271,107
	Liabilities in Excess of Other Assets - (0.8%)	(86,012)

	TOTAL NET ASSETS - 100.0%	$10,185,095

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,922,075.
Direxion Daily India Bull 2X Shares
Swap Equity Contracts
October 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	PowerShares India Portfolio	269,575	$6,188,575	4/27/2011	$664,041
Credit Suisse Capital, LLC	PowerShares India Portfolio	258,480	5,694,952	9/12/2011	906,511
Merrill Lynch International	PowerShares India Portfolio	158,200	4,103,368	3/28/2012	(81,901)

			$15,986,895		$1,488,651

The accompanying notes are an integral part of these financial statements.
58  DIREXION ANNUAL REPORT

Direxion Daily India Bear 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 116.1%
MONEY MARKET FUNDS - 116.1%
3,007,892	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$3,007,892

	TOTAL SHORT TERM INVESTMENTS (Cost $3,007,892)	$3,007,892

	TOTAL INVESTMENTS (Cost $3,007,892) - 116.1%	$3,007,892
	Liabilities in Excess of Other Assets - (16.1%)	(417,025)

	TOTAL NET ASSETS - 100.0%	$2,590,867

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,760,437.
Direxion Daily India Bear 2X Shares
Short Equity Swap Contracts
October 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch International	PowerShares India Portfolio	1,500	$38,588	11/3/2010	$411
Morgan Stanley Capital Services	PowerShares India Portfolio	91,825	2,128,203	4/12/2011	(213,414)
Credit Suisse Capital, LLC	PowerShares India Portfolio	110,460	2,635,404	9/12/2011	(181,722)

			$4,802,195		$(394,725)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  59

Direxion Daily Natural Gas Related Bull 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 48.3%
Gas Utilities - 1.5%
3,786	Questar Corp.	$64,248

Oil, Gas & Consumable Fuels - 46.8%
1,228	Anadarko Petroleum Corp.	75,608
693	Apache Corp.	70,007
1,700	BP PLC ADR	69,411
3,064	Chesapeake Energy Corp.	66,489
955	Cimarex Energy Co.	73,296
3,108	Comstock Resources, Inc.*	69,464
1,187	ConocoPhillips	70,508
1,039	Devon Energy Corp.	67,556
2,231	Encana Corp.	62,959
705	EOG Resources, Inc.	67,482
4,514	EXCO Resources, Inc.	66,943
1,061	Exxon Mobil Corp.	70,525
2,241	Forest Oil Corp.*	68,866
1,194	Hess Corp.	75,258
2,780	Mariner Energy, Inc.*	69,277
1,113	Murphy Oil Corp.	72,523
1,267	Newfield Exploration Co.*	75,538
864	Noble Energy, Inc.	70,399
10,615	PetroQuest Energy, Inc.*	59,232
4,970	Quicksilver Resources, Inc.*	74,401
1,147	Royal Dutch Shell PLC ADR Class A	74,475
1,669	SM Energy Co.	69,564
1,947	Southwestern Energy Co.*	65,906
3,214	Statoil ASA ADR	70,161
5,543	Stone Energy Corp.*	86,637
1,975	Suncor Energy, Inc.	63,220
3,966	Talisman Energy, Inc.	71,943
1,310	Total SA ADR	71,369
1,636	Ultra Petroleum Corp.*	67,321

		2,036,338

	TOTAL COMMON STOCKS (Cost $1,964,375)	$2,100,586

SHORT TERM INVESTMENTS - 52.6%
MONEY MARKET FUNDS - 52.6%
2,290,805	Goldman Sachs Financial Square Government Fund, 0.09% (a)	2,290,805

	TOTAL SHORT TERM INVESTMENTS (Cost $2,290,805)	$2,290,805

	TOTAL INVESTMENTS (Cost $4,255,180) - 100.9% (b)	$4,391,391
	Liabilities in Excess of Other Assets - (0.9%)	(40,907)

	TOTAL NET ASSETS - 100.0%	$4,350,484

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,440,403.
Direxion Daily Natural Gas Related Bull 2X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	54,107	$5,322,385	1/17/2012	$276,921
Deutsche Bank AG London	ISE-Revere Natural Gas Index	9,866	1,011,264	07/17/2015	7,088

			$6,333,649		$284,009

The accompanying notes are an integral part of these financial statements.
60  DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 110.3%
MONEY MARKET FUNDS - 110.3%
3,757,611	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$3,757,611

	TOTAL SHORT TERM INVESTMENTS (Cost $3,757,611)	$3,757,611

	TOTAL INVESTMENTS (Cost $3,757,611) - 110.3%	$3,757,611
	Liabilities in Excess of Other Assets - (10.3%)	(350,075)

	TOTAL NET ASSETS - 100.0%	$3,407,536

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,487,121.
Direxion Daily Natural Gas Related Bear 2X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	61,101	$5,990,861	1/17/2012	$(338,349)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	4,911	502,916	07/17/2015	(4,187)

			$6,493,777		$(342,536)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  61

Direxion Daily Retail Bull 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 44.8%
Food & Staples Retailing - 11.6%
221	BJ’s Wholesale Club, Inc.*	$9,222
1,811	Costco Wholesale Corp.	113,677
8,389	Wal-Mart Stores, Inc.	454,432

		577,331

Internet & Catalog Retail - 6.0%
1,438	Amazon.com, Inc.*	237,471
2,456	Liberty Media Corp. -
	Interactive Class A*	36,251
164	Netflix, Inc.*	28,454

		302,176

Multiline Retail - 8.1%
311	Big Lots, Inc.*	9,756
287	Dollar General Corp.*	8,091
523	Dollar Tree, Inc.*	26,835
555	Family Dollar Stores, Inc.	25,624
971	J.C. Penney Co., Inc.	30,276
1,262	Kohl’s Corp.*	64,615
1,735	Macy’s, Inc.	41,016
687	Nordstrom, Inc.	26,456
187	Sears Holdings Corp.*	13,460
3,027	Target Corp.	157,222

		403,351

Specialty Retail - 19.1%
298	Aaron’s, Inc.	5,620
363	Abercrombie & Fitch Co. Class A	15,558
361	Advance Auto Parts, Inc.	23,458
384	Aeropostale, Inc.*	9,362
804	American Eagle Outfitters, Inc.	12,872
271	AutoNation, Inc.*	6,293
108	AutoZone, Inc.*	25,664
1,082	Bed Bath & Beyond, Inc.*	47,500
1,342	Best Buy Co., Inc.	57,679
919	CarMax, Inc.*	28,480
735	Chico’s FAS, Inc.	7,144
368	Dick’s Sporting Goods, Inc.*	10,606
644	Foot Locker, Inc.	10,259
628	GameStop Corp. Class A*	12,346
1,750	Gap, Inc.	33,267
6,961	Home Depot, Inc.	214,956
1,098	Limited Brands, Inc.	32,270
5,932	Lowe’s Cos., Inc.	126,530
1,133	Office Depot, Inc.*	5,087
568	O’Reilly Automotive, Inc.*	33,228
486	PetSmart, Inc.	18,191
465	RadioShack Corp.	9,360
503	Ross Stores, Inc.	29,672
3,001	Staples, Inc.	61,430
1,677	TJX Cos, Inc.	76,958
298	Tractor Supply Co.	11,801
501	Urban Outfitters, Inc.*	15,416
396	Williams-Sonoma, Inc.	12,818

		953,825

	TOTAL COMMON STOCKS
	(Cost $1,996,012)	$2,236,683

SHORT TERM INVESTMENTS - 54.2%
MONEY MARKET FUNDS - 54.2%
2,709,066	Goldman Sachs Financial Square Government Fund, 0.09% (a)	2,709,066

	TOTAL SHORT TERM INVESTMENTS (Cost $2,709,066)	$2,709,066

	TOTAL INVESTMENTS (Cost $4,705,078) - 99.0% (b)	$4,945,749
	Other Assets in Excess of Liabilities - 1.0%	49,842

	TOTAL NET ASSETS - 100.0%	$4,995,591

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,534,835.
Direxion Daily Retail Bull 2X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Russell 1000 Retail Index	907	$1,065,875	9/10/2011	$7,772
Deutsche Bank AG London	Russell 1000 Retail Index	5,646	5,975,205	7/17/2015	723,076

			$7,041,080		$730,848

The accompanying notes are an integral part of these financial statements.
62  DIREXION ANNUAL REPORT

Direxion Daily Retail Bear 2X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 120.1%
MONEY MARKET FUNDS - 120.1%
3,669,473	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$3,669,473

	TOTAL SHORT TERM INVESTMENTS (Cost $3,669,473)	$3,669,473

	TOTAL INVESTMENTS (Cost $3,669,473) - 120.1%	$3,669,473
	Liabilities in Excess of Other Assets - (20.1%)	(615,237)

	TOTAL NET ASSETS - 100.0%	$3,054,236

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,913,498.
Direxion Daily Retail Bear 2X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Retail Index	1,175	$1,324,838	7/16/2011	$(67,481)
Deutsche Bank AG London	Russell 1000 Retail Index	3,985	4,194,042	7/17/2015	(535,348)

			$5,518,880		$(602,829)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  63

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 26.1%
Aerospace & Defense - 0.7%
3,337	Boeing Co.	$235,726
5,329	General Dynamics Corp.	363,012
3,373	Honeywell International, Inc.	158,902
511	L-3 Communications Holdings, Inc.	36,889
1,358	Lockheed Martin Corp.	96,812
1,819	Northrop Grumman Corp.	114,979
628	Precision Castparts Corp.	85,772
683	Rockwell Collins, Inc.	41,328
4,111	United Technologies Corp.	307,379

		1,440,799

Air Freight & Logistics - 0.2%
730	C.H. Robinson Worldwide, Inc.	51,450
1,370	FedEx Corp.	120,177
3,148	United Parcel Service, Inc. Class B	211,986

		383,613

Airlines - 0.1%
10,764	Delta Air Lines, Inc.*	149,512
10,905	Southwest Airlines Co.	150,053

		299,565

Auto Components - 0.1%
1,813	BorgWarner, Inc.*	101,727
2,962	Johnson Controls, Inc.	104,026

		205,753

Automobiles - 0.1%
14,695	Ford Motor Co.*	207,640

Beverages - 0.6%
1,865	Brown-Forman Corp. Class B	113,411
315	Central European Distribution Corp.*	7,865
9,283	Coca-Cola Co.	569,234
4,215	Coca-Cola Enterprises, Inc.	101,202
3,231	Constellation Brands, Inc. Class A*	63,748
7,100	PepsiCo, Inc.	463,630

		1,319,090

Biotechnology - 0.3%
1,373	Alexion Pharmaceuticals, Inc.*	93,776
4,213	Amgen, Inc.*	240,941
2,210	Amylin Pharmaceuticals, Inc.*	28,796
3,925	Gilead Sciences, Inc.*	155,705
2,891	Human Genome Sciences, Inc.*	77,710
794	Talecris Biotherapeutics Holdings Corp.*	19,469

		616,397

Capital Markets - 0.6%
192	Affiliated Managers Group, Inc.*	16,437
1,134	Ameriprise Financial, Inc.	58,616
3,397	E*Trade Financial Corp.*	48,577
1,823	Eaton Vance Corp.	52,448
646	Franklin Resources, Inc.	74,096
2,269	Goldman Sachs Group, Inc.	365,196
5,100	Invesco Ltd.	117,300
513	Jefferies Group, Inc.	12,276
1,406	Lazard Ltd. Class A	51,881
8,933	Morgan Stanley	222,164
1,070	Northern Trust Corp.	53,104
659	SEI Investments Co.	14,597
1,137	T. Rowe Price Group, Inc.	62,842

		1,149,534

Chemicals - 0.7%
3,272	Air Products & Chemicals, Inc.	278,022
1,417	Albemarle Corp.	71,034
685	CF Industries Holdings, Inc.	83,933
752	Cytec Industries, Inc.	37,239
5,091	Dow Chemical Co.	156,956
3,984	E.I. du Pont de Nemours & Co.	188,364
1,119	Eastman Chemical Co.	87,920
1,023	Ecolab, Inc.	50,454
1,220	International Flavors & Fragrances, Inc.	61,195
304	Lubrizol Corp.	31,157
2,410	Monsanto Co.	143,202
689	Mosaic Co.	50,407
730	PPG Industries, Inc.	55,991
1,363	Praxair, Inc.	124,496
412	Sherwin-Williams Co.	30,064
535	Sigma-Aldrich Corp.	33,930

		1,484,364

Commercial Banks - 0.6%
2,663	Associated Banc-Corp.	33,740
3,047	BB&T Corp.	71,330
3,090	CIT Group, Inc.*	133,890
775	Comerica, Inc.	27,730
870	Fulton Financial Corp.	8,126
3,865	KeyCorp	31,654
2,816	Popular, Inc.*	7,688
7,537	Regions Financial Corp.	47,483
8,448	U.S. Bancorp	204,273
21,442	Wells Fargo & Co.	559,207

		1,125,121

Commercial Services & Supplies - 0.1%
1,998	Covanta Holding Corp.*	31,528
2,129	Waste Management, Inc.	76,048

		107,576

Communications Equipment - 0.6%
1,429	Ciena Corp.*	19,849
25,153	Cisco Systems, Inc.*	574,243
6,298	Juniper Networks, Inc.*	203,992
1,309	Polycom, Inc.*	44,218

The accompanying notes are an integral part of these financial statements.
64  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Communications Equipment (continued)
7,222	QUALCOMM, Inc.	$325,929
5,946	Tellabs, Inc.	40,552

		1,208,783

Computers & Peripherals - 0.9%
4,008	Apple, Inc.*	1,205,887
9,047	EMC Corp.*	190,077
10,327	Hewlett-Packard Co.	434,354
1,879	NCR Corp.*	25,780
1,724	QLogic Corp.*	30,291

		1,886,389

Construction & Engineering - 0.1%
2,762	Fluor Corp.	133,101
1,269	URS Corp.*	49,402

		182,503

Construction Materials - 0.0%†
1,964	Vulcan Materials Co.	71,706

Consumer Finance - 0.2%
4,619	American Express Co.	191,504
8,379	Discover Financial Services	147,889

		339,393

Containers & Packaging - 0.0%†
466	Temple-Inland, Inc.	9,655

Distributors - 0.1%
2,448	Genuine Parts Co.	117,161
929	LKQ Corp.*	20,197

		137,358

Diversified Consumer Services - 0.0%†
2,000	Apollo Group, Inc. Class A*	74,960
1,119	Service Corp. International	9,265

		84,225

Diversified Financial Services - 1.0%
44,188	Bank of America Corp.	505,511
93,175	Citigroup, Inc.*	388,540
935	CME Group, Inc.	270,823
17,527	JPMorgan Chase & Co.	659,541
858	Leucadia National Corp.*	21,810
3,162	Moody’s Corp.	85,563

		1,931,788

Diversified Telecommunication Services - 0.7%
26,023	AT&T, Inc.	741,656
4,621	CenturyLink, Inc.	191,217
12,449	Verizon Communications, Inc.	404,219
7,455	Windstream Corp.	94,380

		1,431,472

Electric Utilities - 0.4%
2,113	American Electric Power Co., Inc.	79,111
19,809	Duke Energy Corp.	360,722
3,437	Pepco Holdings, Inc.	66,197
1,672	Pinnacle West Capital Corp.	68,819
4,438	Progress Energy, Inc.	199,710

		774,559

Electrical Equipment - 0.1%
933	AMETEK, Inc.	50,428
3,321	Emerson Electric Co.	182,323
933	Hubbell, Inc. Class B	50,401

		283,152

Electronic Equipment, Instruments & Components - 0.1%
1,528	Agilent Technologies, Inc.*	53,174
1,877	Arrow Electronics, Inc.*	55,578
1,360	FLIR Systems, Inc.*	37,863
620	Itron, Inc.*	37,677

		184,292

Energy Equipment & Services - 0.5%
2,461	Baker Hughes, Inc.	114,018
1,064	Diamond Offshore Drilling, Inc.	70,394
7,972	Halliburton Co.	253,988
771	Oil States International, Inc.*	39,414
2,709	Pride International, Inc.*	82,137
5,253	Schlumberger Ltd.	367,132

		927,083

Food & Staples Retailing - 0.4%
7,142	CVS Caremark Corp.	215,117
2,798	SUPERVALU, Inc.	30,190
2,599	Sysco Corp.	76,567
8,988	Wal-Mart Stores, Inc.	486,880

		808,754

Food Products - 0.6%
5,660	Archer-Daniels-Midland Co.	188,591
1,264	Bunge Ltd.	75,928
806	Campbell Soup Co.	29,217
7,849	ConAgra Foods, Inc.	176,524
1,000	Corn Products International, Inc.	42,550
809	Dean Foods Co.*	8,414
1,745	Del Monte Foods Co.	25,023
2,922	General Mills, Inc.	109,692
1,396	H.J. Heinz Co.	68,558
527	J.M. Smucker Co.	33,876
7,057	Kraft Foods, Inc. Class A	227,729
1,803	Mead Johnson Nutrition Co. Class A	106,052
2,906	Sara Lee Corp.	41,643
606	Smithfield Foods, Inc.*	10,151
2,621	Tyson Foods, Inc. Class A	40,757

		1,184,705

Gas Utilities - 0.1%
1,192	AGL Resources, Inc.	46,798
987	Atmos Energy Corp.	29,067
1,683	UGI Corp.	50,642

		126,507

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  65

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Health Care Equipment & Supplies - 0.4%
1,091	Beckman Coulter, Inc.	$58,085
638	C.R. Bard, Inc.	53,031
233	Intuitive Surgical, Inc.*	61,267
966	Kinetic Concepts, Inc.*	36,737
4,845	Medtronic, Inc.	170,592
5,039	St. Jude Medical, Inc.*	192,994
608	Teleflex, Inc.	33,896
3,133	Zimmer Holdings, Inc.*	148,629

		755,231

Health Care Providers & Services - 0.2%
2,381	CIGNA Corp.	83,788
1,456	Community Health Systems, Inc.*	43,797
2,416	Express Scripts, Inc.*	117,224
1,607	Laboratory Corp. of America Holdings*	130,681
1,568	Patterson Cos, Inc.	43,355

		418,845

Health Care Technology - 0.0%†
1,069	Cerner Corp.*	93,890

Hotels, Restaurants & Leisure - 0.8%
1,806	Brinker International, Inc.	33,483
3,845	Carnival Corp.	165,989
490	Chipotle Mexican Grill, Inc.*	103,003
10,066	McDonald’s Corp.	782,833
4,207	MGM Resorts International*	45,982
2,035	Royal Caribbean Cruises Ltd.*	80,464
3,299	Starbucks Corp.	93,955
5,787	Wendy’s/Arby’s Group, Inc. Class A	26,620
5,035	Yum! Brands, Inc.	249,535

		1,581,864

Household Durables - 0.1%
739	Jarden Corp.	23,692
4,291	Newell Rubbermaid, Inc.	75,736
828	Tupperware Brands Corp.	37,103

		136,531

Household Products - 0.5%
1,210	Church & Dwight Co., Inc.	79,679
2,162	Colgate-Palmolive Co.	166,733
12,688	Procter & Gamble Co.	806,576

		1,052,988

Independent Power Producers & Energy Traders - 0.1%
10,316	AES Corp.*	123,173
3,399	NRG Energy, Inc.*	67,674

		190,847

Industrial Conglomerates - 0.5%
3,141	3M Co.	264,535
47,019	General Electric Co.	753,245
4,215	Textron, Inc.	87,756

		1,105,536

Insurance - 1.2%
2,070	Aflac, Inc.	115,692
37	Alleghany Corp.*	11,118
383	American Financial Group, Inc.	11,712
4,154	Aon Corp.	165,122
814	Arch Capital Group Ltd.*	70,321
1,596	Arthur J. Gallagher & Co.	44,943
1,199	Aspen Insurance Holdings Ltd.	34,016
492	Assurant, Inc.	19,454
7,609	Berkshire Hathaway, Inc. Class B*	605,372
2,881	Chubb Corp.	167,156
2,246	Cincinnati Financial Corp.	66,122
414	CNA Financial Corp.*	11,476
3,539	Fidelity National Financial, Inc. Class A	47,387
3,912	Hartford Financial Services Group, Inc.	93,810
4,845	Loews Corp.	191,281
146	Markel Corp.*	48,913
2,388	Marsh & McLennan Cos, Inc.	59,652
408	Mercury General Corp.	17,332
2,594	MetLife, Inc.	104,616
10,339	Progressive Corp.	218,773
1,315	Protective Life Corp.	31,521
2,044	Prudential Financial, Inc.	107,474
1,127	Reinsurance Group of America, Inc.	56,429
216	StanCorp Financial Group, Inc.	9,266
355	Torchmark Corp.	20,334
2,182	Travelers Cos, Inc.	120,446
122	White Mountains Insurance Group Ltd.	38,942

		2,488,680

Internet & Catalog Retail - 0.2%
2,133	Amazon.com, Inc.*	352,244
277	priceline.com, Inc.*	104,376

		456,620

Internet Software & Services - 0.7%
12,090	eBay, Inc.*	360,403
1,067	Google, Inc. Class A*	654,060
19,613	Yahoo!, Inc.*	323,811

		1,338,274

IT Services - 0.7%
2,689	Accenture PLC Class A	120,225
3,183	Amdocs Ltd.*	97,654
2,211	Automatic Data Processing, Inc.	98,213
2,093	Broadridge Financial Solutions, Inc.	46,046
1,312	Cognizant Technology Solutions Corp. Class A*	85,529
1,118	Global Payments, Inc.	43,557

The accompanying notes are an integral part of these financial statements.
66  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

IT Services (continued)
5,644	International Business Machines Corp.	$810,478
422	Lender Processing Services, Inc.	12,171
2,850	Paychex, Inc.	78,945
2,545	Total System Services, Inc.	39,728

		1,432,546

Life Sciences Tools & Services - 0.1%
1,025	Charles River Laboratories International, Inc.*	33,589
2,810	Life Technologies Corp.*	141,006

		174,595

Machinery - 0.6%
794	Bucyrus International, Inc.	54,119
2,762	Caterpillar, Inc.	217,093
889	Cummins, Inc.	78,321
1,875	Deere & Co.	144,000
1,186	Donaldson Co., Inc.	57,782
1,647	Dover Corp.	87,456
731	Eaton Corp.	64,935
1,936	Illinois Tool Works, Inc.	88,475
1,406	Ingersoll-Rand PLC	55,270
1,093	Navistar International Corp.*	52,661
1,602	PACCAR, Inc.	82,118
1,408	Parker Hannifin Corp.	107,782
882	Snap-On, Inc.	44,982
997	WABCO Holdings, Inc.*	46,281

		1,181,275

Marine - 0.0%†
628	Alexander & Baldwin, Inc.	21,622
829	Kirby Corp.*	35,639

		57,261

Media - 0.9%
158	Central European Media Enterprises Ltd.*	3,642
3,904	DIRECTV Class A*	169,668
2,494	Discovery Communications, Inc. Class A*	111,257
3,094	Dish Network Corp. Class A*	61,447
682	Lamar Advertising Co. Class A*	23,181
2,838	McGraw-Hill Cos, Inc.	106,851
10,057	News Corp. Class A	145,424
3,424	Omnicom Group, Inc.	150,519
3,358	Thomson Reuters Corp.	128,443
3,120	Time Warner Cable, Inc.	180,554
5,015	Time Warner, Inc.	163,038
5,847	Viacom, Inc. Class B	225,636
10,773	Walt Disney Co.	389,013

		1,858,673

Metals & Mining - 0.2%
1,694	AK Steel Holding Corp.	21,328
1,522	Allegheny Technologies, Inc.	80,194
4,859	Nucor Corp.	185,711
2,599	Southern Copper Corp.	111,237
1,371	United States Steel Corp.	58,665

		457,135

Multiline Retail - 0.1%
1,067	Big Lots, Inc.*	33,472
1,864	Macy’s, Inc.	44,065
700	Sears Holdings Corp.*	50,386

		127,923

Multi-Utilities - 0.4%
1,047	Ameren Corp.	30,342
3,543	CMS Energy Corp.	65,120
2,625	Dominion Resources, Inc.	114,083
2,604	DTE Energy Co.	121,763
516	Integrys Energy Group, Inc.	27,446
5,732	PG&E Corp.	274,104
1,745	SCANA Corp.	71,266
1,343	Sempra Energy	71,824
1,248	Vectren Corp.	34,170

		810,118

Office Electronics - 0.1%
14,966	Xerox Corp.	175,102

Oil, Gas & Consumable Fuels - 2.2%
534	Alpha Natural Resources, Inc.*	24,121
2,177	Anadarko Petroleum Corp.	134,038
1,481	Apache Corp.	149,611
8,849	Chevron Corp.	731,016
1,128	Cobalt International Energy, Inc.*	10,434
6,552	ConocoPhillips	389,189
1,964	Devon Energy Corp.	127,699
1,118	EOG Resources, Inc.	107,015
21,405	Exxon Mobil Corp.	1,422,790
1,175	Forest Oil Corp.*	36,108
1,292	Hess Corp.	81,435
3,132	Marathon Oil Corp.	111,405
1,592	Massey Energy Co.	66,975
853	Murphy Oil Corp.	55,582
3,569	Occidental Petroleum Corp.	280,631
2,359	Peabody Energy Corp.	124,791
2,160	Plains Exploration & Production Co.*	60,199
2,641	SandRidge Energy, Inc.*	14,446
906	Southern Union Co.	22,768
3,039	Southwestern Energy Co.*	102,870
8,660	Spectra Energy Corp.	205,848
2,176	Tesoro Corp.	28,201
2,494	Valero Energy Corp.	44,767
790	Whiting Petroleum Corp.*	79,348
5,143	Williams Cos, Inc.	110,677

		4,521,964

Paper & Forest Products - 0.0%†
1,912	International Paper Co.	48,335

Personal Products - 0.0%†
2,668	Avon Products, Inc.	81,241

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  67

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Pharmaceuticals - 1.7%
6,803	Abbott Laboratories	$349,130
4,694	Allergan, Inc.	339,893
7,568	Bristol-Myers Squibb Co.	203,579
15,670	Eli Lilly & Co.	551,584
14,348	Johnson & Johnson	913,537
3,846	King Pharmaceuticals, Inc.*	54,383
13,736	Merck & Co., Inc.	498,342
35,513	Pfizer, Inc.	617,926

		3,528,374

Professional Services - 0.0%†
776	Dun & Bradstreet Corp.	57,742

Real Estate Investment Trusts - 0.7%
192	Alexandria Real Estate Equities, Inc.	14,108
2,137	Boston Properties, Inc.	184,188
997	CommonWealth REIT	25,374
1,245	Equity Residential	60,544
465	Essex Property Trust, Inc.	52,526
4,535	HCP, Inc.	163,305
10,140	Host Hotels & Resorts, Inc.	161,125
6,245	Kimco Realty Corp.	107,601
1,841	Nationwide Health Properties, Inc.	75,168
1,982	Public Storage	196,654
2,504	UDR, Inc.	56,290
1,439	Ventas, Inc.	77,073
707	Vornado Realty Trust	61,785
1,854	Weingarten Realty Investors	44,737
9,754	Weyerhaeuser Co.	158,210

		1,438,688

Real Estate Management & Development - 0.1%
4,394	CB Richard Ellis Group, Inc. Class A*	80,630
1,433	St. Joe Co.*	28,932

		109,562

Road & Rail - 0.3%
1,719	CSX Corp.	105,633
768	Landstar System, Inc.	28,892
4,110	Norfolk Southern Corp.	252,724
2,236	Union Pacific Corp.	196,052

		583,301

Semiconductors & Semiconductor Equipment - 0.9%
1,323	Altera Corp.	41,291
1,789	Analog Devices, Inc.	60,236
7,102	Atmel Corp.*	62,924
24,508	Intel Corp.	491,875
2,626	KLA-Tencor Corp.	93,801
3,457	Linear Technology Corp.	111,419
6,903	Marvell Technology Group Ltd.*	133,297
2,226	Maxim Integrated Products, Inc.	48,215
2,844	Microchip Technology, Inc.	91,520
8,823	NVIDIA Corp.*	106,141
2,728	Skyworks Solutions, Inc.*	62,498
16,745	Texas Instruments, Inc.	495,150
1,154	Varian Semiconductor Equipment Associates, Inc.*	37,701

		1,836,068

Software - 1.0%
8,115	Adobe Systems, Inc.*	228,437
1,117	Citrix Systems, Inc.*	71,566
716	Factset Research Systems, Inc.	62,851
1,106	McAfee, Inc.*	52,314
33,732	Microsoft Corp.	898,620
16,784	Oracle Corp.	493,450
960	Salesforce.com, Inc.*	111,427
9,458	Symantec Corp.*	153,030

		2,071,695

Specialty Retail - 0.5%
920	American Eagle Outfitters, Inc.	14,729
4,059	Bed Bath & Beyond, Inc.*	178,190
981	CarMax, Inc.*	30,401
2,083	Chico’s FAS, Inc.	20,247
1,370	Dick’s Sporting Goods, Inc.*	39,483
572	Guess?, Inc.	22,262
7,461	Home Depot, Inc.	230,396
4,123	Limited Brands, Inc.	121,175
6,359	Lowe’s Cos, Inc.	135,638
4,356	Office Depot, Inc.*	19,559
1,572	PetSmart, Inc.	58,840
8,137	Staples, Inc.	166,564

		1,037,484

Textiles, Apparel & Luxury Goods - 0.2%
2,688	Coach, Inc.	134,400
1,271	Hanesbrands, Inc.*	31,521
1,594	NIKE, Inc. Class B	129,815
867	Polo Ralph Lauren Corp. Class A	83,995

		379,731

Thrifts & Mortgage Finance - 0.1%
3,228	First Niagara Financial Group, Inc.	38,252
6,719	New York Community Bancorp, Inc.	113,753
5,726	People’s United Financial, Inc.	70,487

		222,492

Tobacco - 0.4%
9,178	Altria Group, Inc.	233,305
665	Lorillard, Inc.	56,751
8,159	Philip Morris International, Inc.	477,301

		767,357

The accompanying notes are an integral part of these financial statements.
68  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Trading Companies & Distributors - 0.1%
579	Fastenal Co.	$29,807
961	W.W. Grainger, Inc.	119,193

		149,000

Wireless Telecommunication Services - 0.2%
1,777	American Tower Corp. Class A*	91,711
4,465	Crown Castle International Corp.*	192,531
12,974	Sprint Nextel Corp.*	53,453
238	US Cellular Corp.*	11,057

		348,752

	TOTAL COMMON STOCKS (Cost $51,070,047)	$52,987,496

SHORT TERM INVESTMENTS - 73.6%
MONEY MARKET FUNDS - 73.6%
149,463,101	Goldman Sachs Financial Square Government Fund, 0.09% (a)	149,463,101

	TOTAL SHORT TERM INVESTMENTS (Cost $149,463,101)	$149,463,101

	TOTAL INVESTMENTS (Cost $200,533,148) - 99.7% (b)	$202,450,597
	Other Assets in Excess of Liabilities - 0.3%	698,999

	TOTAL NET ASSETS - 100.0%	$203,149,596

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $123,999,988.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 1000 Index	86,600	$51,016,249	1/19/2011	$6,365,803
Credit Suisse Capital, LLC	Russell 1000 Index	490,000	271,145,770	1/27/2011	54,372,012
BNP Paribas	Russell 1000 Index	76,200	46,935,816	5/19/2011– 12/22/2011	2,999,856
Merrill Lynch International	Russell 1000 Index	78,700	50,850,634	2/24/2011	598,404
Citibank N.A.	Russell 1000 Index	30,000	18,233,746	1/20/2012	1,436,800
Deutsche Bank AG London	Russell 1000 Index	89,900	54,293,222	8/21/2014	4,552,506

			$492,475,437		$70,325,381

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  69

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 121.4%
MONEY MARKET FUNDS - 121.4%
344,770,035	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$344,770,035

	TOTAL SHORT TERM INVESTMENTS (Cost $344,770,035)	$344,770,035

	TOTAL INVESTMENTS (Cost $344,770,035) - 121.4%	$344,770,035
	Liabilities in Excess of Other Assets - (21.4%)	(60,791,785)

	TOTAL NET ASSETS - 100.0%	$283,978,250

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $221,064,022.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Morgan Stanley Capital Services	Russell 1000 Index	158,600	$92,307,891	1/19/2011	$(13,214,199)
Merrill Lynch International	Russell 1000 Index	122,100	78,238,157	2/24/2011	(1,612,819)
BNP Paribas	Russell 1000 Index	150,700	90,136,837	10/20/2011– 12/22/2011	(8,573,995)
Credit Suisse Capital, LLC	Russell 1000 Index	639,800	401,530,932	11/7/2011	(20,186,381)
Citibank N.A.	Russell 1000 Index	200,000	119,814,382	1/17/2012	(11,439,133)
Deutsche Bank AG London	Russell 1000 Index	32,300	19,182,728	6/30/2014	(2,016,170)

			$801,210,927		$(57,042,697)

The accompanying notes are an integral part of these financial statements.
70  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 20.0%
Aerospace & Defense - 0.3%
290	Goodrich Corp.	$23,800
1,492	ITT Corp.	70,407
366	Rockwell Collins, Inc.	22,147

		116,354

Air Freight & Logistics - 0.3%
1,350	C.H. Robinson Worldwide, Inc.	95,148
494	Expeditors International of Washington, Inc.	24,384
826	UTI Worldwide, Inc.	15,876

		135,408

Airlines - 0.2%
1,911	Delta Air Lines, Inc.*	26,544
3,628	Southwest Airlines Co.	49,921
391	United Continental Holdings, Inc.*	11,355

		87,820

Auto Components - 0.2%
196	Autoliv, Inc.	13,975
394	BorgWarner, Inc.*	22,107
639	TRW Automotive Holdings Corp.*	29,196

		65,278

Automobiles - 0.0%†
548	Harley-Davidson, Inc.	16,813

Beverages - 0.3%
246	Brown-Forman Corp. Class B	14,959
741	Coca-Cola Enterprises, Inc.	17,791
424	Constellation Brands, Inc. Class A*	8,366
1,174	Dr Pepper Snapple Group, Inc.	42,910
539	Hansen Natural Corp.*	27,602

		111,628

Biotechnology - 0.1%
479	Myriad Genetics, Inc.*	9,546
403	United Therapeutics Corp.*	24,180
469	Vertex Pharmaceuticals, Inc.*	17,977

		51,703

Building Products - 0.0%†
162	Armstrong World Industries, Inc.*	6,764
835	Masco Corp.	8,901

		15,665

Capital Markets - 0.4%
364	Affiliated Managers Group, Inc.*	31,162
598	Ameriprise Financial, Inc.	30,911
1,155	Ares Capital Corp.	19,335
240	Greenhill & Co., Inc.	18,641
1,492	Janus Capital Group, Inc.	15,755
270	Jefferies Group, Inc.	6,461
215	Lazard Ltd. Class A	7,933
611	T. Rowe Price Group, Inc.	33,770
367	Waddell & Reed Financial, Inc. Class A	10,669

		174,637

Chemicals - 0.7%
742	Albemarle Corp.	37,196
1,273	Celanese Corp. Class A	45,382
165	CF Industries Holdings, Inc.	20,217
277	Eastman Chemical Co.	21,764
170	FMC Corp.	12,427
1,536	Huntsman Corp.	21,274
186	International Flavors & Fragrances, Inc.	9,330
366	Intrepid Potash, Inc.*	12,565
157	Lubrizol Corp.	16,091
386	PPG Industries, Inc.	29,606
329	Scotts Miracle-Gro Co. Class A	17,569
215	Sherwin-Williams Co.	15,689
283	Sigma-Aldrich Corp.	17,948

		277,058

Commercial Banks - 0.6%
465	CIT Group, Inc.*	20,149
370	City National Corp.	19,081
1,436	Comerica, Inc.	51,380
345	East West Bancorp, Inc.	6,082
1,847	Fifth Third Bancorp	23,198
2,044	KeyCorp	16,741
263	M&T Bank Corp.	19,659
3,790	Regions Financial Corp.	23,877
1,163	SunTrust Banks, Inc.	29,098
3,848	Synovus Financial Corp.	8,312
1,157	TCF Financial Corp.	15,226
1,309	Valley National Bancorp	17,462

		250,265

Commercial Services & Supplies - 0.4%
1,269	Iron Mountain, Inc.	27,651
1,689	Pitney Bowes, Inc.	37,057
1,680	R.R. Donnelley & Sons Co.	30,996
2,088	Republic Services, Inc.	62,243

		157,947

Communications Equipment - 0.2%
334	Ciena Corp.*	4,639
186	F5 Networks, Inc.*	21,892
302	Harris Corp.	13,647
1,756	JDS Uniphase Corp.*	18,456
895	Tellabs, Inc.	6,104

		64,738

Computers & Peripherals - 0.1%
639	Lexmark International, Inc. Class A*	24,301
535	SanDisk Corp.*	20,105

		44,406

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  71

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Construction & Engineering - 0.1%
235	Aecom Technology Corp.*	$6,225
856	KBR, Inc.	21,742
342	Shaw Group, Inc.*	10,452

		38,419

Construction Materials - 0.0%†
295	Eagle Materials, Inc.	6,921

Consumer Finance - 0.1%
1,265	Discover Financial Services	22,327

Containers & Packaging - 0.2%
159	AptarGroup, Inc.	7,136
215	Ball Corp.	13,837
255	Bemis Co., Inc.	8,099
376	Crown Holdings, Inc.*	12,103
578	Owens-Illinois, Inc.*	16,201
241	Packaging Corp. of America	5,888
310	Pactiv Corp.*	10,286
1,299	Sealed Air Corp.	30,072

		103,622

Distributors - 0.0%†
367	Genuine Parts Co.	17,565

Diversified Consumer Services - 0.1%
299	Apollo Group, Inc. Class A*	11,206
296	DeVry, Inc.	14,167

		25,373

Diversified Financial Services - 0.2%
297	Interactive Brokers Group, Inc. Class A*	5,560
171	IntercontinentalExchange, Inc.*	19,643
453	Leucadia National Corp.*	11,515
478	Moody’s Corp.	12,935
255	MSCI, Inc. Class A*	9,142
733	NASDAQ OMX Group, Inc.*	15,407

		74,202

Diversified Telecommunication Services - 0.2%
1,397	CenturyLink, Inc.	57,808
3,686	Windstream Corp.	46,665

		104,473

Electric Utilities - 0.5%
1,378	Allegheny Energy, Inc.	31,970
758	Edison International	27,970
1,417	FirstEnergy Corp.	51,465
291	ITC Holdings Corp.	18,219
1,913	NV Energy, Inc.	26,132
1,137	Pepco Holdings, Inc.	21,899
669	Progress Energy, Inc.	30,105

		207,760

Electrical Equipment - 0.3%
390	Cooper Industries PLC	20,444
425	General Cable Corp.*	11,874
487	Hubbell, Inc. Class B	26,308
313	Regal-Beloit Corp.	18,063
763	Roper Industries, Inc.	52,975

		129,664

Electronic Equipment, Instruments & Components - 0.3%
807	Amphenol Corp. Class A	40,455
1,412	Avnet, Inc.*	42,049
124	Dolby Laboratories, Inc. Class A*	7,648
94	Itron, Inc.*	5,713
1,400	Vishay Intertechnology, Inc.*	15,820

		111,685

Energy Equipment & Services - 0.4%
570	Cameron International Corp.*	24,937
515	Exterran Holdings, Inc.*	12,963
283	FMC Technologies, Inc.*	20,404
219	Helmerich & Payne, Inc.	9,369
449	Oceaneering International, Inc.*	27,780
1,251	Patterson-UTI Energy, Inc.	24,282
728	Rowan Cos, Inc.*	23,951
1,722	Weatherford International Ltd.*	28,947

		172,633

Food & Staples Retailing - 0.2%
425	BJ’s Wholesale Club, Inc.*	17,735
903	Safeway, Inc.	20,679
1,102	SUPERVALU, Inc.	11,890
325	Whole Foods Market, Inc.*	12,919

		63,223

Food Products - 0.5%
1,034	ConAgra Foods, Inc.	23,254
175	Corn Products International, Inc.	7,446
420	Dean Foods Co.*	4,368
736	H.J. Heinz Co.	36,145
563	Hormel Foods Corp.	25,853
687	McCormick & Co., Inc.	30,379
474	Mead Johnson Nutrition Co. Class A	27,881
3,072	Sara Lee Corp.	44,022
319	Smithfield Foods, Inc.*	5,343
694	Tyson Foods, Inc. Class A	10,792

		215,483

Gas Utilities - 0.1%
633	AGL Resources, Inc.	24,852
1,124	Questar Corp.	19,074

		43,926

Health Care Equipment & Supplies - 0.5%
212	Beckman Coulter, Inc.	11,287
3,527	Boston Scientific Corp.*	22,502
222	C.R. Bard, Inc.	18,453
345	Cooper Cos, Inc.	17,022
856	DENTSPLY International, Inc.	26,870
264	Edwards Lifesciences Corp.*	16,872
385	Hospira, Inc.*	22,900
353	IDEXX Laboratories, Inc.*	21,166
92	Intuitive Surgical, Inc.*	24,191

The accompanying notes are an integral part of these financial statements.
72  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Health Care Equipment & Supplies (continued)
465	Thoratec Corp.*	$15,178
288	Varian Medical Systems, Inc.*	18,207

		214,648

Health Care Providers & Services - 0.6%
657	AmerisourceBergen Corp.	21,563
698	Brookdale Senior Living, Inc.*	13,108
698	CIGNA Corp.	24,563
845	DaVita, Inc.*	60,629
240	Emergency Medical Services Corp. Class A*	13,051
807	Health Net, Inc.*	21,700
1,002	Humana, Inc.*	58,407
243	Laboratory Corp. of America Holdings*	19,761
346	Quest Diagnostics, Inc.	17,002
700	VCA Antech, Inc.*	14,469

		264,253

Health Care Technology - 0.1%
528	Allscripts-Misys Healthcare Solutions, Inc.*	10,079
536	Cerner Corp.*	47,077

		57,156

Hotels, Restaurants & Leisure - 0.4%
145	Chipotle Mexican Grill, Inc.*	30,481
268	Hyatt Hotels Corp. Class A*	10,800
1,387	International Game Technology	21,623
631	Marriott International, Inc. Class A	23,379
636	MGM Resorts International*	6,952
764	Wendy’s/Arby’s Group, Inc. Class A	3,514
1,456	Wyndham Worldwide Corp.	41,860
177	Wynn Resorts Ltd.	18,969

		157,578

Household Durables - 0.4%
355	Fortune Brands, Inc.	19,188
258	Garmin Ltd.	8,473
626	KB Home	6,579
540	Lennar Corp. Class A	7,835
307	M.D.C. Holdings, Inc.	7,905
220	Mohawk Industries, Inc.*	12,615
2,264	Newell Rubbermaid, Inc.	39,959
51	NVR, Inc.*	31,998
451	Toll Brothers, Inc.*	8,091
254	Whirlpool Corp.	19,261

		161,904

Household Products - 0.2%
578	Church & Dwight Co., Inc.	38,061
327	Clorox Co.	21,762
162	Energizer Holdings, Inc.*	12,115

		71,938

Independent Power Producers & Energy Traders - 0.2%
4,454	AES Corp.*	53,181
1,504	Constellation Energy Group, Inc.	45,481
159	Ormat Technologies, Inc.	4,533

		103,195

Industrial Conglomerates - 0.0%†
495	Carlisle Cos, Inc.	17,360

Insurance - 1.1%
56	Alleghany Corp.*	16,827
742	American International Group, Inc.*	31,171
626	AON Corp.	24,884
629	Aspen Insurance Holdings Ltd.	17,845
809	Assurant, Inc.	31,988
1,393	Assured Guaranty Ltd.	26,537
1,030	Axis Capital Holdings Ltd.	35,030
342	Cincinnati Financial Corp.	10,068
1,171	Fidelity National Financial, Inc. Class A	15,680
1,137	Genworth Financial, Inc. Class A*	12,894
1,031	Hartford Financial Services Group, Inc.	24,723
1,849	Lincoln National Corp.	45,264
1,260	Marsh & McLennan Cos, Inc.	31,475
1,962	Old Republic International Corp.	25,898
189	OneBeacon Insurance Group Ltd. Class A	2,661
1,558	Progressive Corp.	32,967
670	Protective Life Corp.	16,060
230	RenaissanceRe Holdings Ltd.	13,860
386	StanCorp Financial Group, Inc.	16,559
193	Torchmark Corp.	11,055
773	Unum Group	17,331
37	White Mountains Insurance Group Ltd.	11,810

		472,587

Internet & Catalog Retail - 0.2%
1,625	Liberty Media Corp. - Interactive Class A*	23,985
109	priceline.com, Inc.*	41,072

		65,057

Internet Software & Services - 0.1%
399	Akamai Technologies, Inc.*	20,616
483	AOL, Inc.*	12,887

		33,503

IT Services - 0.3%
1,678	Amdocs Ltd.*	51,481
808	Convergys Corp.*	9,147
772	Fidelity National Information Services, Inc.	20,921
719	SAIC, Inc.*	11,173

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  73

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

IT Services (continued)
389	Teradata Corp.*	$15,311
1,560	Western Union Co.	27,456

		135,489

Leisure Equipment & Products - 0.1%
304	Hasbro, Inc.	14,060
850	Mattel, Inc.	19,830

		33,890

Life Sciences Tools & Services - 0.4%
283	Illumina, Inc.*	15,370
925	Life Technologies Corp.*	46,416
253	Mettler-Toledo International, Inc.*	33,032
192	Techne Corp.	11,697
756	Waters Corp.*	56,042

		162,557

Machinery - 0.7%
614	Bucyrus International, Inc.	41,850
114	CNH Global NV*	4,525
465	Cummins, Inc.	40,966
391	Eaton Corp.	34,732
426	Gardner Denver, Inc.	24,631
492	Graco, Inc.	16,930
748	Ingersoll-Rand PLC	29,404
319	Pall Corp.	13,612
374	Parker Hannifin Corp.	28,630
275	Toro Co.	15,609
279	Trinity Industries, Inc.	6,342
524	WABCO Holdings, Inc.*	24,324

		281,555

Marine - 0.1%
335	Alexander & Baldwin, Inc.	11,534
440	Kirby Corp.*	18,916

		30,450

Media - 0.6%
1,094	Cablevision Systems Corp. Class A	29,253
1,580	CBS Corp. Class B	26,749
332	Clear Channel Outdoor Holdings, Inc. Class A*	3,944
659	Discovery Communications, Inc. Class A*	29,398
931	Dish Network Corp. Class A*	18,490
602	Dreamworks Animation SKG, Inc. Class A*	21,251
1,210	Gannett Co., Inc.	14,338
1,139	Interpublic Group of Cos, Inc.*	11,789
1,182	Liberty Global, Inc. Class A*	44,668
734	McGraw-Hill Cos, Inc.	27,635
49	Morningstar, Inc.*	2,392
729	Scripps Networks Interactive, Inc. Class A	37,099

		267,006

Metals & Mining - 0.1%
256	AK Steel Holding Corp.	3,223
152	Carpenter Technology Corp.	5,420
388	Royal Gold, Inc.	19,210
231	Titanium Metals Corp.*	4,542
334	United States Steel Corp.	14,292

		46,687

Multiline Retail - 0.2%
659	Big Lots, Inc.*	20,673
163	Dollar General Corp.*	4,595
844	J.C. Penney Co., Inc.	26,316
982	Macy’s, Inc.	23,214

		74,798

Multi-Utilities - 0.4%
1,885	Ameren Corp.	54,627
879	Consolidated Edison, Inc.	43,704
920	SCANA Corp.	37,573
575	Sempra Energy	30,751

		166,655

Office Electronics - 0.1%
3,204	Xerox Corp.	37,487

Oil, Gas & Consumable Fuels - 1.3%
1,321	Arch Coal, Inc.	32,483
1,712	Consol Energy, Inc.	62,933
929	Denbury Resources, Inc.*	15,812
1,634	El Paso Corp.	21,667
420	Frontline Ltd.	12,075
363	Holly Corp.	11,881
447	Murphy Oil Corp.	29,127
309	Newfield Exploration Co.*	18,423
869	Noble Energy, Inc.	70,806
625	Peabody Energy Corp.	33,062
703	PetroHawk Energy Corp.*	11,958
733	Pioneer Natural Resources Co.	51,163
371	Range Resources Corp.	13,872
1,396	SandRidge Energy, Inc.*	7,636
513	SM Energy Co.	21,382
1,508	Spectra Energy Corp.	35,845
981	Sunoco, Inc.	36,758
347	Teekay Corp.	11,035
1,149	Tesoro Corp.	14,891
1,314	Valero Energy Corp.	23,586

		536,395

Paper & Forest Products - 0.1%
1,016	International Paper Co.	25,684
1,390	MeadWestvaco Corp.	35,765

		61,449

Personal Products - 0.1%
995	Avon Products, Inc.	30,298
254	Estee Lauder Cos, Inc. Class A	18,077

		48,375

Pharmaceuticals - 0.2%
702	Forest Laboratories, Inc.*	23,201
2,029	King Pharmaceuticals, Inc.*	28,690

The accompanying notes are an integral part of these financial statements.
74  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Pharmaceuticals (continued)
718	Mylan, Inc.*	$14,590
260	Watson Pharmaceuticals, Inc.*	12,129

		78,610

Real Estate Investment Trusts - 1.4%
359	Alexandria Real Estate Equities, Inc.	26,379
391	AMB Property Corp.	11,022
2,555	Annaly Capital Management, Inc.	45,249
951	Apartment Investment & Management Co. Class A	22,168
1,130	Boston Properties, Inc.	97,395
521	BRE Properties, Inc.	22,367
378	Corporate Office Properties Trust	13,415
182	Digital Realty Trust, Inc.	10,871
1,825	Duke Realty Corp.	22,758
657	Equity Residential	31,950
246	Essex Property Trust, Inc.	27,788
143	Federal Realty Investment Trust	11,723
684	HCP, Inc.	24,631
1,010	Health Care REIT, Inc.	51,611
1,532	Host Hotels & Resorts, Inc.	24,343
2,754	Kimco Realty Corp.	47,451
301	Macerich Co.	13,428
185	Mack-Cali Realty Corp.	6,212
135	Taubman Centers, Inc.	6,267
364	Ventas, Inc.	19,496
375	Vornado Realty Trust	32,771
1,494	Weyerhaeuser Co.	24,233

		593,528

Real Estate Management & Development - 0.1%
341	Jones Lang LaSalle, Inc.	26,618
525	St. Joe Co.*	10,600

		37,218

Semiconductors & Semiconductor Equipment - 1.0%
1,399	Advanced Micro Devices, Inc.*	10,255
2,103	Altera Corp.	65,635
944	Analog Devices, Inc.	31,784
569	Atheros Communications, Inc.*	17,662
302	Cree, Inc.*	15,490
1,008	Intersil Corp. Class A	13,195
395	KLA-Tencor Corp.	14,109
883	Lam Research Corp.*	40,432
521	Linear Technology Corp.	16,792
1,261	Marvell Technology Group Ltd.*	24,350
1,435	Maxim Integrated Products, Inc.	31,082
1,499	Microchip Technology, Inc.	48,238
3,701	Micron Technology, Inc.*	30,607
1,222	National Semiconductor Corp.	16,741
223	Novellus Systems, Inc.*	6,514
1,499	NVIDIA Corp.*	18,033
607	Varian Semiconductor Equipment Associates, Inc.*	19,831

		420,750

Software - 0.7%
1,235	Autodesk, Inc.*	44,682
421	BMC Software, Inc.*	19,139
903	CA, Inc.	20,959
431	Citrix Systems, Inc.*	27,614
380	Factset Research Systems, Inc.	33,356
652	Intuit, Inc.*	31,296
884	McAfee, Inc.*	41,813
1,058	Nuance Communications, Inc.*	16,621
472	Rovi Corp.*	23,907
265	Salesforce.com, Inc.*	30,759

		290,146

Specialty Retail - 0.7%
591	Aaron’s, Inc.	11,146
635	Advance Auto Parts, Inc.	41,262
215	Aeropostale, Inc.*	5,242
611	Bed Bath & Beyond, Inc.*	26,823
518	CarMax, Inc.*	16,053
1,456	Chico’s FAS, Inc.	14,152
1,244	GameStop Corp. Class A*	24,457
526	Guess?, Inc.	20,472
901	Limited Brands, Inc.	26,480
276	PetSmart, Inc.	10,331
285	Ross Stores, Inc.	16,812
1,028	Tiffany & Co.	54,484
591	Tractor Supply Co.	23,404
674	Williams-Sonoma, Inc.	21,817

		312,935

Textiles, Apparel & Luxury Goods - 0.2%
708	Coach, Inc.	35,400
776	Hanesbrands, Inc.*	19,245
131	Polo Ralph Lauren Corp. Class A	12,691
205	VF Corp.	17,064

		84,400

Thrifts & Mortgage Finance - 0.1%
1,011	New York Community Bancorp, Inc.	17,116
651	TFS Financial Corp.	5,696

		22,812

Tobacco - 0.1%
353	Lorillard, Inc.	30,125

Trading Companies & Distributors - 0.1%
788	Fastenal Co.	40,566
353	MSC Industrial Direct Co., Inc. Class A	20,100

		60,666

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  75

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Water Utilities - 0.0%†
408	American Water Works Co., Inc.	$9,743

Wireless Telecommunication Services - 0.1%
1,395	Clearwire Corp. Class A*	9,891
141	Leap Wireless International, Inc.*	1,609
584	MetroPCS Communications, Inc.*	6,079
544	SBA Communications Corp. Class A*	21,357
432	Telephone & Data Systems, Inc.	15,047

		53,983

	TOTAL COMMON STOCKS (Cost $6,756,371)	$8,403,884

SHORT TERM INVESTMENTS - 79.3%
MONEY MARKET FUNDS - 79.3%
33,330,489	Goldman Sachs Financial Square Government Fund, 0.09% (a)	33,330,489

	TOTAL SHORT TERM INVESTMENTS (Cost $33,330,489)	$33,330,489

	TOTAL INVESTMENTS (Cost $40,086,860) - 99.3% (b)	$41,734,373
	Other Assets in Excess of Liabilities - 0.7%	285,917

	TOTAL NET ASSETS - 100.0%	$42,020,290

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,829,627.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell Midcap Index	28,900	$25,962,797	1/19/2011	$1,112,924
Credit Suisse Capital, LLC	Russell Midcap Index	52,015	38,335,445	2/28/2011	10,604,606
BNP Paribas	Russell Midcap Index	45,795	39,946,138	9/22/2011– 12/22/2011	2,619,848

			$104,244,380		$14,337,378

The accompanying notes are an integral part of these financial statements.
76  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 138.6%
MONEY MARKET FUNDS - 138.6%
25,211,217	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$25,211,217

	TOTAL SHORT TERM INVESTMENTS (Cost $25,211,217)	$25,211,217

	TOTAL INVESTMENTS (Cost $25,211,217) - 138.6%	$25,211,217
	Liabilities in Excess of Other Assets - (38.6%)	(7,018,920)

	TOTAL NET ASSETS - 100.0%	$18,192,297

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,212,264.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell Midcap Index	40,865	$32,203,539	1/10/2011	$(6,058,435)
Morgan Stanley Capital Services	Russell Midcap Index	10,350	9,294,878	1/19/2011	(522,741)
BNP Paribas	Russell Midcap Index	7,545	6,697,135	12/22/2011	(315,865)

			$48,195,552		$(6,897,041)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  77

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 22.4%
Aerospace & Defense - 0.6%
6,595	Aerovironment, Inc.*	$154,719
1,573	American Science & Engineering, Inc.	129,537
6,275	Cubic Corp.	273,402
4,583	Curtiss-Wright Corp.	141,523
20,879	GenCorp, Inc.*	101,681
3,649	HEICO Corp.	181,647
5,430	Herley Industries, Inc.*	90,192
28,999	Hexcel Corp.*	515,312
2,385	Kratos Defense & Security Solutions, Inc.*	27,189
13,588	Moog, Inc. Class A*	510,909
8,664	Teledyne Technologies, Inc.*	360,162
2,081	Triumph Group, Inc.	173,951

		2,660,224

Air Freight & Logistics - 0.1%
5,137	Atlas Air Worldwide Holdings, Inc.*	268,459
3,891	Dynamex, Inc.*	82,256

		350,715

Airlines - 0.1%
8,926	Alaska Air Group, Inc.*	471,293
13,695	Republic Airways Holdings, Inc.*	127,226

		598,519

Auto Components - 0.1%
9,750	Cooper Tire & Rubber Co.	191,197
1,996	Hawk Corp. Class A*	99,461
9,431	Tenneco, Inc.*	307,639

		598,297

Biotechnology - 0.8%
11,570	Acorda Therapeutics, Inc.*	312,853
7,455	Affymax, Inc.*	37,797
25,542	Alkermes, Inc.*	295,521
31,329	Allos Therapeutics, Inc.*	124,689
2,096	AMAG Pharmaceuticals, Inc.*	33,347
30,270	Arena Pharmaceuticals, Inc.*	49,945
13,816	ArQule, Inc.*	76,264
21,172	Array BioPharma, Inc.*	68,597
32,676	Celera Corp.*	186,253
4,742	Celldex Therapeutics, Inc.*	21,102
7,281	Cubist Pharmaceuticals, Inc.*	169,502
2,958	Emergent Biosolutions, Inc.*	53,451
32,462	Exelixis, Inc.*	144,781
5,591	Genomic Health, Inc.*	79,169
25,924	Halozyme Therapeutics, Inc.*	190,023
19,608	Inhibitex, Inc.*	39,020
31,951	Inovio Pharmaceuticals, Inc.*	36,105
11,745	Isis Pharmaceuticals, Inc.*	107,349
7,880	Keryx Biopharmaceuticals, Inc.*	40,661
46,892	Ligand Pharmaceuticals, Inc. Class B*	75,965
13,277	Martek Biosciences Corp.*	291,430
10,163	Medivation, Inc.*	117,383
33,761	Novavax, Inc.*	82,039
12,433	NPS Pharmaceuticals, Inc.*	77,458
12,090	Pharmacyclics, Inc.*	73,991
20,713	Rigel Pharmaceuticals, Inc.*	172,125
20,178	Savient Pharmaceuticals, Inc.*	250,409
19,737	Spectrum Pharmaceuticals, Inc.*	83,882
18,679	Theravance, Inc.*	380,678

		3,671,789

Building Products - 0.1%
2,684	American Woodmark Corp.	47,507
6,476	Apogee Enterprises, Inc.	67,933
7,004	Insteel Industries, Inc.	60,164
6,426	Quanex Building Products Corp.	115,797
3,938	Simpson Manufacturing Co, Inc.	104,672

		396,073

Capital Markets - 0.3%
2,669	Arlington Asset Investment Corp. Class A	63,229
11,309	BlackRock Kelso Capital Corp.	132,541
1,100	Capital Southwest Corp.	106,293
937	Diamond Hill Investment Group*	71,755
5,238	Epoch Holding Corp.	69,823
3,277	Gladstone Investment Corp.	23,857
18,179	Gleacher & Co, Inc.*	40,903
4,620	Harris & Harris Group, Inc.*	19,265
11,826	Hercules Technology Growth Capital, Inc.	120,389
7,612	HFF, Inc. Class A*	74,826
5,407	Investment Technology Group, Inc.*	76,996
14,817	LaBranche & Co, Inc.*	48,155
30,556	MCG Capital Corp.	193,419
9,690	MVC Capital, Inc.	129,361
6,180	Stifel Financial Corp.*	292,870
4,788	Triangle Capital Corp.	77,757
2,021	Virtus Investment Partners, Inc.*	74,272

		1,615,711

Chemicals - 0.7%
11,250	Balchem Corp.	343,800
10,749	Ferro Corp.*	147,476
2,679	Innophos Holdings, Inc.	98,373
4,479	Kraton Performance Polymers, Inc.*	145,388
7,513	Minerals Technologies, Inc.	440,788
1,273	NewMarket Corp.	150,876
7,862	Olin Corp.	157,161
9,504	OM Group, Inc.*	316,198
17,799	Omnova Solutions, Inc.*	142,036
13,755	Rockwood Holdings, Inc.*	466,570

The accompanying notes are an integral part of these financial statements.
78  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Chemicals (continued)
14,803	Sensient Technologies Corp.	$478,285
954	Stepan Co.	64,338
5,734	STR Holdings, Inc.*	142,490
2,444	Westlake Chemical Corp.	78,110
4,150	Zoltek Cos, Inc.*	39,840

		3,211,729

Commercial Banks - 1.1%
8,734	1st United Bancorp, Inc.*	52,579
880	American National Bankshares, Inc.	20,046
3,242	Ames National Corp.	62,927
3,881	Arrow Financial Corp.	94,658
10,986	Banco Latinoamericano de Comercio Exterior SA Class E	169,294
1,290	Bryn Mawr Bank Corp.	21,556
8,818	Centerstate Banks, Inc.	65,253
9,743	Chemical Financial Corp.	197,588
4,832	Citizens & Northern Corp.	70,692
3,510	City Holding Co.	111,267
12,898	CoBiz Financial, Inc.	62,426
15,666	Columbia Banking System, Inc.	285,278
15,624	First Commonwealth Financial Corp.	90,932
7,210	First Financial Bancorp	121,416
3,803	First Merchants Corp.	31,641
3,925	Heritage Financial Corp.*	53,027
1,790	Hudson Valley Holding Corp.	34,994
9,563	Investors Bancorp, Inc.*	114,756
6,436	Lakeland Financial Corp.	122,220
1,899	Merchants Bancshares, Inc.	49,013
5,367	Metro Bancorp, Inc.*	54,260
4,736	OmniAmerican Bancorp, Inc.*	55,459
7,102	Oriental Financial Group, Inc.	93,959
3,829	PacWest Bancorp	66,739
4,260	Park National Corp.	278,391
738	Penns Woods Bancorp, Inc.	24,317
4,177	Peoples Bancorp, Inc.	55,053
3,334	Pinnacle Financial Partners, Inc.*	38,041
1,188	Porter Bancorp, Inc.	13,187
5,818	Prosperity Bancshares, Inc.	180,882
3,798	Sierra Bancorp	39,537
8,149	Signature Bank*	344,214
11,766	SVB Financial Group*	509,938
6,231	TowneBank	90,349
12,741	Trustmark Corp.	281,449
7,879	UMB Financial Corp.	291,996
5,885	United Bankshares, Inc.	157,247
15,258	United Community Banks, Inc.*	29,906
6,622	Univest Corp. of Pennsylvania	124,891
7,991	Virginia Commerce Bancorp, Inc.*	42,432
12,996	Webster Financial Corp.	222,492
19,593	West Coast Bancorp*	51,530
5,833	Westamerica Bancorporation	291,767
12,028	Whitney Holding Corp.	99,592
7,794	Wilshire Bancorp, Inc.	52,298

		5,321,489

Commercial Services & Supplies - 0.5%
10,342	ABM Industries, Inc.	233,212
14,657	American Reprographics Co.*	104,358
9,934	Casella Waste Systems, Inc. Class A*	48,975
6,886	Clean Harbors, Inc.*	485,463
357	CompX International, Inc.	4,148
16,335	Deluxe Corp.	333,887
6,185	Ennis, Inc.	111,577
8,267	Kimball International, Inc. Class B	50,263
4,130	Multi-Color Corp.	65,874
7,756	Rollins, Inc.	202,044
4,422	Schawk, Inc.	85,875
6,165	Standard Parking Corp.*	105,360
9,549	Steelcase, Inc. Class A	80,307
10,547	Tetra Tech, Inc.*	222,120
7,260	United Stationers, Inc.*	408,012

		2,541,475

Communications Equipment - 0.5%
9,287	ADTRAN, Inc.	299,691
15,809	Arris Group, Inc.*	147,182
8,934	Aviat Networks, Inc.*	40,650
19,928	BigBand Networks, Inc.*	59,186
2,198	Black Box Corp.	72,974
3,132	DG FastChannel, Inc.*	73,759
7,496	Finisar Corp.*	127,507
10,943	Infinera Corp.*	89,623
6,869	InterDigital, Inc.*	230,592
5,731	KVH Industries, Inc.*	80,463
14,396	Network Engines, Inc.*	24,041
12,007	Network Equipment Technologies, Inc.*	37,942
18,708	Oclaro, Inc.*	157,334
11,945	Plantronics, Inc.	428,587
6,279	Riverbed Technology, Inc.*	361,294
82,989	Sonus Networks, Inc.*	258,096
8,523	Tekelec*	110,969

		2,599,890

Computers & Peripherals - 0.1%
3,611	Avid Technology, Inc.*	45,571
9,326	Hutchinson Technology, Inc.*	31,801
11,173	Immersion Corp.*	68,714
26,697	Quantum Corp.*	90,236
5,648	Xyratex Ltd.*	87,431

		323,753

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  79

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Construction & Engineering - 0.1%
3,082	Argan, Inc.*	$26,105
11,961	Comfort Systems USA, Inc.	136,953
8,269	EMCOR Group, Inc.*	213,754
3,692	Northwest Pipe Co.*	69,483
4,502	Orion Marine Group, Inc.*	56,320
6,529	Pike Electric Corp.*	49,359

		551,974

Construction Materials - 0.1%
6,004	Texas Industries, Inc.	205,157
1,051	United States Lime & Minerals, Inc.*	42,565

		247,722

Consumer Finance - 0.2%
21,931	Advance America Cash Advance Centers, Inc.	109,436
8,340	Cash America International, Inc.	293,818
6,001	First Cash Financial Services, Inc.*	174,449
5,242	Nelnet, Inc. Class A	117,788
6,529	World Acceptance Corp.*	281,726

		977,217

Containers & Packaging - 0.1%
8,599	Myers Industries, Inc.	75,929
16,148	Silgan Holdings, Inc.	544,995

		620,924

Distributors - 0.0%†
6,907	Audiovox Corp. Class A*	44,757

Diversified Consumer Services - 0.2%
2,285	American Public Education, Inc.*	63,889
2,924	Bridgepoint Education, Inc.*	41,638
1,653	Capella Education Co.*	90,634
3,938	Coinstar, Inc.*	226,750
2,455	Learning Tree International, Inc.	23,813
1,168	National American University Holdings, Inc.	7,954
8,797	Regis Corp.	179,899
5,915	Steiner Leisure Ltd.*	229,324

		863,901

Diversified Financial Services - 0.1%
5,994	Asset Acceptance Capital Corp.*	34,645
18,027	PHH Corp.*	347,380
6,486	Primus Guaranty, Ltd.*	32,236

		414,261

Diversified Telecommunication Services - 0.1%
4,449	Alaska Communications Systems Group, Inc.	44,623
12,044	Global Crossing Ltd.*	163,798
27,832	Globalstar, Inc.*	44,531
5,638	IDT Corp. Class B*	82,766
13,563	Iridium Communications, Inc.*	111,895
4,936	Neutral Tandem, Inc.*	72,164
5,979	Premiere Global Services, Inc.*	40,837
31,110	Vonage Holdings Corp.*	79,331

		639,945

Electric Utilities - 0.2%
4,768	Central Vermont Public Service Corp.	96,409
6,059	Cleco Corp.	189,465
9,233	MGE Energy, Inc.	374,398
19,299	Portland General Electric Co.	403,349

		1,063,621

Electrical Equipment - 0.5%
9,860	Advanced Battery Technologies, Inc.*	38,947
5,577	American Superconductor Corp.*	187,666
4,945	AZZ, Inc.	183,657
11,651	Baldor Electric Co.	489,575
9,784	Brady Corp. Class A	300,858
16,258	Broadwind Energy, Inc.*	30,890
52,697	Capstone Turbine Corp.*	39,523
24,301	Ener1, Inc.*	87,970
30,016	GrafTech International Ltd.*	494,363
6,801	Hoku Corp.*	19,043
7,539	LSI Industries, Inc.	69,736
14,375	UQM Technologies, Inc.*	33,925
6,091	Woodward Governor Co.	190,892

		2,167,045

Electronic Equipment, Instruments & Components - 0.6%
2,797	Anixter International, Inc.*	150,171
11,587	Benchmark Electronics, Inc.*	190,374
3,928	Checkpoint Systems, Inc.*	86,416
11,851	Cognex Corp.	316,422
4,490	Coherent, Inc.*	188,400
3,392	CTS Corp.	34,429
18,142	Insight Enterprises, Inc.*	274,307
7,427	IPG Photonics Corp.*	167,107
4,484	Keithley Instruments, Inc.	96,765
6,085	Littelfuse, Inc.*	258,187
9,433	Mercury Computer Systems, Inc.*	149,419
5,553	Methode Electronics, Inc.	51,587
35,374	Microvision, Inc.*	72,517
5,494	Newport Corp.*	79,828
5,778	Richardson Electronics, Ltd.	62,518
15,801	Sanmina-SCI Corp.*	208,257
3,317	ScanSource, Inc.*	99,311
20,950	Smart Modular Technologies Inc.*	154,820
6,190	Technitrol, Inc.	28,474
1,684	Viasystems Group, Inc.*	26,523
13,311	X-Rite, Inc.*	53,910

		2,749,742

The accompanying notes are an integral part of these financial statements.
80  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Energy Equipment & Services - 0.5%
14,286	Allis-Chalmers Energy, Inc.*	$73,430
14,341	Bristow Group, Inc.*	556,144
2,379	CARBO Ceramics, Inc.	199,289
9,686	Complete Production Services, Inc.*	226,943
2,442	Dawson Geophysical Co.*	60,659
3,384	Dril-Quip, Inc.*	233,834
32,552	Hercules Offshore, Inc.*	76,823
9,278	Hornbeck Offshore Services, Inc.*	206,343
3,736	Lufkin Industries, Inc.	182,504
10,500	Matrix Service Co.*	95,340
4,806	Natural Gas Services Group*	75,694
46,255	Parker Drilling Co.*	195,659
21,265	Pioneer Drilling Co.*	130,992
15,809	Willbros Group, Inc.*	140,068

		2,453,722

Food & Staples Retailing - 0.2%
10,155	Casey’s General Stores, Inc.	421,026
12,743	Great Atlantic & Pacific Tea Co.*	43,836
4,364	Ruddick Corp.	152,304
2,964	Susser Holdings Corp.*	40,518
4,326	United Natural Foods, Inc.*	154,698
6,870	Winn-Dixie Stores, Inc.*	46,029

		858,411

Food Products - 0.4%
1,657	Calavo Growers, Inc.	36,338
2,728	Diamond Foods, Inc.	120,578
14,339	Dole Food Co, Inc.*	132,206
2,692	Farmer Bros Co.	44,176
4,949	Fresh Del Monte Produce, Inc.*	109,521
5,652	J & J Snack Foods Corp.	242,301
7,049	Lancaster Colony Corp.	351,604
5,165	Lance, Inc.	117,452
3,251	Limoneira Co.	65,800
4,527	Sanderson Farms, Inc.	190,044
2,238	Synutra International, Inc.*	24,797
6,950	TreeHouse Foods, Inc.*	324,565

		1,759,382

Gas Utilities - 0.4%
4,117	New Jersey Resources Corp.	166,697
17,101	Nicor, Inc.	814,521
2,637	Northwest Natural Gas Co.	129,978
7,153	Piedmont Natural Gas Co, Inc.	210,942
2,995	South Jersey Industries, Inc.	150,828
6,296	WGL Holdings, Inc.	242,711

		1,715,677

Health Care Equipment & Supplies - 0.7%
17,727	Align Technology, Inc.*	301,891
5,137	Analogic Corp.	234,401
3,854	Cantel Medical Corp.	71,376
15,507	Cerus Corp.*	51,018
2,037	Cutera, Inc.*	14,728
3,891	Cynosure, Inc. Class A*	39,610
9,091	Delcath Systems, Inc.*	77,183
9,820	Dexcom, Inc.*	135,025
3,133	Haemonetics Corp.*	171,218
3,182	Kensey Nash Corp.*	85,787
10,150	MAKO Surgical Corp.*	109,417
15,548	Masimo Corp.*	469,083
3,394	NxStage Medical, Inc.*	68,423
8,591	OraSure Technologies, Inc.*	34,965
4,889	Orthofix International NV*	136,941
4,355	SonoSite, Inc.*	135,745
7,371	STERIS Corp.	252,236
10,757	Symmetry Medical, Inc.*	95,200
10,644	Syneron Medical Ltd.*	112,081
8,528	Unilife Corp.*	48,780
20,068	Volcano Corp.*	490,061
2,241	Young Innovations, Inc.	62,233
2,689	Zoll Medical Corp.*	87,473

		3,284,875

Health Care Providers & Services - 0.5%
2,371	Accretive Health, Inc.*	25,559
4,454	Air Methods Corp.*	182,169
3,573	America Service Group, Inc.	54,667
9,711	AMN Healthcare Services, Inc.*	51,468
7,784	CardioNet, Inc.*	39,699
4,723	Catalyst Health Solutions, Inc.*	178,766
7,954	Emeritus Corp.*	148,342
8,484	Gentiva Health Services, Inc.*	197,508
4,922	Kindred Healthcare, Inc.*	67,530
3,733	Landauer, Inc.	228,049
5,765	MedCath Corp.*	57,131
1,697	Molina Healthcare, Inc.*	43,986
2,500	MWI Veterinary Supply, Inc.*	143,000
3,563	National Healthcare Corp.	129,729
5,159	Providence Service Corp*	84,762
13,028	Sun Healthcare Group, Inc.*	123,896
6,101	Team Health Holdings, Inc.*	81,448
4,035	U.S. Physical Therapy, Inc.*	75,737
9,075	Universal American Financial Corp.*	145,926
12,690	WellCare Health Plans, Inc.*	352,528

		2,411,900

Health Care Technology - 0.2%
9,887	athenahealth, Inc.*	395,184
2,925	Computer Programs & Systems, Inc.	133,585
12,895	MedAssets, Inc.*	239,073
20,598	Merge Healthcare, Inc.*	68,797
2,355	Quality Systems, Inc.	151,332
1,372	Transcend Services, Inc.*	23,900

		1,011,871

Hotels, Restaurants & Leisure - 0.7%
7,634	AFC Enterprises, Inc.*	97,028
2,800	BJ’s Restaurants, Inc.*	92,820

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  81

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Hotels, Restaurants & Leisure (continued)
9,435	Bob Evans Farms, Inc.	$270,784
17,435	Cheesecake Factory, Inc.*	507,707
2,239	DineEquity, Inc.*	99,524
10,822	Domino’s Pizza, Inc.*	160,598
5,152	Gaylord Entertainment Co.*	171,768
11,929	Jack in the Box, Inc.*	276,276
23,293	Krispy Kreme Doughnuts, Inc.*	130,441
8,338	Papa John’s International, Inc.*	215,370
7,549	Pinnacle Entertainment, Inc.*	96,627
4,823	Red Lion Hotels Corp.*	37,957
14,122	Ruby Tuesday, Inc.*	170,876
21,373	Shuffle Master, Inc.*	201,120
23,560	Sonic Corp.*	209,213
22,874	Texas Roadhouse, Inc.*	351,345
7,823	Vail Resorts, Inc.*	317,301

		3,406,755

Household Durables - 0.2%
4,930	American Greetings Corp. Class A	95,494
902	Blyth, Inc.	36,188
1,311	Cavco Industries, Inc.*	41,546
9,833	Ethan Allen Interiors, Inc.	149,167
8,633	Hovnanian Enterprises, Inc. Class A*	30,733
6,457	Libbey, Inc.*	85,814
12,782	Meritage Homes Corp.*	234,038
5,435	Universal Electronics, Inc.*	114,461

		787,441

Independent Power Producers & Energy Trader -0.0%†
21,481	Dynegy, Inc.*	99,672

Insurance - 0.6%
11,995	Alterra Capital Holdings Ltd.	242,299
11,654	American Equity Investment Life Holding Co.	126,446
4,128	American Safety Insurance Holdings Ltd.*	76,657
6,431	Argo Group International Holdings Ltd.	223,091
5,329	FBL Financial Group, Inc. Class A	139,407
15,625	Horace Mann Educators Corp.	292,031
4,859	Infinity Property & Casualty Corp.	251,453
8,985	Platinum Underwriters Holdings Ltd.	386,804
3,201	Primerica, Inc.	67,605
9,724	ProAssurance Corp.*	559,033
5,036	Safety Insurance Group, Inc.	233,973
14,831	Tower Group, Inc.	360,097

		2,958,896

Internet & Catalog Retail - 0.1%
5,029	Blue Nile, Inc.*	214,235
7,862	Orbitz Worldwide, Inc.*	53,462
5,868	Overstock.com, Inc.*	78,690
5,727	Vitacost.com, Inc.*	35,049

		381,436

Internet Software & Services - 0.6%
2,830	comScore, Inc.*	66,533
11,367	Constant Contact, Inc.*	261,441
16,072	DealerTrack Holdings, Inc.*	310,511
15,809	Digital River, Inc.*	589,043
6,177	GSI Commerce, Inc.*	150,842
14,538	Internet Capital Group, Inc.*	181,580
17,982	j2 Global Communications, Inc.*	473,826
5,744	LogMeIn, Inc.*	228,209
33,444	Openwave Systems, Inc.*	68,895
9,274	Perficient, Inc.*	97,934
9,665	Rackspace Hosting, Inc.*	241,238
33,388	RealNetworks, Inc.*	100,164
23,211	Terremark Worldwide, Inc.*	231,878

		3,002,094

IT Services - 0.6%
6,012	CACI International, Inc. Class A*	301,321
4,245	Echo Global Logistics, Inc.*	60,279
9,775	Euronet Worldwide, Inc.*	176,537
20,111	Global Cash Access Holdings, Inc.*	73,204
10,206	Hackett Group Inc.*	39,803
11,307	Heartland Payment Systems, Inc.	161,464
8,847	ManTech International Corp. Class A*	346,891
10,729	Online Resources Corp.*	55,576
22,815	Sapient Corp.*	300,245
12,855	SRA International, Inc. Class A*	257,229
2,071	Tier Technologies, Inc.*	11,825
7,455	Unisys Corp.*	171,838
8,541	VeriFone Systems, Inc.*	288,942
4,649	Virtusa Corp.*	66,295
7,743	Wright Express Corp.*	291,989

		2,603,438

Leisure Equipment & Products - 0.2%
11,038	Brunswick Corp.	174,621
33,458	Eastman Kodak Co.*	157,587
8,333	JAKKS Pacific, Inc.*	157,077
655	Johnson Outdoors, Inc. Class A*	9,354
13,487	Leapfrog Enterprises, Inc.*	75,392
3,098	Polaris Industries, Inc.	220,237
15,885	Pool Corp.	319,924
8,928	Smith & Wesson Holding Corp.*	33,480

		1,147,672

The accompanying notes are an integral part of these financial statements.
82  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Life Sciences Tools & Services - 0.2%
4,150	Accelrys, Inc.*	$30,087
3,508	Albany Molecular Research, Inc.*	22,451
10,568	Bruker Corp.*	158,414
11,684	Cambrex Corp.*	52,929
5,061	Dionex Corp.*	451,593
8,158	Luminex Corp.*	146,926
24,777	Sequenom, Inc.*	157,334

		1,019,734

Machinery - 0.8%
5,458	3D Systems Corp.*	141,035
10,899	Albany International Corp. Class A	222,340
4,676	Astec Industries, Inc.*	137,802
19,061	Blount International, Inc.*	285,915
6,224	Briggs & Stratton Corp.	109,542
7,160	Chart Industries, Inc.*	166,828
15,080	CLARCOR, Inc.	598,073
9,588	Colfax Corp.*	154,079
7,623	Columbus McKinnon Corp.*	133,860
24,830	Federal Signal Corp.	140,289
4,015	FreightCar America, Inc.	106,237
6,789	Lydall, Inc.*	50,442
2,077	Middleby Corp.*	155,069
4,017	Miller Industries, Inc.	54,069
19,482	Mueller Water Products, Inc. Class A	58,836
1,270	NACCO Industries, Inc. Class A	126,060
8,489	Nordson Corp.	662,312
1,087	Omega Flex, Inc.*	14,979
10,708	Robbins & Myers, Inc.	310,853
4,533	TriMas Corp.*	71,757
7,359	Wabash National Corp.*	59,313
1,342	Xerium Technologies, Inc.*	17,433

		3,777,123

Marine - 0.1%
24,775	Eagle Bulk Shipping, Inc.*	127,096
15,852	Excel Maritime Carriers Ltd.*	92,258
3,223	Genco Shipping & Trading Ltd.*	53,341
8,832	Ultrapetrol Bahamas Ltd.*	57,496

		330,191

Media - 0.2%
7,157	AH Belo Corp. Class A*	52,031
4,281	Ascent Media Corp. Class A*	116,614
2,113	Ballantyne Strong, Inc.*	17,792
11,363	Belo Corp. Class A*	65,792
10,453	Cinemark Holdings, Inc.	183,450
4,424	Crown Media Holdings, Inc. Class A*	12,918
2,350	Entercom Communications Corp. Class A*	19,623
12,551	Journal Communications, Inc. Class A*	57,860
11,430	LIN TV Corp. Class A*	47,549
24,341	Lions Gate Entertainment Corp.*	175,985
9,980	LodgeNet Interactive Corp.*	25,449
3,454	Nexstar Broadcasting Group, Inc. Class A*	19,550
1,860	Rentrak Corp.*	50,499
18,021	Sinclair Broadcast Group, Inc. Class A*	143,988
17,816	Warner Music Group Corp.*	92,643

		1,081,743

Metals & Mining - 0.3%
7,894	Allied Nevada Gold Corp.*	194,824
16,892	Capital Gold Corp.*	74,156
26,326	Coeur d’Alene Mines Corp.*	542,579
16,903	Globe Specialty Metals, Inc.	262,673
17,279	Horsehead Holding Corp.*	188,859
3,629	Olympic Steel, Inc.	81,362
2,464	Universal Stainless & Alloy Products, Inc.*	71,308

		1,415,761

Multiline Retail - 0.1%
6,792	Dillard’s, Inc. Class A	173,264
12,535	Fred’s, Inc. Class A	150,169
6,903	Retail Ventures, Inc.*	93,812
24,558	Saks, Inc.*	273,576

		690,821

Oil, Gas & Consumable Fuels - 0.9%
11,447	American Oil & Gas, Inc.*	98,902
2,830	Apco Oil And Gas International, Inc.	104,399
5,182	Approach Resources, Inc.*	80,062
10,466	ATP Oil & Gas Corp.*	150,292
9,933	Berry Petroleum Co. Class A	339,808
6,815	Bill Barrett Corp.*	257,266
14,521	Brigham Exploration Co.*	306,248
5,871	Clean Energy Fuels Corp.*	85,247
19,421	DHT Holdings, Inc.	83,510
8,984	Energy XXI (Bermuda) Ltd.*	195,312
17,395	Gastar Exploration Ltd.*	64,014
20,414	General Maritime Corp.	78,390
12,273	GMX Resources, Inc.*	54,983
6,378	Green Plains Renewable Energy, Inc.*	70,923
6,710	Knightsbridge Tankers Ltd.	145,808
47,559	Kodiak Oil & Gas Corp.*	195,943
13,201	McMoRan Exploration Co.*	222,305
2,691	Miller Petroleum, Inc.*	14,801
14,015	Nordic American Tanker Shipping Ltd.	364,811
14,807	Patriot Coal Corp.*	199,746
36,616	Rentech, Inc.*	43,573
15,144	Resolute Energy Corp.*	181,879
6,571	Rosetta Resources, Inc.*	157,113
5,566	Ship Finance International Ltd.	111,932
15,894	Stone Energy Corp.*	248,423
10,785	Teekay Tankers Ltd. Class A	128,126

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  83

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Oil, Gas & Consumable Fuels (continued)
26,500	Warren Resources, Inc.*	$110,770
7,422	World Fuel Services Corp.	209,523

		4,304,109

Paper & Forest Products - 0.2%
3,397	Clearwater Paper Corp.*	274,308
4,261	Deltic Timber Corp.	198,903
29,619	Louisiana-Pacific Corp.*	229,251
4,192	Neenah Paper, Inc.	64,347
5,875	Verso Paper Corp.*	21,503
7,337	Wausau Paper Corp.*	61,924

		850,236

Personal Products - 0.2%
9,679	Elizabeth Arden, Inc.*	197,936
5,512	Inter Parfums, Inc.	96,405
5,384	Medifast, Inc.*	128,570
11,787	Nu Skin Enterprises, Inc. Class A	360,682
3,323	Nutraceutical International Corp.*	53,999
2,407	USANA Health Sciences, Inc.*	105,715

		943,307

Pharmaceuticals - 0.5%
21,998	Akorn, Inc.*	98,331
4,170	Auxilium Pharmaceuticals, Inc.*	103,208
28,763	AVANIR Pharmaceuticals, Inc. Class A*	69,894
4,918	Cumberland Pharmaceuticals, Inc.*	30,836
20,897	DepoMed, Inc.*	102,186
3,980	Hi-Tech Pharmacal Co, Inc.*	86,087
19,505	Impax Laboratories, Inc.*	367,474
21,232	Medicines Co*	271,133
24,057	Medicis Pharmaceutical Corp. Class A	715,696
6,205	Optimer Pharmaceuticals, Inc.*	58,265
14,149	Pain Therapeutics, Inc.*	108,664
4,412	Sucampo Pharmaceuticals, Inc. Class A*	14,913
10,073	VIVUS, Inc.*	77,965
4,092	XenoPort, Inc.*	31,713

		2,136,365

Professional Services - 0.1%
1,897	Barrett Business Services, Inc.	29,119
8,759	Huron Consulting Group, Inc.*	174,392
6,414	Navigant Consulting, Inc.*	58,688
7,529	School Specialty, Inc.*	100,888

		363,087

Real Estate Investment Trusts - 1.8%
3,461	Agree Realty Corp.	88,255
416	Alexander’s, Inc.	156,349
7,462	American Campus Communities, Inc.	236,023
4,730	Associated Estates Realty Corp.	65,700
33,941	BioMed Realty Trust, Inc.	622,817
30,001	CBL & Associates Properties, Inc.	470,416
17,141	Cogdell Spencer, Inc.	112,616
5,377	CreXus Investment Corp.	68,019
61,651	DCT Industrial Trust, Inc.	308,872
19,197	DiamondRock Hospitality Co.*	203,104
3,921	EastGroup Properties, Inc.	158,722
8,521	Education Realty Trust, Inc.	63,907
6,946	Entertainment Properties Trust	321,114
5,209	Equity Lifestyle Properties, Inc.	296,496
7,298	Equity One, Inc.	136,473
17,404	Extra Space Storage, Inc.	281,945
19,730	FelCor Lodging Trust, Inc.*	121,339
21,947	Hersha Hospitality Trust	133,877
7,143	Highwoods Properties, Inc.	236,648
14,838	Inland Real Estate Corp.	128,942
5,164	Invesco Mortgage Capital	111,491
29,932	Investors Real Estate Trust	263,402
10,815	Kilroy Realty Corp.	369,549
21,644	Kite Realty Group Trust	103,458
38,571	Lexington Realty Trust	300,082
4,729	LTC Properties, Inc.	131,703
6,021	Mid-America Apartment Communities, Inc.	367,462
19,136	MPG Office Trust, Inc.*	51,859
16,612	National Retail Properties, Inc.	450,185
15,489	OMEGA Healthcare Investors, Inc.	356,247
3,955	Potlatch Corp.	134,668
31,725	RAIT Financial Trust*	53,298
15,125	Ramco-Gershenson Properties Trust	175,147
15,545	Redwood Trust, Inc.	220,428
4,177	Retail Opportunity Investments Corp.	40,099
2,539	Saul Centers, Inc.	108,365
2,734	Sovran Self Storage, Inc.	106,817
12,270	Sunstone Hotel Investors, Inc.*	133,129
4,017	Tanger Factory Outlet Centers, Inc.	192,495
12,110	Washington Real Estate Investment Trust	387,883
7,141	Winthrop Realty Trust	97,118

		8,366,519

The accompanying notes are an integral part of these financial statements.
84  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Real Estate Management & Services - 0.0%†
6,025	Forestar Group, Inc.*	$103,028
1,958	Tejon Ranch Co.*	43,585

		146,613

Road & Rail - 0.1%
2,876	Dollar Thrifty Automotive Group, Inc.*	133,447
7,592	Genesee & Wyoming, Inc. Class A*	350,978
219	Patriot Transportation Holding, Inc.*	14,894

		499,319

Semiconductors & Semiconductor Equipment - 0.9%
2,035	Alpha & Omega Semiconductor Ltd.*	22,812
12,126	Cavium Networks, Inc.*	386,456
9,392	Cohu, Inc.	134,775
8,794	Diodes, Inc.*	193,292
15,028	Energy Conversion Devices, Inc.*	67,776
6,305	FormFactor, Inc.*	61,348
3,404	Hittite Microwave Corp.*	175,885
12,010	Ikanos Communications, Inc.*	13,691
55,678	Integrated Device Technology, Inc.*	327,943
26,566	Kopin Corp.*	101,217
25,392	Lattice Semiconductor Corp.*	123,405
2,993	MaxLinear, Inc. Class A*	31,247
8,264	Microsemi Corp.*	165,280
8,086	Microtune, Inc.*	23,369
18,349	MIPS Technologies, Inc.*	269,730
10,112	Monolithic Power Systems, Inc.*	162,500
10,806	MoSys, Inc.*	51,112
7,781	Netlogic Microsystems, Inc.*	233,897
10,388	OmniVision Technologies, Inc.*	281,827
3,788	Pericom Semiconductor Corp.*	35,683
26,728	RF Micro Devices, Inc.*	194,847
12,438	Rudolph Technologies, Inc.*	92,290
9,374	Semtech Corp.*	200,697
1,606	Spansion, Inc. Class A*	28,089
3,907	Supertex, Inc.*	91,775
28,297	Trident Microsystems, Inc.*	52,632
46,403	TriQuint Semiconductor, Inc.*	477,951
5,592	Ultra Clean Holdings, Inc.*	42,108
3,563	Ultratech, Inc.*	65,239
4,046	Veeco Instruments, Inc.*	169,325

		4,278,198

Software - 1.1%
8,967	Ariba, Inc.*	168,400
6,798	Blackboard, Inc.*	283,749
9,992	Bottomline Technologies, Inc.*	180,056
12,925	CommVault Systems, Inc.*	373,920
5,020	Concur Technologies, Inc.*	259,132
881	Convio, Inc.*	7,903
7,117	Ebix, Inc.*	175,790
1,515	ePlus, Inc.*	31,860
18,200	Fair Isaac Corp.	437,528
7,455	Fortinet, Inc.*	223,650
17,034	Jack Henry & Associates, Inc.	462,643
8,199	JDA Software Group, Inc.*	207,435
9,026	Kenexa Corp.*	165,086
17,301	Lawson Software, Inc.*	153,979
31,916	Mentor Graphics Corp.*	344,693
11,585	Parametric Technology Corp.*	248,730
4,223	Progress Software Corp.*	157,814
9,029	Quest Software, Inc.*	236,289
3,171	Renaissance Learning, Inc.	44,299
10,818	Smith Micro Software, Inc.*	131,547
13,478	Take-Two Interactive Software, Inc.*	143,675
26,929	THQ, Inc.*	107,716
16,564	TIBCO Software, Inc.*	318,360
8,635	Websense, Inc.*	173,736

		5,037,990

Specialty Retail - 0.9%
11,568	Asbury Automotive Group, Inc.*	166,811
13,055	bebe Stores, Inc.	85,641
2,833	Books-A-Million, Inc.	17,990
11,733	Brown Shoe Co, Inc.	137,863
5,009	Cabela’s, Inc.*	92,867
11,091	Cato Corp. Class A	293,357
46,196	Charming Shoppes, Inc.*	161,224
2,784	Children’s Place Retail Stores, Inc.*	122,663
18,084	Collective Brands, Inc.*	277,228
1,543	Conn’s, Inc.*	6,789
7,409	Dress Barn, Inc.*	169,962
2,533	DSW, Inc. Class A*	84,273
1,979	Express, Inc.*	27,073
2,949	Gymboree Corp.*	191,862
11,499	Hibbett Sports, Inc.*	309,898
8,870	Hot Topic, Inc.	50,825
10,799	Jos. A Bank Clothiers, Inc.*	470,836
3,624	Lumber Liquidators Holdings, Inc.*	87,266
20,980	Men’s Wearhouse, Inc.	512,751
5,681	Midas, Inc.*	41,812
10,011	New York & Co, Inc.*	31,234
9,930	Pacific Sunwear of California, Inc.*	59,183
6,576	Rent-A-Center, Inc.	165,321
11,744	Sally Beauty Holdings, Inc.*	142,924
8,078	Stein Mart, Inc.*	75,852
4,300	Systemax, Inc.	55,685
6,342	Vitamin Shoppe, Inc.*	176,371

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  85

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Specialty Retail (continued)
956	Winmark Corp.	$31,472
6,511	Zumiez, Inc.*	170,718

		4,217,751

Textiles, Apparel & Luxury Goods - 0.3%
13,160	American Apparel, Inc.*	12,765
5,924	Carter’s, Inc.*	147,508
4,566	Columbia Sportswear Co.	238,574
14,593	Crocs, Inc.*	203,280
3,864	Deckers Outdoor Corp.*	224,498
7,194	Iconix Brand Group, Inc.*	125,895
15,342	Joe’s Jeans, Inc.*	23,780
1,881	LaCrosse Footwear, Inc.	27,143
4,649	Movado Group, Inc.*	52,255
9,598	True Religion Apparel, Inc.*	196,279
3,521	Under Armour, Inc. Class A*	164,360

		1,416,337

Thrifts & Mortgage Finance - 0.2%
8,285	Abington Bancorp, Inc.	88,981
17,199	Astoria Financial Corp.	213,612
3,983	Clifton Savings Bancorp, Inc.	33,417
3,106	Flushing Financial Corp.	40,844
19,981	MGIC Investment Corp.*	176,232
23,654	Northwest Bancshares, Inc.	268,236
2,638	OceanFirst Financial Corp.	31,498
16,556	Radian Group, Inc.	125,660
3,223	Roma Financial Corp.	31,940
4,416	Westfield Financial, Inc.	37,315

		1,047,735

Trading Companies & Distributors - 0.2%
10,123	Aceto Corp.	74,606
6,331	Aircastle Ltd.	58,309
12,651	Applied Industrial Technologies, Inc.	384,717
11,040	H&E Equipment Services, Inc.*	107,309
2,650	Houston Wire & Cable Co.	30,554
10,333	Kaman Corp.	278,474
3,481	Watsco, Inc.	194,832

		1,128,801

Water Utilities - 0.1%
5,786	California Water Service Group	216,049
5,024	York Water Co.	79,530

		295,579

Wireless Telecommunication Services - 0.1%
7,102	Shenandoah Telecommunications Co.	129,611
6,944	Syniverse Holdings, Inc.*	211,723

		341,334

	TOTAL COMMON STOCKS (Cost $104,336,562)	$105,802,668

INVESTMENT COMPANIES - 0.0%†
Investment Companies - 0.0%†
1,795	THL Credit Inc.	22,617

	TOTAL INVESTMENT COMPANIES (Cost $21,746)	$22,617

SHORT TERM INVESTMENTS - 71.0%
MONEY MARKET FUNDS - 71.0%
335,992,083	Goldman Sachs Financial Square Government Fund, 0.09% (a)	335,992,083

	TOTAL SHORT TERM INVESTMENTS (Cost $335,992,083)	$335,992,083

	TOTAL INVESTMENTS (Cost $440,350,391) - 93.4% (b)	$441,817,368
	Other Assets in Excess of Liabilities - 6.6%	31,053,977

	TOTAL NET ASSETS - 100.0%	$472,871,345

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $303,720,745.

The accompanying notes are an integral part of these financial statements.
86  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 2000 Index	299,000	$187,243,881	1/19/2011	$24,570,101
Merrill Lynch International	Russell 2000 Index	227,000	150,640,835	2/24/2011	9,276,166
Credit Suisse Capital, LLC	Russell 2000 Index	604,000	386,715,674	2/25/2011	39,221,520
BNP Paribas	Russell 2000 Index	160,000	111,877,003	12/22/2011	670,346
Citibank N.A.	Russell 2000 Index	108,000	72,729,425	2/09/2012	3,304,904
Deutsche Bank AG London	Russell 2000 Index	468,100	302,692,573	8/22/2014	27,234,464

			$1,211,899,391		$104,277,501

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  87

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 130.1%
MONEY MARKET FUNDS - 130.1%
1,154,852,202	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$1,154,852,202
	TOTAL SHORT TERM INVESTMENTS (Cost $1,154,852,202)	$1,154,852,202

	TOTAL INVESTMENTS (Cost $1,154,852,202) - 130.1%	$1,154,852,202
	Liabilities in Excess of Other Assets - (30.1%)	(267,067,090)

	TOTAL NET ASSETS - 100.0%	$887,785,112

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $758,780,969.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	1,463,100	$930,402,415	1/10/2011	$(102,154,941)
Morgan Stanley Capital Services	Russell 2000 Index	464,000	284,608,027	1/19/2011	(45,315,578)
BNP Paribas	Russell 2000 Index	546,000	373,195,437	10/20/2011– 12/22/2011	(11,282,957)
Merrill Lynch International	Russell 2000 Index	284,300	178,073,850	4/27/2011	(22,972,814)
Citibank N.A.	Russell 2000 Index	188,000	130,654,684	2/10/2012	(1,647,772)
Deutsche Bank AG London	Russell 2000 Index	842,600	537,260,552	6/30/2014	(57,342,520)

			$2,434,194,965		$(240,716,582)

The accompanying notes are an integral part of these financial statements.
88  DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 62.5%
Australia - 4.2%
11,241	BHP Billiton Ltd. ADR	$928,394
1,738	Sims Metal Management Ltd. ADR	27,721

		956,115

Belgium - 0.8%
2,596	Delhaize Group SA ADR	182,914

Bermuda - 0.4%
3,060	Frontline Ltd.	87,975

Canada - 0.4%
2,164	Thomson Reuters Corp.	82,773

Denmark - 3.6%
7,827	Novo Nordisk A/S ADR	820,270

Finland - 0.2%
3,636	Nokia OYJ ADR	38,833

France - 3.0%
49,584	Alcatel-Lucent ADR*	172,057
8,935	Cie Generale de Geophysique-Veritas ADR*	208,096
5,017	France Telecom SA ADR	119,856
2,102	Sanofi-Aventis SA ADR	73,801
2,002	Total SA ADR	109,069
359	Veolia Environnement ADR	10,551

		693,430

Germany - 3.3%
6,218	Allianz SE ADR	77,911
441	Deutsche Bank AG	25,525
5,437	Fresenius Medical Care AG & Co. KGaA ADR	346,011
2,249	SAP AG ADR	116,341
1,756	Siemens AG ADR	200,728

		766,516

Greece - 0.5%
3,911	Coca-Cola Hellenic Bottling Co. SA ADR	99,496
4,035	National Bank of Greece SA ADR*	9,119

		108,615

Ireland - 1.7%
15,937	CRH PLC ADR	281,607
20,719	Elan Corp. PLC ADR*	112,918

		394,525

Italy - 1.0%
2,906	ENI SpA ADR	130,567
1,808	Luxottica Group SpA ADR	53,191
2,411	Telecom Italia SpA ADR	33,834

		217,592

Japan - 9.4%
2,361	Canon, Inc. ADR	108,606
9,423	Hitachi Ltd. ADR	425,072
3,856	Honda Motor Co. Ltd. ADR	138,932
1,966	Kubota Corp. ADR	86,878
625	Kyocera Corp. ADR	62,331
6,965	Mitsubishi UFJ Financial Group, Inc. ADR	32,457
94,899	Mizuho Financial Group, Inc. ADR	275,207
775	Nippon Telegraph & Telephone Corp. ADR	17,468
42,990	Nomura Holdings, Inc. ADR	217,529
7,149	NTT DoCoMo, Inc. ADR	120,747
3,323	ORIX Corp. ADR	150,332
11,432	Panasonic Corp. ADR	165,764
9,993	Sony Corp. ADR	338,163
129	Toyota Motor Corp. ADR	9,136

		2,148,622

Luxembourg - 0.6%
669	Millicom International Cellular SA	63,287
1,644	Tenaris SA ADR	68,111

		131,398

Netherlands - 5.5%
15,470	Aegon NV*	97,616
23,709	ASML Holding NV	786,902
420	ING Groep NV ADR*	4,527
1,011	Koninklijke Philips Electronics NV	30,785
6,935	Reed Elsevier NV ADR	180,865
1,530	Royal Dutch Shell PLC ADR Class A	99,343
682	Royal Dutch Shell PLC ADR Class B	43,866
739	Unilever NV	21,941

		1,265,845

New Zealand - 1.5%
43,221	Telecom Corp. of New Zealand Ltd. ADR	337,988

Norway - 0.1%
929	Statoil ASA ADR	20,280

Portugal - 0.2%
3,850	Portugal Telecom SGPS SA ADR	55,440

Spain - 3.7%
2,326	Banco Bilbao Vizcaya Argentaria SA ADR	30,587
14,362	Banco Santander SA ADR	183,977
8,467	Repsol YPF SA ADR	234,451
4,876	Telefonica SA ADR	395,639

		844,654

Sweden - 0.7%
14,202	Telefonaktiebolaget LM Ericsson ADR	156,080

Switzerland - 5.4%
37,986	ABB Ltd. ADR*	785,930
3,684	Credit Suisse Group AG ADR	152,886
3,151	Logitech International SA*	59,207
909	Novartis AG ADR	52,677
10,060	STMicroelectronics NV	88,427

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  89

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Switzerland (continued)
1,710	Syngenta AG ADR	$94,700
622	UBS AG*	10,587

		1,244,414

United Kingdom - 13.4%
1,554	ArcelorMittal	50,319
7,668	AstraZeneca PLC ADR	386,927
2,882	Barclays PLC ADR	50,867
6,213	BHP Billiton PLC ADR	439,880
185	BP PLC ADR	7,554
1,683	British American Tobacco PLC ADR	128,295
11,376	BT Group PLC ADR	280,760
3,564	Carnival PLC ADR	155,283
451	Diageo PLC ADR	33,374
1,675	GlaxoSmithKline PLC ADR	65,392
6,654	HSBC Holdings PLC ADR	346,740
7,534	Intercontinental Hotels Group PLC ADR	145,783
4,425	Lloyds Banking Group PLC ADR*	19,381
1,294	National Grid PLC ADR	61,439
14,639	Pearson PLC ADR	225,441
1,543	Prudential PLC ADR	31,169
6,051	Reed Elsevier PLC ADR	207,610
3,859	Rio Tinto PLC ADR	251,298
477	Royal Bank of Scotland Group PLC ADR*	6,859
1,790	Smith & Nephew PLC ADR	78,545
1,976	Unilever PLC ADR	57,344
1,074	Vodafone Group PLC ADR	29,546

		3,059,806

United States - 2.9%
15,593	Carnival Corp.	673,150

	TOTAL COMMON STOCKS (Cost $10,798,825)	$14,287,235

SHORT TERM INVESTMENTS - 36.4%
MONEY MARKET FUNDS - 36.4%
8,319,762	Goldman Sachs Financial Square Government Fund, 0.09% (a)	8,319,762
	TOTAL SHORT TERM INVESTMENTS (Cost $8,319,762)	$8,319,762

	TOTAL INVESTMENTS (Cost $19,118,587) - 98.9% (b)	$22,606,997
	Other Assets in Excess of Liabilities - 1.1%	249,688

	TOTAL NET ASSETS - 100.0%	$22,856,685

Summary by Industry	Value	% of Net Assets

Automobiles	$148,068	0.7%
Beverages	132,870	0.6
Capital Markets	406,527	1.8
Chemicals	94,700	0.4
Commercial Banks	955,195	4.2
Communications Equipment	366,969	1.6
Computers & Peripherals	59,207	0.3
Construction Materials	281,607	1.2
Consumer Finance	150,333	0.7
Diversified Financial Services	4,528	0.0	†
Diversified Telecommunication Services	1,240,985	5.4
Electrical Equipment	785,930	3.4
Electronic Equipment, Instruments & Components	487,403	2.1
Energy Equipment & Services	276,207	1.2
Food & Staples Retailing	182,914	0.8
Food Products	79,284	0.4
Health Care Equipment & Supplies	78,545	0.3
Health Care Providers & Services	346,011	1.5
Hotels, Restaurants & Leisure	974,216	4.3
Household Durables	503,927	2.2
Industrial Conglomerates	231,513	1.0
Insurance	206,696	0.9
Machinery	86,878	0.4
Media	696,688	3.1
Metals & Mining	1,697,612	7.4

The accompanying notes are an integral part of these financial statements.
90  DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
October 31, 2010

Summary by Industry (continued)	Value	% of Net Assets

Multi-Utilities	$71,990	0.3%
Office Electronics	108,606	0.5
Oil, Gas & Consumable Fuels	733,105	3.2
Pharmaceuticals	1,511,985	6.6
Semiconductors & Semiconductor Equipment	875,329	3.8
Software	116,341	0.5
Textiles, Apparel & Luxury Goods	53,191	0.2
Tobacco	128,295	0.6
Wireless Telecommunication Services	213,580	0.9
Short Term Investments	8,319,762	36.4

Total Investments	22,606,997	98.9
Other Assets in Excess of Liabilities	249,688	1.1

Net Assets	$22,856,685	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,629,784.
(†)	Less than 0.05%.
Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	iShares MSCI EAFE Index	237,200	$11,558,063	1/19/2011	$2,242,698
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	378,100	21,399,429	3/1/2011	150,752
BNP Paribas	iShares MSCI EAFE Index	336,800	17,712,617	8/18/2011– 12/22/2011	1,470,477

			$50,670,109		$3,863,927

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  91

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 124.6%
MONEY MARKET FUNDS - 124.6%
19,314,408	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$19,314,408

	TOTAL SHORT TERM INVESTMENTS (Cost $19,314,408)	$19,314,408

	TOTAL INVESTMENTS (Cost $19,314,408) - 124.6%	$19,314,408
	Liabilities in Excess of Other Assets - (24.6%)	(3,818,885)

	TOTAL NET ASSETS - 100.0%	$15,495,523

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,074,996.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index	358,700	$19,984,969	1/10/2011	$(463,854)
Morgan Stanley Capital Services	iShares MSCI EAFE Index	204,700	10,257,071	1/19/2011	(1,674,207)
BNP Paribas	iShares MSCI EAFE Index	252,100	12,727,709	9/22/2011– 10/20/2011	(1,659,323)

			$42,969,749		$(3,797,384)

The accompanying notes are an integral part of these financial statements.
92  DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 40.0%
Brazil - 4.7%
58,730	Banco Santander Brasil SA ADR	$845,712
7,832	Brasil Telecom SA ADR*	72,054
14,880	BRF - Brasil Foods SA ADR*	217,694
9,849	Centrais Eletricas Brasileiras SA ADR*	137,590
7,303	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	335,646
97,843	Cia Siderurgica Nacional SA ADR	1,651,590
3,699	CPFL Energia SA ADR	265,699
45,753	Empresa Brasileira de Aeronautica SA ADR	1,319,974
21,572	Gafisa SA ADR	362,194
164,113	Petroleo Brasileiro SA ADR	5,599,536
174,762	Vale SA-SP ADR*	5,616,851
9,278	Vivo Participacoes SA ADR	265,722

		16,690,262

Chile - 3.4%
35,022	Banco Santander Chile ADR	3,244,438
471	Empresa Nacional de Electricidad SA ADR	25,132
96,927	Enersis SA ADR	2,210,905
46,711	Lan Airlines SA ADR	1,435,896
95,771	Sociedad Quimica y Minera de Chile SA ADR	4,960,938

		11,877,309

China - 2.0%
37,587	China Life Insurance Co. Ltd. ADR	2,472,097
22,707	China Petroleum & Chemical Corp. ADR	2,164,204
20,358	PetroChina Co. Ltd. ADR	2,503,016

		7,139,317

Hong Kong - 3.4%
135,082	China Mobile Ltd. ADR	6,939,162
43,070	China Unicom Hong Kong Ltd. ADR	602,980
21,338	CNOOC Ltd. ADR	4,457,935

		12,000,077

Hungary - 0.0%
9,006	Magyar Telekom Telecommunications PLC ADR	128,065

India - 6.6%
47,080	HDFC Bank Ltd. ADR	8,142,957
110,138	ICICI Bank Ltd. ADR	5,791,056
88,410	Infosys Technologies Ltd. ADR	5,962,370
58,924	Tata Communications Ltd. ADR*	820,222
186,534	Wipro Ltd. ADR	2,663,706

		23,380,311

Mexico - 2.6%
87,508	America Movil SAB de CV ADR Series L	5,010,708
95,080	Cemex SAB de CV ADR*	833,851
33,477	Fomento Economico Mexicano SAB de CV ADR	1,838,222
72,435	Grupo Televisa SA ADR	1,626,166

		9,308,947

Peru - 1.2%
55,302	Cia de Minas Buenaventura SA ADR	2,933,218
30,302	Southern Copper Corp.	1,296,926

		4,230,144

Russia - 0.7%
37,294	Mechel ADR	878,274
52,759	Mobile TeleSystems ADR	1,142,232
18,813	Wimm-Bill-Dann Foods ADR	477,098

		2,497,604

South Africa - 1.0%
74,742	Sasol Ltd. ADR	3,382,076

South Korea - 6.8%
122,906	KB Financial Group, Inc. ADR	5,518,479
248,237	Korea Electric Power Corp. ADR*	3,279,211
141,011	KT Corp. ADR	2,917,518
121,945	LG Display Co. Ltd. ADR	2,098,673
70,224	POSCO ADR	7,299,083
6,679	Shinhan Financial Group Co. Ltd. ADR	519,426
128,403	SK Telecom Co. Ltd. ADR	2,366,467

		23,998,857

Taiwan - 7.5%
258,197	AU Optronics Corp. ADR*	2,589,716
298,512	Chunghwa Telecom Co. Ltd. ADR	6,985,181
476,792	Siliconware Precision Industries Co. ADR	2,660,499
926,260	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,105,497
1,369,989	United Microelectronics Corp. ADR	4,233,266

		26,574,159

Turkey - 0.1%
12,921	Turkcell Iletisim Hizmet AS ADR	231,674

	TOTAL COMMON STOCKS (Cost $122,566,792)	$141,438,802

PREFERRED SHARES - 12.3%
Brazil - 11.7%
353,330	Banco Bradesco SA ADR	7,349,264
15,583	Brasil Telecom SA ADR*	343,605
2,349	Centrais Eletricas Brasileiras SA ADR*	38,406
40,130	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	1,589,549

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  93

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Brazil (continued)
31,713	Cia de Bebidas das Americas ADR	$4,415,718
38,653	Cia Energetica de Minas Gerais ADR	689,570
5,560	Cia Paranaense de Energia ADR	129,159
85,138	Gerdau SA ADR	1,110,200
16,054	Gol Linhas Aereas Inteligentes SA ADR	283,193
429,849	Itau Unibanco Holding SA ADR	10,557,091
217,343	Petroleo Brasileiro SA ADR	6,778,928
11,823	Tam SA ADR	291,673
33,048	Tele Norte Leste Participacoes SA ADR*	506,956
1,764	Tim Participacoes SA ADR	56,907
244,983	Vale SA-SP ADR*	7,038,362

		41,178,581

Colombia - 0.6%
33,103	Bancolombia SA ADR	2,232,797

	TOTAL PREFERRED SHARES (Cost $35,805,400)	$43,411,378

SHORT TERM INVESTMENTS - 41.4%
MONEY MARKET FUNDS - 41.4%
146,485,306	Goldman Sachs Financial Square Government Fund, 0.09% (a)	146,485,306

	TOTAL SHORT TERM INVESTMENTS (Cost $146,485,306)	$146,485,306

	TOTAL INVESTMENTS (Cost $304,857,498) - 93.7% (b)	$331,335,486
	Other Assets in Excess of Liabilities - 6.3%	22,325,131

	TOTAL NET ASSETS - 100.0%	$353,660,617

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$1,319,974	0.4%
Airlines	2,010,762	0.6
Beverages	6,253,940	1.8
Chemicals	4,960,938	1.4
Commercial Banks	44,201,220	12.5
Construction Materials	833,851	0.2
Diversified Telecommunication Services	12,376,582	3.5
Electric Utilities	6,750,540	1.9
Electronic Equipment & Instruments	4,688,389	1.3
Food & Staples Retailing	1,589,549	0.5
Food Products	694,792	0.2
Household Durables	362,194	0.1
Independent Power Producers & Energy Traders	25,132	0.0 †
Insurance	2,472,097	0.7
IT Services	8,626,076	2.4
Media	1,626,166	0.5
Metals & Mining	27,824,502	7.9
Oil, Gas & Consumable Fuels	24,885,695	7.0
Semiconductors & Semiconductor Equipment	16,999,262	4.8
Water Utilities	335,646	0.1
Wireless Telecommunication Services	16,012,872	4.5
Short Term Investments	146,485,306	41.4

Total Investments	331,335,486	93.7
Other Assets in Excess of Liabilities	22,325,131	6.3

Net Assets	$353,660,617	100.0%

The accompanying notes are an integral part of these financial statements.
94  DIREXION ANNUAL REPORT

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $253,761,556.
Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	2,400,000	$104,760,498	1/19/2011	$7,930,140
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	7,000,000	281,020,336	2/7/2011	42,704,034
Merrill Lynch International	iShares MSCI Emerging Market Index	3,075,000	132,755,446	2/24/2011	8,906,702
BNP Paribas	iShares MSCI Emerging Market Index	2,605,000	113,554,100	10/20/2011– 12/22/2011	6,546,723
Citibank N.A.	iShares MSCI Emerging Market Index	1,250,000	53,443,186	2/3/2012	4,160,743
Deutsche Bank AG London	iShares MSCI Emerging Market Index	2,660,000	118,165,472	6/30/2014	4,481,114

			$803,699,038		$74,729,456

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  95

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 123.4%
MONEY MARKET FUNDS - 123.4%
157,247,329	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$157,247,329

	TOTAL SHORT TERM INVESTMENTS (Cost $157,247,329)	$157,247,329

	TOTAL INVESTMENTS (Cost $157,247,329) - 123.4%	$157,247,329
	Liabilities in Excess of Other Assets - (23.4%)	(29,832,833)

	TOTAL NET ASSETS - 100.0%	$127,414,496

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $106,595,615.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	1,195,000	$53,394,519	1/19/2011	$(2,984,441)
Merrill Lynch International	iShares MSCI Emerging Market Index	1,500,000	65,329,932	2/24/2011	(3,912,431)
BNP Paribas	iShares MSCI Emerging Market Index	1,080,000	47,416,772	10/20/2011– 12/22/2011	(2,438,949)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	2,700,000	109,106,794	11/7/2011	(15,527,907)
Citibank N.A.	iShares MSCI Emerging Market Index	560,000	23,358,527	2/10/2012	(2,510,825)
Deutsche Bank AG London	iShares MSCI Emerging Market Index	1,250,000	57,217,966	6/25/2014	(465,886)

			$355,824,510		$(27,840,439)

The accompanying notes are an integral part of these financial statements.
96  DIREXION ANNUAL REPORT

Direxion Daily China Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 39.5%
Diversified Consumer Services - 1.0%
4,683	New Oriental Education & Technology Group, Inc. ADR*	$502,814

Diversified Telecommunication Services - 3.5%
14,205	China Telecom Corp. Ltd. ADR	740,649
79,585	China Unicom Hong Kong Ltd. ADR	1,114,190

		1,854,839

Health Care Equipment & Supplies - 1.1%
11,951	China Medical Technologies, Inc. ADR*	144,368
14,938	Mindray Medical International Ltd. ADR	432,903

		577,271

Hotels, Restaurants & Leisure - 3.2%
9,394	7 Days Group Holdings Ltd. ADR*	188,538
16,639	Ctrip.com International Ltd. ADR*	866,393
6,062	Home Inns & Hotels Management, Inc. ADR*	310,132
54,276	Melco Crown Entertainment Ltd. ADR*	340,310

		1,705,373

Independent Power Producers & Energy Traders - 0.7%
15,753	Huaneng Power International, Inc. ADR	360,586

Insurance - 3.5%
24,259	China Life Insurance Co. Ltd. ADR	1,595,514
9,316	CNinsure, Inc. ADR	239,421

		1,834,935

Internet Software & Services - 3.2%
10,725	Baidu, Inc. ADR*	1,179,857
12,048	NetEase.com, Inc. ADR*	503,607

		1,683,464

Life Sciences Tools & Services - 0.5%
16,811	WuXi PharmaTech Cayman, Inc. ADR*	277,045

Media - 1.0%
21,215	Focus Media Holding Ltd. ADR*	525,071

Metals & Mining - 1.1%

23,897	Aluminum Corp. of China Ltd. ADR	572,811

Oil, Gas & Consumable Fuels - 9.6%
12,324	China Petroleum & Chemical Corp. ADR	1,174,600
7,865	CNOOC Ltd. ADR	1,643,156
11,839	PetroChina Co. Ltd. ADR	1,455,605
26,291	Yanzhou Coal Mining Co. Ltd. ADR	759,284

		5,032,645

Real Estate Management & Development - 0.5%
15,332	E-House China Holdings Ltd. ADR	256,198

Semiconductors & Semiconductor Equipment - 3.8%
37,334	JA Solar Holdings Co. Ltd. ADR*	311,739
23,305	LDK Solar Co. Ltd. ADR*	264,978
21,152	Renesola Ltd. ADR*	253,189
14,464	Spreadtrum Communications, Inc. ADR*	206,112
32,805	Suntech Power Holdings Co. Ltd. ADR*	278,514
13,981	Trina Solar Ltd. ADR*	374,132
24,544	Yingli Green Energy Holding Co. Ltd. ADR*	286,183

		1,974,847

Software - 3.4%
36,348	Giant Interactive Group, Inc. ADR	258,071
8,803	Longtop Financial Technologies Ltd. ADR*	319,901
10,458	Perfect World Co. Ltd. ADR*	338,839
33,128	Shanda Games Ltd. ADR*	221,958
7,901	Shanda Interactive Entertainment Ltd. ADR*	319,279
9,216	VanceInfo Technologies, Inc. ADR*	335,186

		1,793,234

Wireless Telecommunication Services - 3.4%
34,537	China Mobile Ltd. ADR	1,774,166

	TOTAL COMMON STOCKS (Cost $16,906,442)	$20,725,299

SHORT TERM INVESTMENTS - 61.8%
MONEY MARKET FUNDS - 61.8%
32,403,356	Goldman Sachs Financial Square Government Fund, 0.09% (a)	32,403,356

	TOTAL SHORT TERM INVESTMENTS (Cost $32,403,356)	$32,403,356

	TOTAL INVESTMENTS (Cost $49,309,798) - 101.3% (b)	$53,128,655
	Liabilities in Excess of Other Assets - (1.3%)	(662,207)

	TOTAL NET ASSETS - 100.0%	$52,466,448

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,798,537.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  97

Direxion Daily China Bull 3X Shares
Swap Equity Contracts
October 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR Index	8,460	$31,999,813	6/6/2011	$4,559,311
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR Index	8,980	39,053,100	9/29/2011	(324,863)
BNP Paribas	The Bank of New York Mellon China Select ADR Index	4,290	18,744,107	12/22/2011	(244,453)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR Index	9,970	36,662,369	12/18/2014	6,595,475

			$126,459,389		$10,585,470

The accompanying notes are an integral part of these financial statements.
98  DIREXION ANNUAL REPORT

Direxion Daily China Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 139.5%
MONEY MARKET FUNDS - 139.5%
9,468,225	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$9,468,225

	TOTAL SHORT TERM INVESTMENTS (Cost $9,468,225)	$9,468,225

	TOTAL INVESTMENTS (Cost $9,468,225) - 139.5%	$9,468,225
	Liabilities in Excess of Other Assets - (39.5%)	(2,681,195)

	TOTAL NET ASSETS - 100.0%	$6,787,030

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,005,618.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR Index	2,370	$8,798,463	6/6/2011	$(1,492,864)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR Index	730	3,136,343	6/21/2011	(75,100)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR Index	1,625	5,993,602	12/18/2014	(1,084,431)

			$17,928,408		$(2,652,395)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  99

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 26.2%
Brazil - 7.0%
11,741	Centrais Eletricas Brasileiras SA ADR*	$164,022
36,125	Cia Siderurgica Nacional SA ADR	609,790
7,754	Empresa Brasileira de Aeronautica SA ADR	223,703
9,823	Fibria Celulose SA ADR*	176,421
39,647	Petroleo Brasileiro SA ADR	1,352,755

		2,526,691

Chile - 6.6%
2,790	Banco de Chile ADR	239,940
7,532	Banco Santander Chile ADR	697,764
6,786	Empresa Nacional de Electricidad SA ADR	362,101
13,517	Enersis SA ADR	308,323
13,161	Lan Airlines SA ADR	404,569
6,835	Sociedad Quimica y Minera de Chile SA ADR	354,053

		2,366,750

Mexico - 9.3%
35,530	America Movil SAB de CV ADR Series L	2,034,448
39,218	Cemex SAB de CV ADR*	343,942
8,967	Fomento Economico Mexicano SAB de CV ADR	492,378
14,077	Grupo Televisa SA ADR	316,029
8,687	Telefonos de Mexico SAB de CV ADR Series L	134,475

		3,321,272

Peru - 3.3%
8,100	Cia de Minas Buenaventura SA ADR	429,624
3,320	Credicorp Ltd.	417,922
7,988	Southern Copper Corp.	341,886

		1,189,432

	TOTAL COMMON STOCKS (Cost $7,869,084)	$9,404,145

PREFERRED SHARES - 24.6%
Brazil - 24.6%
45,980	Banco Bradesco SA ADR	956,384
7,177	Cia de Bebidas das Americas ADR	999,326
20,641	Cia Energetica de Minas Gerais ADR	368,235
6,318	Cia Paranaense de Energia ADR	146,767
33,477	Gerdau SA ADR	436,540
93,375	Itau Unibanco Holding SA ADR	2,293,290
28,493	Petroleo Brasileiro SA ADR	888,697
13,614	Tele Norte Leste Participacoes SA ADR*	208,839
87,114	Vale SA-SP ADR*	2,502,785

	TOTAL PREFERRED SHARES (Cost $7,336,415)	$8,800,863

SHORT TERM INVESTMENTS - 46.9%
MONEY MARKET FUNDS - 46.9%
16,778,607	Goldman Sachs Financial Square Government Fund, 0.09% (a)	16,778,607

	TOTAL SHORT TERM INVESTMENTS (Cost $16,778,607)	$16,778,607

	TOTAL INVESTMENTS (Cost $31,984,106) - 97.7% (b)	$34,983,615
	Other Assets in Excess of Liabilities - 2.3%	826,938

	TOTAL NET ASSETS - 100.0%	$35,810,553

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$223,703	0.6%
Airlines	404,569	1.1
Beverages	1,491,704	4.1
Chemicals	354,053	1.0
Commercial Banks	4,605,300	12.9
Construction Materials	343,942	1.0
Diversified Telecommunication Services	343,314	1.0
Electric Utilities	987,347	2.8
Independent Power Producers & Energy Traders	362,101	1.0
Media	316,029	0.9
Metals & Mining	4,320,625	12.0

The accompanying notes are an integral part of these financial statements.
100  DIREXION ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
October 31, 2010

Summary by Industry (continued)	Value	% of Net Assets

Oil, Gas & Consumable Fuels	$2,241,452	6.2%
Paper & Forest Products	176,421	0.5
Wireless Telecommunication Services	2,034,448	5.7
Short Term Investments	16,778,607	46.9

Total Investments	34,983,615	97.7
Other Assets in Excess of Liabilities	826,938	2.3

Net Assets	$35,810,553	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,126,735.
Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	S&P Latin America 40 Index	749,940	$34,212,831	9/12/2011	$4,885,581
Morgan Stanley Capital Services	S&P Latin America 40 Index	349,700	18,304,213	3/5/2012	179,835
Deutsche Bank AG London	S&P Latin America 40 Index	612,000	27,651,373	12/18/2014	4,217,026

			$80,168,417		$9,282,442

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  101

Direxion Daily Latin America Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 135.4%
MONEY MARKET FUNDS - 135.4%
5,586,428	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$5,586,428

	TOTAL SHORT TERM INVESTMENTS (Cost $5,586,428)	$5,586,428

	TOTAL INVESTMENTS (Cost $5,586,428) - 135.4%	$5,586,428
	Liabilities in Excess of Other Assets - (35.4%)	(1,461,238)

	TOTAL NET ASSETS - 100.0%	$4,125,190

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,153,552.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	S&P Latin America 40 Index	165,315	$7,628,175	9/12/2011	$(990,216)
Morgan Stanley Capital Services	S&P Latin America 40 Index	23,150	1,189,824	3/5/2012	(38,305)
Deutsche Bank AG London	S&P Latin America 40 Index	48,900	2,170,068	12/18/2014	(382,857)

			$10,988,067		$(1,411,378)

The accompanying notes are an integral part of these financial statements.
102  DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 33.0%
Computers & Peripherals - 1.2%
20,305	SanDisk Corp.*	$763,062

Semiconductors & Semiconductor Equipment - 31.8%
90,680	Advanced Micro Devices, Inc.*	664,684
27,362	Altera Corp.	853,968
129,931	Applied Materials, Inc.	1,605,947
9,519	Atheros Communications, Inc.*	295,470
32,141	Avago Technologies Ltd.*	793,240
45,044	Broadcom Corp. Class A	1,835,092
9,108	Cirrus Logic, Inc.*	117,038
12,609	Cree, Inc.*	646,716
4,101	Hittite Microwave Corp.*	211,899
76,183	Intel Corp.	1,528,993
22,561	KLA-Tencor Corp.	805,879
16,693	Lam Research Corp.*	764,372
23,562	Linear Technology Corp.	759,403
72,516	Marvell Technology Group Ltd.*	1,400,284
30,572	MEMC Electronic Materials, Inc.*	391,933
104,407	Micron Technology, Inc.*	863,446
6,746	MKS Instruments, Inc.*	139,305
32,203	National Semiconductor Corp.	441,181
8,537	Netlogic Microsystems, Inc.*	256,622
12,357	Novellus Systems, Inc.*	360,948
72,345	NVIDIA Corp.*	870,310
3,746	Power Integrations, Inc.	127,963
3,084	Rubicon Technology, Inc.*	71,302
10,597	STMicroelectronics NV	93,148
71,733	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	782,607
24,375	Teradyne, Inc.*	273,975
58,617	Texas Instruments, Inc.	1,733,305
5,494	Veeco Instruments, Inc.*	229,924
27,948	Xilinx, Inc.	749,286

		19,668,240

	TOTAL COMMON STOCKS (Cost $20,345,644)	$20,431,302

SHORT TERM INVESTMENTS - 62.6%
MONEY MARKET FUNDS - 62.6%
38,710,832	Goldman Sachs Financial Square Government Fund, 0.09%(a)	38,710,832

	TOTAL SHORT TERM INVESTMENTS (Cost $38,710,832)	$38,710,832

	TOTAL INVESTMENTS (Cost $59,056,476) - 95.6%(b)	$59,142,134
	Other Assets in Excess of Liabilities - 4.4%	2,710,694

	TOTAL NET ASSETS - 100.0%	$61,852,828

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,982,477.
Direxion Daily Semiconductor Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	174,760	$60,406,596	9/12/2011	$4,821,305
Merrill Lynch International	PHLX Semiconductor Sector Index	124,250	44,208,191	9/28/2011	2,081,403
Deutsche Bank AG London	PHLX Semiconductor Sector Index	144,120	49,936,486	3/11/2015	3,853,721

			$154,551,273		$10,756,429

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  103

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 123.9%
MONEY MARKET FUNDS - 123.9%
11,419,519	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$11,419,519

	TOTAL SHORT TERM INVESTMENTS (Cost $11,419,519)	$11,419,519

	TOTAL INVESTMENTS (Cost $11,419,519) - 123.9%	$11,419,519
	Liabilities in Excess of Other Assets - (23.9%)	(2,200,092)

	TOTAL NET ASSETS - 100.0%	$9,219,427

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,320,029.
Direxion Daily Semiconductor Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	42,640	$14,996,578	9/12/2011	$(911,205)
Merrill Lynch International	PHLX Semiconductor Sector Index	31,585	10,809,917	9/28/2011	(970,434)

			$25,806,495		$(1,881,639)

The accompanying notes are an integral part of these financial statements.
104  DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 25.9%
Electrical Equipment - 0.2%
2,288	First Solar, Inc.*	$315,012
4,023	SunPower Corp. Class A*	54,874

		369,886

Energy Equipment & Services - 4.8%
2,318	Atwood Oceanics, Inc.*	75,358
17,706	Baker Hughes, Inc.	820,319
10,079	Cameron International Corp.*	440,956
1,842	Core Laboratories NV	143,252
2,846	Diamond Offshore Drilling, Inc.	188,291
3,407	Dresser-Rand Group, Inc.*	116,588
2,605	Exterran Holdings, Inc.*	65,568
5,019	FMC Technologies, Inc.*	361,870
37,502	Halliburton Co.	1,194,814
3,885	Helmerich & Payne, Inc.	166,200
11,771	Nabors Industries Ltd.*	246,014
17,294	National Oilwell Varco, Inc.	929,725
2,277	Oceaneering International, Inc.*	140,878
2,068	Oil States International, Inc.*	105,716
6,350	Patterson-UTI Energy, Inc.	123,253
7,249	Pride International, Inc.*	219,790
4,722	Rowan Cos, Inc.*	155,354
56,374	Schlumberger Ltd.	3,939,979
876	SEACOR Holdings, Inc.*	83,001
3,243	Superior Energy Services, Inc.*	89,572
1,661	Unit Corp.*	65,161
30,554	Weatherford International Ltd.*	513,613

		10,185,272

Gas Utilities - 0.1%
6,131	EQT Corp.	229,545

Metals & Mining - 0.1%
2,216	Walter Energy, Inc.	194,919

Oil, Gas & Consumable Fuels - 20.7%
4,997	Alpha Natural Resources, Inc.*	225,714
20,420	Anadarko Petroleum Corp.	1,257,259
15,034	Apache Corp.	1,518,735
6,707	Arch Coal, Inc.	164,925
3,234	Atlas Energy, Inc.*	94,174
4,289	Cabot Oil & Gas Corp.	124,295
26,865	Chesapeake Energy Corp.	582,971
82,905	Chevron Corp.	6,848,782
3,463	Cimarex Energy Co.	265,785
3,031	Cobalt International Energy, Inc.*	28,037
1,950	Comstock Resources, Inc.*	43,582
3,779	Concho Resources, Inc.*	259,504
61,428	ConocoPhillips	3,648,823
9,316	CONSOL Energy, Inc.	342,456
1,270	Continental Resources, Inc.*	60,363
16,478	Denbury Resources, Inc.*	280,456
18,446	Devon Energy Corp.	1,199,359
29,047	El Paso Corp.	385,163
10,448	EOG Resources, Inc.	1,000,083
6,059	EXCO Resources, Inc.	89,855
210,355	Exxon Mobil Corp.	13,982,297
4,642	Forest Oil Corp.*	142,649
4,367	Frontier Oil Corp.	57,863
12,035	Hess Corp.	758,566
1,837	Holly Corp.	60,125
29,284	Marathon Oil Corp.	1,041,632
4,260	Mariner Energy, Inc.*	106,159
4,250	Massey Energy Co.	178,798
7,903	Murphy Oil Corp.	514,959
5,506	Newfield Exploration Co.*	328,268
7,207	Noble Energy, Inc.	587,226
33,521	Occidental Petroleum Corp.	2,635,756
11,094	Peabody Energy Corp.	586,873
12,471	PetroHawk Energy Corp.*	212,132
4,786	Pioneer Natural Resources Co.	334,063
5,783	Plains Exploration & Production Co.*	161,172
7,226	QEP Resources, Inc.	238,675
4,871	Quicksilver Resources, Inc.*	72,919
6,579	Range Resources Corp.	245,989
14,858	SandRidge Energy, Inc.*	81,273
2,596	SM Energy Co.	108,201
14,288	Southwestern Energy Co.*	483,649
26,745	Spectra Energy Corp.	635,729
4,975	Sunoco, Inc.	186,413
5,830	Tesoro Corp.	75,557
6,282	Ultra Petroleum Corp.*	258,504
23,339	Valero Energy Corp.	418,935
2,416	Whiting Petroleum Corp.*	242,663
24,116	Williams Cos, Inc.	518,976

		43,676,342

	TOTAL COMMON STOCKS (Cost $54,860,098)	$54,655,964

SHORT TERM INVESTMENTS - 71.9%
MONEY MARKET FUNDS - 71.9%
151,513,157	Goldman Sachs Financial Square Government Fund, 0.09% (a)	151,513,157

	TOTAL SHORT TERM INVESTMENTS (Cost $151,513,157)	$151,513,157

	TOTAL INVESTMENTS (Cost $206,373,255) - 97.8% (b)	$206,169,121
	Other Assets in Excess of Liabilities - 2.2%	4,578,253

	TOTAL NET ASSETS - 100.0%	$210,747,374

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  105

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
October 31, 2010

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $137,143,907.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 1000 Energy Index	253,950	$152,136,553	1/19/2011	$17,522,717
Credit Suisse Capital, LLC	Russell 1000 Energy Index	402,600	240,767,168	1/27/2011	27,643,122
BNP Paribas	Russell 1000 Energy Index	99,900	62,238,066	7/21/2011– 12/22/2011	4,160,141
Citibank N.A.	Russell 1000 Energy Index	52,000	31,276,674	12/28/2011	3,321,780
Deutsche Bank AG London	Russell 1000 Energy Index	62,550	40,201,796	12/16/2014	1,284,029

			$526,620,257		$53,931,789

The accompanying notes are an integral part of these financial statements.
106  DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 94.7%
MONEY MARKET FUNDS - 94.7%
61,128,314	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$61,128,314

	TOTAL SHORT TERM INVESTMENTS (Cost $61,128,314)	$61,128,314

	TOTAL INVESTMENTS (Cost $61,128,314) - 94.7%	$61,128,314
	Other Assets in Excess of Liabilities - 5.3%	3,433,990

	TOTAL NET ASSETS - 100.0%	$64,562,304

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,466,040.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Energy Index	141,800	$94,347,366	1/10/2011	$(685,999)
BNP Paribas	Russell 1000 Energy Index	66,900	44,256,172	7/21/2011– 12/22/2011	(133,240)
Deutsche Bank AG London	Russell 1000 Energy Index	83,050	54,036,063	12/16/2014	(1,098,298)
Morgan Stanley Capital Services	Russell 1000 Energy Index	350	206,924	12/17/2014	(27,405)

			$192,846,525		$(1,944,942)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  107

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 40.5%
Capital Markets - 6.1%
17,235	Affiliated Managers Group, Inc.*	$1,475,488
86,858	Ameriprise Financial, Inc.	4,489,690
64,656	Ares Capital Corp.	1,082,341
409,106	Bank of New York Mellon Corp.	10,252,196
11,710	BlackRock, Inc.	2,002,293
333,715	Charles Schwab Corp.	5,139,211
74,214	E*Trade Financial Corp.*	1,061,260
39,794	Eaton Vance Corp.	1,144,873
30,016	Federated Investors, Inc. Class B	747,699
50,146	Franklin Resources, Inc.	5,751,746
173,630	Goldman Sachs Group, Inc.	27,945,749
9,934	Greenhill & Co., Inc.	771,574
157,896	Invesco Ltd.	3,631,608
61,966	Janus Capital Group, Inc.	654,361
39,322	Jefferies Group, Inc.	940,976
31,020	Lazard Ltd. Class A	1,144,638
52,157	Legg Mason, Inc.	1,618,432
509,931	Morgan Stanley	12,681,984
81,572	Northern Trust Corp.	4,048,418
33,471	Raymond James Financial, Inc.	944,552
50,464	SEI Investments Co.	1,117,778
169,221	State Street Corp.	7,066,669
87,548	T. Rowe Price Group, Inc.	4,838,778
78,657	TD Ameritrade Holding Corp.*	1,344,248
29,145	Waddell & Reed Financial, Inc. Class A	847,245

		102,743,807

Commercial Banks - 6.4%
58,320	Associated Banc-Corp.	738,914
28,158	BancorpSouth, Inc.	371,404
16,202	Bank of Hawaii Corp.	699,764
233,436	BB&T Corp.	5,464,737
8,515	BOK Financial Corp.	393,648
108,811	CapitalSource, Inc.	664,835
67,469	CIT Group, Inc.*	2,923,432
15,341	City National Corp.	791,135
59,469	Comerica, Inc.	2,127,801
24,466	Commerce Bancshares, Inc.	901,327
17,686	Cullen/Frost Bankers, Inc.	927,454
49,902	East West Bancorp, Inc.	879,772
268,080	Fifth Third Bancorp	3,367,085
1,827	First Citizens BancShares, Inc. Class A	341,247
78,386	First Horizon National Corp.*	790,915
66,914	Fulton Financial Corp.	624,977
241,689	Huntington Bancshares, Inc.	1,370,377
296,526	KeyCorp	2,428,548
24,816	M&T Bank Corp.	1,854,996
177,833	Marshall & Ilsley Corp.	1,050,993
177,428	PNC Financial Services Group, Inc.	9,563,369
344,938	Popular, Inc.*	941,681
423,612	Regions Financial Corp.	2,668,756
168,605	SunTrust Banks, Inc.	4,218,497
264,129	Synovus Financial Corp.	570,519
47,952	TCF Financial Corp.	631,048
646,542	U.S. Bancorp	15,633,386
54,291	Valley National Bancorp	724,242
1,641,325	Wells Fargo & Co.	42,805,756
30,761	Wilmington Trust Corp.	218,711
58,464	Zions Bancorporation	1,207,866

		107,897,192

Consumer Finance - 1.5%
353,713	American Express Co.	14,664,941
153,981	Capital One Financial Corp.	5,738,872
183,424	Discover Financial Services	3,237,434
1,769	Green Dot Corp. Class A*	89,865
163,836	SLM Corp.*	1,949,648

		25,680,760

Diversified Financial Services - 8.1%
3,383,972	Bank of America Corp.	38,712,640
4,536	CBOE Holdings, Inc.	108,909
7,135,382	Citigroup, Inc.*	29,754,543
22,157	CME Group, Inc.	6,417,775
12,210	Interactive Brokers Group, Inc. Class A*	228,571
24,938	IntercontinentalExchange, Inc.*	2,864,628
1,341,959	JPMorgan Chase & Co.	50,497,917
65,732	Leucadia National Corp.*	1,670,907
69,225	Moody’s Corp.	1,873,229
37,150	MSCI, Inc. Class A*	1,331,828
45,655	NASDAQ OMX Group, Inc.*	959,668
88,034	NYSE Euronext	2,697,362

		137,117,977

Insurance - 9.9%
114,226	ACE Ltd.	6,787,309
158,374	Aflac, Inc.	8,851,523
2,257	Alleghany Corp.*	678,183
14,399	Allied World Assurance Co. Holdings Ltd.	823,767
181,429	Allstate Corp.	5,531,770
28,957	American Financial Group, Inc.	885,505
40,774	American International Group, Inc.*	1,712,916
2,362	American National Insurance Co.	185,275
110,838	AON Corp.	4,405,810
16,739	Arch Capital Group Ltd.*	1,446,082
35,005	Arthur J. Gallagher & Co.	985,741
26,077	Aspen Insurance Holdings Ltd.	739,804
37,717	Assurant, Inc.	1,491,330

The accompanying notes are an integral part of these financial statements.
108  DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Insurance (continued)
62,184	Assured Guaranty Ltd.	$1,184,605
40,471	Axis Capital Holdings Ltd.	1,376,419
583,333	Berkshire Hathaway, Inc. Class B*	46,409,973
38,165	Brown & Brown, Inc.	850,698
102,907	Chubb Corp.	5,970,664
49,294	Cincinnati Financial Corp.	1,451,215
8,891	CNA Financial Corp.*	246,459
15,454	Endurance Specialty Holdings Ltd.	639,796
9,642	Erie Indemnity Co. Class A	551,330
19,872	Everest Re Group Ltd.	1,674,812
77,465	Fidelity National Financial, Inc. Class A	1,037,256
164,959	Genworth Financial, Inc. Class A*	1,870,635
15,123	Hanover Insurance Group, Inc.	684,316
149,793	Hartford Financial Services Group, Inc.	3,592,036
38,789	HCC Insurance Holdings, Inc.	1,027,133
102,022	Lincoln National Corp.	2,497,499
106,148	Loews Corp.	4,190,723
3,305	Markel Corp.*	1,107,241
182,554	Marsh & McLennan Cos, Inc.	4,560,199
51,726	MBIA, Inc.*	579,848
9,020	Mercury General Corp.	383,170
219,561	MetLife, Inc.	8,854,895
87,277	Old Republic International Corp.	1,152,056
7,767	OneBeacon Insurance Group Ltd. Class A	109,359
26,394	PartnerRe Ltd.	2,093,572
107,842	Principal Financial Group, Inc.	2,894,479
226,123	Progressive Corp.	4,784,763
28,874	Protective Life Corp.	692,110
156,544	Prudential Financial, Inc.	8,231,084
24,671	Reinsurance Group of America, Inc.	1,235,277
18,505	RenaissanceRe Holdings Ltd.	1,115,111
15,974	StanCorp Financial Group, Inc.	685,285
11,789	Symetra Financial Corp.	130,268
27,831	Torchmark Corp.	1,594,160
21,690	Transatlantic Holdings, Inc.	1,140,894
158,523	Travelers Cos, Inc.	8,750,470
17,172	Unitrin, Inc.	417,280
112,258	Unum Group	2,516,824
24,863	Validus Holdings Ltd.	705,115
42,761	W.R. Berkley Corp.	1,176,783
455	Wesco Financial Corp.	165,347
2,569	White Mountains Insurance Group Ltd.	820,025
115,381	XL Group PLC	2,440,308

		168,116,507

IT Services - 2.1%
17,994	Alliance Data Systems Corp.*	1,092,596
42,744	Broadridge Financial Solutions, Inc.	940,368
39,443	CoreLogic, Inc.*	693,013
89,030	Fidelity National Information Services, Inc.	2,412,713
51,471	Fiserv, Inc.*	2,806,199
27,527	Global Payments, Inc.	1,072,452
31,982	Lender Processing Services, Inc.	922,361
32,824	MasterCard, Inc. Class A	7,879,729
55,528	Total System Services, Inc.	866,792
157,482	Visa, Inc. Class A	12,310,368
226,705	Western Union Co.	3,990,008

		34,986,599

Media - 0.3%
7,443	Morningstar, Inc.*	363,368
126,145	Thomson Reuters Corp.	4,825,046

		5,188,414

Professional Services - 0.2%
16,998	Dun & Bradstreet Corp.	1,264,821
42,704	Equifax, Inc.	1,414,784
16,334	IHS, Inc. Class A*	1,179,968

		3,859,573

Real Estate Investment Trusts - 5.2%
18,487	Alexandria Real Estate Equities, Inc.	1,358,425
56,722	AMB Property Corp.	1,598,993
209,039	Annaly Capital Management, Inc.	3,702,081
39,408	Apartment Investment & Management Co. Class A	918,600
27,988	AvalonBay Communities, Inc.	2,975,404
46,889	Boston Properties, Inc.	4,041,363
44,316	Brandywine Realty Trust	530,463
21,515	BRE Properties, Inc.	923,639
22,210	Camden Property Trust	1,101,394
297,869	Chimera Investment Corp.	1,221,263
24,289	CommonWealth REIT	618,155
19,875	Corporate Office Properties Trust	705,364
67,217	Developers Diversified Realty Corp.	867,099
29,366	Digital Realty Trust, Inc.	1,754,031
41,228	Douglas Emmett, Inc.	739,630
84,800	Duke Realty Corp.	1,057,456
95,435	Equity Residential	4,641,004
10,151	Essex Property Trust, Inc.	1,146,657
20,696	Federal Realty Investment Trust	1,696,658
83,376	General Growth Properties, Inc.	1,400,717
104,579	HCP, Inc.	3,765,890
45,095	Health Care REIT, Inc.	2,304,354

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  109

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Real Estate Investment Trusts (continued)
41,615	Hospitality Properties Trust	$949,238
222,001	Host Hotels & Resorts, Inc.	3,527,596
136,807	Kimco Realty Corp.	2,357,185
38,184	Liberty Property Trust	1,277,637
43,760	Macerich Co.	1,952,134
26,742	Mack-Cali Realty Corp.	897,996
40,403	Nationwide Health Properties, Inc.	1,649,654
17,639	Piedmont Office Realty Trust, Inc. Class A	332,848
54,966	Plum Creek Timber Co., Inc.	2,024,947
160,743	ProLogis	2,194,142
47,317	Public Storage	4,694,793
27,046	Rayonier, Inc.	1,411,801
37,333	Realty Income Corp.	1,279,775
27,590	Regency Centers Corp.	1,163,746
42,974	Senior Housing Properties Trust	1,026,649
98,733	Simon Property Group, Inc.	9,480,343
26,298	SL Green Realty Corp.	1,728,305
18,412	Taubman Centers, Inc.	854,685
61,352	UDR, Inc.	1,379,193
52,906	Ventas, Inc.	2,833,645
54,484	Vornado Realty Trust	4,761,357
40,545	Weingarten Realty Investors	978,351

		87,824,660

Real Estate Management & Development - 0.2%
96,159	CB Richard Ellis Group, Inc. Class A*	1,764,517
42,978	Forest City Enterprises, Inc. Class A*	627,049
14,178	Jones Lang LaSalle, Inc.	1,106,735
31,264	St. Joe Co.*	631,220

		4,129,521

Software - 0.1%
15,730	Factset Research Systems, Inc.	1,380,779

Thrifts & Mortgage Finance - 0.4%
6,739	Capitol Federal Financial	157,692
70,500	First Niagara Financial Group, Inc.	835,425
159,318	Hudson City Bancorp, Inc.	1,856,055
146,873	New York Community Bancorp, Inc.	2,486,560
125,319	People’s United Financial, Inc.	1,542,677
26,936	TFS Financial Corp.	235,690
37,934	Washington Federal, Inc.	570,148

		7,684,247

	TOTAL COMMON STOCKS (Cost $743,972,429)	$686,610,036

SHORT TERM INVESTMENTS - 63.0%
MONEY MARKET FUNDS - 63.0%
1,068,493,211	Goldman Sachs Financial Square Government Fund, 0.09% (a)	1,068,493,211

	TOTAL SHORT TERM INVESTMENTS (Cost $1,068,493,211)	$1,068,493,211

	TOTAL INVESTMENTS (Cost $1,812,465,640) 103.5% (b)	$1,755,103,247
	Liabilities in Excess of Other Assets - (3.5%)	(59,662,700)

	TOTAL NET ASSETS - 100.0%	$1,695,440,547

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,296,377,418.
Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
October 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell 1000 Financial Services Index	820,000	$619,321,153	1/19/2011	$27,498,147
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	1,423,800	1,097,072,407	2/07/2011	17,707,858
Merrill Lynch International	Russell 1000 Financial Services Index	943,400	726,599,717	2/24/2011	10,413,063
BNP Paribas	Russell 1000 Financial Services Index	1,704,800	1,319,437,638	7/21/2011– 12/22/2011	13,358,143
Citibank N.A.	Russell 1000 Financial Services Index	405,000	309,003,138	12/28/2011	7,429,426
Deutsche Bank AG London	Russell 1000 Financial Services Index	337,200	265,971,166	7/17/2014	(2,623,504)

			$4,337,405,219		$73,783,133

The accompanying notes are an integral part of these financial statements.
110  DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 116.5%
MONEY MARKET FUNDS - 116.5%
1,397,891,312	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$1,397,891,312

	TOTAL SHORT TERM INVESTMENTS (Cost $1,397,891,312)	$1,397,891,312

	TOTAL INVESTMENTS (Cost $1,397,891,312) - 116.5%	$1,397,891,312
	Liabilities in Excess of Other Assets - (16.5%)	(198,245,423)

	TOTAL NET ASSETS - 100.0%	$1,199,645,889

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $845,021,655.

Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	2,047,400	$1,614,751,247	1/10/2011	$9,947,797
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	717,800	537,077,634	1/19/2011	(31,178,311)
BNP Paribas	Russell 1000 Financial Services Index	927,700	726,939,552	12/22/2011	1,981,176
Merrill Lynch International	Russell 1000 Financial Services Index	507,000	383,472,907	2/24/2011	(13,487,069)
Citibank N.A.	Russell 1000 Financial Services Index	183,000	139,591,916	12/29/2011	(4,027,915)
Deutsche Bank AG London	Russell 1000 Financial Services Index	225,800	176,764,259	6/25/2014	332,229

			$3,578,597,515		$(36,432,093)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  111

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 30.2%
Communications Equipment - 3.9%
12,654	Brocade Communications Systems, Inc.*	$79,973
2,632	Ciena Corp.*	36,559
162,609	Cisco Systems, Inc.*	3,712,364
2,679	CommScope, Inc.*	84,817
1,052	EchoStar Corp. Class A*	22,302
2,284	F5 Networks, Inc.*	268,827
3,694	Harris Corp.	166,932
6,144	JDS Uniphase Corp.*	64,573
14,977	Juniper Networks, Inc.*	485,105
66,173	Motorola, Inc.*	539,310
2,426	Polycom, Inc.*	81,950
46,709	QUALCOMM, Inc.	2,107,977
10,963	Tellabs, Inc.	74,768

		7,725,457

Computers & Peripherals - 7.1%
25,906	Apple, Inc.*	7,794,338
48,446	Dell, Inc.*	696,654
1,874	Diebold, Inc.	57,438
58,531	EMC Corp.*	1,229,736
66,773	Hewlett-Packard Co.	2,808,472
4,558	NCR Corp.*	62,536
9,811	NetApp, Inc.*	522,436
3,182	QLogic Corp.*	55,908
6,549	SanDisk Corp.*	246,111
13,884	Seagate Technology PLC*	203,401
6,523	Western Digital Corp.*	208,866

		13,885,896

Electronic Equipment, Instruments & Components - 0.9%
4,940	Amphenol Corp. Class A	247,642
3,458	Arrow Electronics, Inc.*	102,391
4,322	Avnet, Inc.*	128,709
1,378	AVX Corp.	19,761
44,443	Corning, Inc.	812,418
1,515	Dolby Laboratories, Inc. Class A*	93,445
4,464	Ingram Micro, Inc. Class A*	78,834
5,129	Jabil Circuit, Inc.	78,679
3,778	Molex, Inc.	76,694
1,325	Tech Data Corp.*	56,962
4,903	Vishay Intertechnology, Inc.*	55,404

		1,750,939

Internet Software & Services - 2.8%
5,170	Akamai Technologies, Inc.*	267,134
3,040	AOL, Inc.*	81,107
1,286	Equinix, Inc.*	108,333
6,936	Google, Inc. Class A*	4,251,699
2,434	IAC/InterActiveCorp*	67,908
5,195	VeriSign, Inc.*	180,526
39,434	Yahoo!, Inc.*	651,055

		5,607,762

IT Services - 3.4%
5,878	Amdocs Ltd.*	180,337
8,525	Cognizant Technology Solutions Corp. Class A*	555,745
4,393	Computer Sciences Corp.	215,477
1,013	DST Systems, Inc.	43,832
2,080	Gartner, Inc.*	65,915
36,508	International Business Machines Corp.	5,242,549
2,137	NeuStar, Inc. Class A*	55,156
8,803	SAIC, Inc.*	136,798
4,755	Teradata Corp.*	187,157

		6,682,966

Semiconductors & Semiconductor Equipment - 4.7%
17,102	Advanced Micro Devices, Inc.*	125,358
8,591	Altera Corp.	268,125
8,484	Analog Devices, Inc.	285,656
38,240	Applied Materials, Inc.	472,646
1,995	Atheros Communications, Inc.*	61,925
13,117	Atmel Corp.*	116,217
3,023	Avago Technologies Ltd.*	74,608
14,130	Broadcom Corp. Class A	575,656
3,056	Cree, Inc.*	156,742
4,664	Cypress Semiconductor Corp.*	65,762
3,573	Fairchild Semiconductor International, Inc.*	40,268
158,418	Intel Corp.	3,179,449
2,009	International Rectifier Corp.*	46,669
3,520	Intersil Corp. Class A	46,077
4,840	KLA-Tencor Corp.	172,885
3,604	Lam Research Corp.*	165,027
6,390	Linear Technology Corp.	205,950
18,606	LSI Corp.*	97,495
15,412	Marvell Technology Group Ltd.*	297,606
8,608	Maxim Integrated Products, Inc.	186,449
6,472	MEMC Electronic Materials, Inc.*	82,971
5,248	Microchip Technology, Inc.	168,881
24,374	Micron Technology, Inc.*	201,573
6,783	National Semiconductor Corp.	92,927
2,747	Novellus Systems, Inc.*	80,240
16,295	NVIDIA Corp.*	196,029
12,234	ON Semiconductor Corp.*	93,835
6,532	PMC - Sierra, Inc.*	50,231
2,982	Rambus, Inc.*	58,954
1,309	Silicon Laboratories, Inc.*	52,229
5,038	Skyworks Solutions, Inc.*	115,421
5,133	Teradyne, Inc.*	57,695
34,801	Texas Instruments, Inc.	1,029,066
2,120	Varian Semiconductor Equipment Associates, Inc.*	69,260
7,366	Xilinx, Inc.	197,482

		9,187,364

The accompanying notes are an integral part of these financial statements.
112  DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Software - 6.9%
14,770	Activision Blizzard, Inc.	$169,412
14,990	Adobe Systems, Inc.*	421,969
2,573	ANSYS, Inc.*	116,428
6,523	Autodesk, Inc.*	236,002
5,170	BMC Software, Inc.*	235,028
11,075	CA, Inc.	257,051
7,696	Cadence Design Systems, Inc.*	65,185
5,285	Citrix Systems, Inc.*	338,610
6,402	Compuware Corp.*	64,084
9,384	Electronic Arts, Inc.*	148,736
2,610	Informatica Corp.*	106,201
7,985	Intuit, Inc.*	383,280
4,435	McAfee, Inc.*	209,776
2,277	MICROS Systems, Inc.*	103,353
218,082	Microsoft Corp.	5,809,705
9,923	Novell, Inc.*	58,843
6,474	Nuance Communications, Inc.*	101,707
108,467	Oracle Corp.	3,188,930
5,377	Red Hat, Inc.*	227,232
2,906	Rovi Corp.*	147,189
3,261	Salesforce.com, Inc.*	378,504
1,996	Solera Holdings, Inc.	95,908
22,747	Symantec Corp.*	368,046
4,268	Synopsys, Inc.*	109,175
2,091	VMware, Inc. Class A*	159,878

		13,500,232

Wireless Telecommunication Services - 0.5%
11,493	American Tower Corp. Class A*	593,154
8,266	Crown Castle International Corp.*	356,430
3,328	SBA Communications Corp. Class A*	130,657

		1,080,241

	TOTAL COMMON STOCKS (Cost $53,716,112)	$59,420,857

SHORT TERM INVESTMENTS - 68.4%
MONEY MARKET FUNDS - 68.4%
134,730,825	Goldman Sachs Financial Square Government Fund, 0.09% (a)	134,730,825

	TOTAL SHORT TERM INVESTMENTS (Cost $134,730,825)	$134,730,825

	TOTAL INVESTMENTS (Cost $188,446,937) - 98.6% (b)	$194,151,682
	Other Assets in Excess of Liabilities - 1.4%	2,842,443

	TOTAL NET ASSETS - 100.0%	$196,994,125

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $135,632,834.
Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Deutsche Bank AG London	Russell 1000 Technology Index	125,850	$133,104,216	6/30/2014	$8,680,082
Merrill Lynch International	Russell 1000 Technology Index	48,850	52,817,028	2/24/2011	2,274,297
Credit Suisse Capital, LLC	Russell 1000 Technology Index	197,900	198,146,733	3/1/2011	25,199,650
BNP Paribas	Russell 1000 Technology Index	98,450	103,857,873	10/20/2011– 12/22/2011	7,168,188

			$487,925,850		$43,322,217

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  113

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 112.4%
MONEY MARKET FUNDS - 112.4%
60,150,662	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$60,150,662

	TOTAL SHORT TERM INVESTMENTS (Cost $60,150,662)	$60,150,662

	TOTAL INVESTMENTS (Cost $60,150,662) - 112.4%	$60,150,662
	Liabilities in Excess of Other Assets - (12.4%)	(6,619,244)

	TOTAL NET ASSETS - 100.0%	$53,531,418

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,277,024.

Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Merrill Lynch International	Russell 1000 Technology Index	15,300	$16,769,935	2/24/2011	$(493,023)
BNP Paribas	Russell 1000 Technology Index	24,200	25,864,452	12/22/2011	(1,445,251)
Credit Suisse Capital, LLC	Russell 1000 Technology Index	69,200	70,349,154	11/7/2011	(7,820,362)
Deutsche Bank AG London	Russell 1000 Technology Index	33,700	35,899,033	6/30/2014	(2,162,180)

			$148,882,574		$(11,920,816)

The accompanying notes are an integral part of these financial statements.
114  DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 29.4%
Real Estate Investment Trusts - 29.4%
4,444	Acadia Realty Trust	$84,792
255	Alexander’s, Inc.	95,839
5,997	Alexandria Real Estate Equities, Inc.	440,660
18,629	AMB Property Corp.	525,152
7,194	American Campus Communities, Inc.	227,546
12,942	Apartment Investment & Management Co. Class A	301,678
4,956	Ashford Hospitality Trust, Inc.*	50,303
9,193	AvalonBay Communities, Inc.	977,308
14,243	BioMed Realty Trust, Inc.	261,359
15,400	Boston Properties, Inc.	1,327,326
14,554	Brandywine Realty Trust	174,211
7,066	BRE Properties, Inc.	303,343
7,294	Camden Property Trust	361,709
5,728	CapLease, Inc.	33,566
14,529	CBL & Associates Properties, Inc.	227,815
6,456	Cedar Shopping Centers, Inc.	40,737
7,375	Colonial Properties Trust	132,234
7,986	CommonWealth REIT	203,244
6,528	Corporate Office Properties Trust	231,679
10,202	Cousins Properties, Inc.	75,597
23,130	DCT Industrial Trust, Inc.	115,881
23,544	Developers Diversified Realty Corp.	303,718
16,760	DiamondRock Hospitality Co.*	177,321
9,399	Digital Realty Trust, Inc.	561,402
12,186	Douglas Emmett, Inc.	218,617
27,469	Duke Realty Corp.	342,538
6,329	DuPont Fabros Technology, Inc.	158,858
2,984	EastGroup Properties, Inc.	120,792
6,306	Education Realty Trust, Inc.	47,295
5,149	Entertainment Properties Trust	238,038
3,208	Equity Lifestyle Properties, Inc.	182,599
4,611	Equity One, Inc.	86,226
31,343	Equity Residential	1,524,210
3,335	Essex Property Trust, Inc.	376,722
9,177	Extra Space Storage, Inc.	148,667
6,796	Federal Realty Investment Trust	557,136
10,294	FelCor Lodging Trust, Inc.*	63,308
6,142	First Industrial Realty Trust, Inc.*	45,021
4,104	First Potomac Realty Trust	67,634
7,944	Franklin Street Properties Corp.	106,052
2,431	Getty Realty Corp.	69,308
9,188	Glimcher Realty Trust	69,002
3,262	Government Properties, Income Trust	87,063
32,563	HCP, Inc.	1,172,594
14,678	Health Care REIT, Inc.	750,046
6,901	Healthcare Realty Trust, Inc.	166,590
16,373	Hersha Hospitality Trust	99,875
7,931	Highwoods Properties, Inc.	262,754
4,025	Home Properties, Inc.	219,161
13,668	Hospitality Properties Trust	311,767
69,914	Host Hotels & Resorts, Inc.	1,110,933
8,522	Inland Real Estate Corp.	74,056
8,310	Investors Real Estate Trust	73,128
5,793	Kilroy Realty Corp.	197,947
44,932	Kimco Realty Corp.	774,178
7,002	Kite Realty Group Trust	33,470
7,733	LaSalle Hotel Properties	183,195
12,594	Lexington Realty Trust	97,981
12,545	Liberty Property Trust	419,756
2,572	LTC Properties, Inc.	71,630
14,372	Macerich Co.	641,135
8,783	Mack-Cali Realty Corp.	294,933
12,320	Medical Properties Trust, Inc.	137,861
3,335	Mid-America Apartment Communities, Inc.	203,535
2,758	National Health Investors, Inc.	127,695
9,229	National Retail Properties, Inc.	250,106
13,007	Nationwide Health Properties, Inc.	531,076
10,300	OMEGA Healthcare Investors, Inc.	236,900
2,389	Parkway Properties, Inc.	37,173
3,930	Pebblebrook Hotel Trust*	76,989
5,678	Pennsylvania Real Estate Investment Trust	81,025
5,384	Post Properties, Inc.	163,889
61,702	ProLogis	842,232
2,171	PS Business Parks, Inc.	128,653
15,991	Public Storage	1,586,627
3,898	Ramco-Gershenson Properties Trust	45,139
12,173	Realty Income Corp	417,290
9,061	Regency Centers Corp.	382,193
4,631	Retail Opportunity Investments Corp.	44,458
1,515	Saul Centers, Inc.	64,660
14,113	Senior Housing Properties Trust	337,160
32,426	Simon Property Group, Inc.	3,113,545
8,636	SL Green Realty Corp.	567,558
3,055	Sovran Self Storage, Inc.	119,359
15,661	Strategic Hotels & Resorts, Inc.*	71,258
1,893	Sun Communities, Inc.	61,731
10,914	Sunstone Hotel Investors, Inc.*	118,417

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  115

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

Real Estate Investment Trusts (continued)
4,483	Tanger Factory Outlet Centers, Inc.	$214,825
6,047	Taubman Centers, Inc.	280,702
19,871	UDR, Inc.	446,700
1,273	Universal Health Realty, Income Trust	47,292
2,306	Urstadt Biddle Properties, Inc. Class A	44,298
9,317	U-Store-It Trust	80,219
17,375	Ventas, Inc.	930,605
18,136	Vornado Realty Trust	1,584,905
6,729	Washington Real Estate Investment Trust	215,530
12,650	Weingarten Realty Investors	305,244
2,615	Winthrop Realty Trust	35,564

		32,631,048

	TOTAL COMMON STOCKS (Cost $31,505,200)	$32,631,048

SHORT TERM INVESTMENTS - 69.9%
MONEY MARKET FUNDS - 69.9%
77,405,653	Goldman Sachs Financial Square Government Fund, 0.09% (a)	77,405,653

	TOTAL SHORT TERM INVESTMENTS (Cost $77,405,653)	$77,405,653

	TOTAL INVESTMENTS (Cost $108,910,853) - 99.3% (b)	$110,036,701
	Other Assets in Excess of Liabilities - 0.7%	757,332

	TOTAL NET ASSETS - 100.0%	$110,794,033

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $75,059,244.
REIT — Real Estate Investment Trust
Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	MSCI US REIT Index	211,850	$123,176,355	2/7/2011	$39,674,073
Merrill Lynch International	MSCI US REIT Index	49,200	36,002,777	2/24/2011	895,701
BNP Paribas	MSCI US REIT Index	66,000	48,446,411	12/22/2011	1,042,987
Morgan Stanley Capital Services	MSCI US REIT Index	37,900	27,748,656	7/6/2011	1,090,913
Deutsche Bank AG London	MSCI US REIT Index	35,570	25,955,139	7/17/2014	679,068

			$261,329,338		$43,382,742

The accompanying notes are an integral part of these financial statements.
116  DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 125.6%
MONEY MARKET FUNDS - 125.6%
99,088,193	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$99,088,193

	TOTAL SHORT TERM INVESTMENTS (Cost $99,088,193)	$99,088,193

	TOTAL INVESTMENTS (Cost $99,088,193) - 125.6%	$99,088,193
	Liabilities in Excess of Other Assets - (25.6%)	(20,217,448)

	TOTAL NET ASSETS - 100.0%	$78,870,745

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,402,800.

Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	MSCI US REIT Index	128,150	$86,342,169	2/22/2011	$(10,600,271)
Merrill Lynch International	MSCI US REIT Index	60,450	43,760,384	2/24/2011	(1,662,642)
BNP Paribas	MSCI US REIT Index	40,400	29,555,400	12/22/2011	(779,219)
Morgan Stanley Capital Services	MSCI US REIT Index	42,200	29,796,353	6/14/2011	(2,440,706)
Deutsche Bank AG London	MSCI US REIT Index	44,950	32,224,080	7/17/2014	(1,521,789)

			$221,678,386		$(17,004,627)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  117

Direxion Daily 2-Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 97.0%
MONEY MARKET FUNDS - 97.0%
4,040,375	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$4,040,375

	TOTAL SHORT TERM INVESTMENTS (Cost $4,040,375)	$4,040,375

	TOTAL INVESTMENTS (Cost $4,040,375) - 97.0%	$4,040,375
	Other Assets in Excess of Liabilities - 3.0%	125,376

	TOTAL NET ASSETS - 100.0%	$4,165,751

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,840,090.

Direxion Daily 2-Year Treasury Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 2 Year U.S. Treasury Index	12,025	$12,324,266	8/25/2011	$154,865

The accompanying notes are an integral part of these financial statements.
118  DIREXION ANNUAL REPORT

Direxion Daily 2-Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 105.1%
MONEY MARKET FUNDS - 105.1%
5,959,536	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$5,959,536

	TOTAL SHORT TERM INVESTMENTS (Cost $5,959,536)	$5,959,536

	TOTAL INVESTMENTS (Cost $5,959,536) - 105.1%	$5,959,536
	Liabilities in Excess of Other Assets - (5.1%)	(287,107)

	TOTAL NET ASSETS - 100.0%	$5,672,429

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,031,889.

Direxion Daily 2-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 2 Year U.S. Treasury Index	16,375	$16,741,527	8/25/2011	$(256,465)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  119

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 106.7%
MONEY MARKET FUNDS - 106.7%
6,966,593	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$6,966,593

	TOTAL SHORT TERM INVESTMENTS (Cost $6,966,593)	$6,966,593

	TOTAL INVESTMENTS (Cost $6,966,593) - 106.7%	$6,966,593
	Liabilities in Excess of Other Assets - (6.7%)	(437,232)

	TOTAL NET ASSETS - 100.0%	$6,529,361

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,466,671.

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE 7-10 Year Treasury Bond Index	118,300	$11,678,556	3/20/2012	$15,215
Deutsche Bank AG London	NYSE 7-10 Year Treasury Bond Index	80,000	7,851,172	9/17/2015	64,224

			$19,529,728		$79,439

The accompanying notes are an integral part of these financial statements.
120  DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 100.8%
MONEY MARKET FUNDS - 100.8%
60,016,121	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$60,016,121

	TOTAL SHORT TERM INVESTMENTS (Cost $60,016,121)	$60,016,121

	TOTAL INVESTMENTS (Cost $60,016,121) - 100.8%	$60,016,121
	Liabilities in Excess of Other Assets - (0.8%)	(451,625)

	TOTAL NET ASSETS - 100.0%	$59,564,496

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,122,180.

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE 7-10 Year Treasury Bond Index	1,124,200	$110,092,593	3/20/2012	$(1,141,358)
Deutsche Bank AG London	NYSE 7-10 Year Treasury Bond Index	685,000	66,659,859	9/17/2015	(1,274,767)

			$176,752,452		$(2,416,125)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  121

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 107.9%
MONEY MARKET FUNDS - 107.9%
16,300,562	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$16,300,562

	TOTAL SHORT TERM INVESTMENTS (Cost $16,300,562)	$16,300,562

	TOTAL INVESTMENTS (Cost $16,300,562) - 107.9%	$16,300,562
	Liabilities in Excess of Other Assets - (7.9%)	(1,186,491)

	TOTAL NET ASSETS - 100.0%	$15,114,071

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,212,779.

Direxion Daily 20+ Year Treasury Bull 3X Shares
Swap Equity Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE 20 Year Plus Treasury Bond Index	256,600	$25,996,278	3/20/2012	$(142,830)
Deutsch Bank AG London	NYSE 20 Year Plus Treasury Bond Index	194,900	20,368,454	9/17/2015	(740,473)

			$46,364,732		$(883,303)

The accompanying notes are an integral part of these financial statements.
122  DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 103.0%
MONEY MARKET FUNDS - 103.0%
229,070,080	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$229,070,080

	TOTAL SHORT TERM INVESTMENTS (Cost $229,070,080)	$229,070,080

	TOTAL INVESTMENTS (Cost $229,070,080) - 103.0%	$229,070,080
	Liabilities in Excess of Other Assets - (3.0%)	(6,639,862)

	TOTAL NET ASSETS - 100.0%	$222,430,218

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $123,292,029.

Direxion Daily 20+ Year Treasury Bear 3X Shares
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE 20 Year Plus Treasury Bond Index	3,760,300	$382,731,208	3/20/2012	$3,943,725
Deutsch Bank AG London	NYSE 20 Year Plus Treasury Bond Index	2,884,800	293,691,628	9/17/2015	3,432,991

			$676,422,836		$7,376,716

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  123

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	2X Shares	2X Shares

Assets:
Investments, at market value (Note 2)	$4,268,795	$3,438,783	$10,271,107	$3,007,892
Cash	399	—	512	—
Due from investment adviser, net	—	—	—	2,323
Dividend and interest receivable	6,376	269	583	237
Due from broker for swaps	13,656	1,249	—	—
Unrealized appreciation on swaps	367,484	—	1,570,552	411
Prepaid expense and other assets	5,760	5,738	5,771	5,738

Total Assets	4,662,470	3,446,039	11,848,525	3,016,601

Liabilities:
Unrealized depreciation on swaps	—	392,877	81,901	395,136
Due to investment adviser, net	551	468	3,584	—
Due to broker for swaps	310,000	112,115	1,548,597	6,319
Accrued trustees’ fees	4	4	7	4
Accrued expenses and other liabilities	29,459	24,907	29,341	24,275

Total Liabilities	340,014	530,371	1,663,430	425,734

Net Assets	$4,322,456	$2,915,668	$10,185,095	$2,590,867

Net Assets Consist Of:
Capital stock	$3,802,390	$3,999,781	$8,879,822	$3,980,641
Accumulated undistributed net investment loss	(1,667)	—	—	—
Accumulated net realized loss:	(64,221)	(691,236)	(173,666)	(995,049)
Net unrealized appreciation (depreciation) on:
Investments	218,470	—	(9,712)	—
Swaps	367,484	(392,877)	1,488,651	(394,725)

Net Assets	$4,322,456	$2,915,668	$10,185,095	$2,590,867

Calculation of Net Asset Value Per Share:
Net assets	$4,322,456	$2,915,668	$10,185,095	$2,590,867
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	200,001	100,001
Net assets value, redemption price and offering price per share	$43.22	$29.16	$50.93	$25.91

Cost of Investments	$4,050,325	$3,438,783	$10,280,819	$3,007,892

The accompanying notes are an integral part of these financial statements.
124  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily
	Natural Gas	Natural Gas	Direxion Daily	Direxion Daily
	Related Bull	Related Bear	Retail Bull	Retail Bear
	2X Shares	2X Shares	2X Shares	2X Shares

Assets:
Investments, at market value (Note 2)	$4,391,391	$3,757,611	$4,945,749	$3,669,473
Receivable for investments sold	—	—	4,229	—
Due from investment adviser, net	7,375	7,044	7,083	7,515
Dividend and interest receivable	1,004	290	1,539	286
Due from broker for swaps	2,306	—	1,910	—
Unrealized appreciation on swaps	284,009	—	730,848	—
Prepaid expense and other assets	9,038	9,042	9,031	9,031

Total Assets	4,695,123	3,773,987	5,700,389	3,686,305

Liabilities:
Unrealized depreciation on swaps	—	342,536	—	602,829
Due to broker for swaps	320,000	1,802	672,909	—
Accrued trustees’ fees	9	9	10	10
Accrued expenses and other liabilities	24,630	22,104	31,879	29,230

Total Liabilities	344,639	366,451	704,798	632,069

Net Assets	$4,350,484	$3,407,536	$4,995,591	$3,054,236

Net Assets Consist Of:
Capital stock	$3,997,497	$3,989,576	$3,997,497	$3,990,608
Accumulated undistributed net investment loss	(2,551)	—	—	—
Accumulated net realized gain (loss):	(64,682)	(239,504)	26,575	(333,543)
Net unrealized appreciation (depreciation) on:
Investments	136,211	—	240,671	—
Swaps	284,009	(342,536)	730,848	(602,829)

Net Assets	$4,350,484	$3,407,536	$4,995,591	$3,054,236

Calculation of Net Asset Value Per Share:
Net assets	$4,350,484	$3,407,536	$4,995,591	$3,054,236
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	100,001	100,001
Net assets value, redemption price and offering price per share	$43.50	$34.08	$49.96	$30.54

Cost of Investments	$4,255,180	$3,757,611	$4,705,078	$3,669,473

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  125

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull	Mid Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$202,450,597	$344,770,035	$41,734,373	$25,211,217
Receivable for Fund shares sold	—	—	382	—
Receivable for investments sold	—	—	1,890,766	—
Dividend and interest receivable	94,041	26,069	6,998	1,961
Due from broker for swaps	135,852	—	210,779	—
Unrealized appreciation on swaps	70,325,381	—	14,337,378	—
Prepaid expense and other assets	12,908	16,172	3,051	2,954

Total Assets	273,018,779	344,812,276	58,183,727	25,216,132

Liabilities:
Payable for Fund shares redeemed	—	3,308,394	1,910,014	—
Unrealized depreciation on swaps	—	57,042,697	—	6,897,041
Due to investment adviser, net	121,795	171,841	11,120	8,600
Due to broker for swaps	69,531,085	33,666	14,160,000	80,900
Payable to custodian	11,341	—	—	—
Accrued trustees’ fees	244	321	43	24
Accrued expenses and other liabilities	204,718	277,107	82,260	37,270

Total Liabilities	69,869,183	60,834,026	16,163,437	7,023,835

Net Assets	$203,149,596	$283,978,250	$42,020,290	$18,192,297

Net Assets Consist Of:
Capital stock	$184,088,620	$808,244,642	$26,557,339	$50,187,817
Accumulated undistributed net investment income (loss)	(78,685)	(57,874)	50,167	—
Accumulated net realized loss:	(53,103,169)	(467,165,821)	(572,107)	(25,098,479)
Net unrealized appreciation (depreciation) on:
Investments	1,917,449	—	1,647,513	—
Swaps	70,325,381	(57,042,697)	14,337,378	(6,897,041)

Net Assets	$203,149,596	$283,978,250	$42,020,290	$18,192,297

Calculation of Net Asset Value Per Share:
Net assets	$203,149,596	$283,978,250	$42,020,290	$18,192,297
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,450,417	25,850,417	1,100,000	1,474,970
Net assets value, redemption price and offering price per share	$58.88	$10.99	$38.20	$12.33

Cost of Investments	$200,533,148	$344,770,035	$40,086,860	$25,211,217

The accompanying notes are an integral part of these financial statements.
126  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010

	Direxion	Direxion	Direxion	Direxion
	Daily Small	Daily Small	Daily Developed	Daily Developed
	Cap Bull	Cap Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$441,817,368	$1,154,852,202	$22,606,997	$19,314,408
Cash	1,743,670	—	101,291	—
Receivable for Fund shares sold	18,564,025	—	—	—
Dividend and interest receivable	80,276	88,882	8,151	1,502
Foreign tax reclaims	—	—	13,207	—
Due from broker for swaps	—	—	3,273	—
Unrealized appreciation on swaps	104,277,501	—	3,863,927	—
Prepaid expense and other assets	11,200	23,521	11,463	15,364

Total Assets	566,494,040	1,154,964,605	26,608,309	19,331,274

Liabilities:
Payable for Fund shares redeemed	—	22,500,000	—	—
Unrealized depreciation on swaps	—	240,716,582	—	3,797,384
Due to investment adviser, net	261,513	517,540	13,540	2,903
Due to broker for swaps	92,943,421	2,781,899	3,700,000	—
Accrued trustees’ fees	510	898	23	19
Accrued expenses and other liabilities	417,251	662,574	38,061	35,445

Total Liabilities	93,622,695	267,179,493	3,751,624	3,835,751

Net Assets	$472,871,345	$887,785,112	$22,856,685	$15,495,523

Net Assets Consist Of:
Capital stock	$444,044,526	$1,760,191,785	$17,833,140	$34,097,780
Accumulated undistributed net investment loss	9,243	(25,357)	(190,417)	—
Accumulated net realized loss:	(76,926,902)	(631,664,734)	(2,138,375)	(14,804,873)
Net unrealized appreciation (depreciation) on:
Investments	1,466,977	—	3,488,410	—
Swaps	104,277,501	(240,716,582)	3,863,927	(3,797,384)

Net Assets	$472,871,345	$887,785,112	$22,856,685	$15,495,523

Calculation of Net Asset Value Per Share:
Net assets	$472,871,345	$887,785,112	$22,856,685	$15,495,523
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,950,017	39,339,380	350,000	1,650,000
Net assets value, redemption price and offering price per share	$52.83	$22.57	$65.30	$9.39

Cost of Investments	$440,350,391	$1,154,852,202	$19,118,587	$19,314,408

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  127

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily	Direxion Daily
	Markets Bull	Markets Bear	China Bull	China Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$331,335,486	$157,247,329	$53,128,655	$9,468,225
Cash	1,295,766	—	—	—
Receivable for Fund shares sold	9,077,243	—	—	—
Dividend and interest receivable	355,137	12,367	1,477	772
Due from broker for swaps	—	—	—	880
Unrealized appreciation on swaps	74,729,456	—	11,154,786	—
Prepaid expense and other assets	46,242	26,173	3,567	3,256

Total Assets	416,839,330	157,285,869	64,288,485	9,473,133

Liabilities:
Payable for Fund shares redeemed	—	1,215,704	—	—
Unrealized depreciation on swaps	—	27,840,439	569,316	2,652,395
Due to investment adviser, net	203,210	75,641	18,029	1,896
Due to broker for swaps	62,815,170	647,466	11,192,087	—
Accrued trustees’ fees	353	130	34	10
Accrued expenses and other liabilities	159,980	91,993	42,571	31,802

Total Liabilities	63,178,713	29,871,373	11,822,037	2,686,103

Net Assets	$353,660,617	$127,414,496	$52,466,448	$6,787,030

Net Assets Consist Of:
Capital stock	$271,773,310	$321,797,172	$41,473,740	$15,728,438
Accumulated undistributed net investment loss	(1,594,351)	—	—	—
Accumulated net realized loss:	(17,725,786)	(166,542,237)	(3,411,619)	(6,289,013)
Net unrealized appreciation (depreciation) on:
Investments	26,477,988	—	3,818,857	—
Swaps	74,729,456	(27,840,439)	10,585,470	(2,652,395)

Net Assets	$353,660,617	$127,414,496	$52,466,448	$6,787,030

Calculation of Net Asset Value Per Share:
Net assets	$353,660,617	$127,414,496	$52,466,448	$6,787,030
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,450,000	5,289,718	1,000,001	400,001
Net assets value, redemption price and offering price per share	$37.42	$24.09	$52.47	$16.97

Cost of Investments	$304,857,498	$157,247,329	$49,309,798	$9,468,225

The accompanying notes are an integral part of these financial statements.
128  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Latin America	Semiconductor	Semiconductor
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at market value (Note 2)	$34,983,615	$5,586,428	$59,142,134	$11,419,519
Receivable for investments sold	—	—	1,839,589	—
Due from investment adviser, net	17,932	7,522	—	—
Dividend and interest receivable	82,049	437	10,743	841
Due from broker for swaps	—	9	—	—
Unrealized appreciation on swaps	9,282,442	—	10,756,429	—
Prepaid expense and other assets	3,499	3,178	6,615	5,815

Total Assets	44,369,537	5,597,574	71,755,510	11,426,175

Liabilities:
Payable for Fund shares redeemed	—	—	1,840,356	—
Unrealized depreciation on swaps	—	1,411,378	—	1,881,639
Due to investment adviser, net	—	—	25,734	1,916
Due to broker for swaps	8,420,000	14,735	7,970,000	295,773
Accrued trustees’ fees	33	6	52	10
Accrued expenses and other liabilities	138,951	46,265	66,540	27,410

Total Liabilities	8,558,984	1,472,384	9,902,682	2,206,748

Net Assets	$35,810,553	$4,125,190	$61,852,828	$9,219,427

Net Assets Consist Of:
Capital stock	$26,347,184	$8,099,876	$56,602,749	$13,069,534
Accumulated undistributed net investment income	2,073	—	—	—
Accumulated net realized loss:	(2,820,655)	(2,563,308)	(5,592,008)	(1,968,468)
Net unrealized appreciation (depreciation) on:
Investments	2,999,509	—	85,658	—
Swaps	9,282,442	(1,411,378)	10,756,429	(1,881,639)

Net Assets	$35,810,553	$4,125,190	$61,852,828	$9,219,427

Calculation of Net Asset Value Per Share:
Net assets	$35,810,553	$4,125,190	$61,852,828	$9,219,427
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	900,001	200,001	1,650,001	400,001
Net assets value, redemption price and offering price per share	$39.79	$20.63	$37.49	$23.05

Cost of Investments	$31,984,106	$5,586,428	$59,056,476	$11,419,519

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  129

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bull	Energy Bear	Financial Bull	Financial Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$206,169,121	$61,128,314	$1,755,103,247	$1,397,891,312
Cash	—	—	7,544,161	—
Receivable for Fund shares sold	9,593,216	5,440,839	32,311,804	—
Receivable for investments sold	813,731	—	1,245,463	—
Due from investment adviser, net	—	7,656	—	—
Dividend and interest receivable	51,522	4,118	527,409	104,062
Foreign tax reclaims	9	—	—	—
Due from broker for swaps	—	—	17,535	29,570
Unrealized appreciation on swaps	53,931,789	—	76,406,637	12,261,202
Prepaid expense and other assets	7,208	3,774	64,616	73,589

Total Assets	270,566,596	66,584,701	1,873,220,872	1,410,359,735

Liabilities:
Payable for Fund shares redeemed	813,731	—	70,588,287	146,471,902
Payable for investments purchased	3,879,308	—	33,631,915	—
Unrealized depreciation on swaps	—	1,944,942	2,623,504	48,693,295
Due to investment adviser, net	146,791	—	1,052,739	735,387
Due to broker for swaps	54,779,267	5,186	68,748,329	14,040,000
Payable to custodian	810	—	—	—
Accrued trustees’ fees	280	38	1,943	1,201
Accrued expenses and other liabilities	199,035	72,231	1,133,608	772,061

Total Liabilities	59,819,222	2,022,397	177,780,325	210,713,846

Net Assets	$210,747,374	$64,562,304	$1,695,440,547	$1,199,645,889

Net Assets Consist Of:
Capital stock	$165,685,576	$106,995,640	$2,044,726,088	$3,847,496,599
Accumulated undistributed net investment income (loss)	(27,131)	(5,893)	33,878	(37,917)
Accumulated net realized loss:	(8,638,726)	(40,482,501)	(365,740,159)	(2,611,380,700)
Net unrealized appreciation (depreciation) on:
Investments	(204,134)	—	(57,362,393)	—
Swaps	53,931,789	(1,944,942)	73,783,133	(36,432,093)

Net Assets	$210,747,374	$64,562,304	$1,695,440,547	$1,199,645,889

Calculation of Net Asset Value Per Share:
Net assets	$210,747,374	$64,562,304	$1,695,440,547	$1,199,645,889
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,500,017	1,779,937	76,446,804	95,122,694
Net assets value, redemption price and offering price per share	$38.32	$36.27	$22.18	$12.61

Cost of Investments	$206,373,255	$61,128,314	$1,812,465,640	$1,397,891,312

The accompanying notes are an integral part of these financial statements.
130  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Technology Bull	Technology Bear	Real Estate Bull	Real Estate Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$194,151,682	$60,150,662	$110,036,701	$99,088,193
Cash	768,505	—	—	—
Receivable for Fund shares sold	—	5,622,452	2,694,681	—
Receivable for investments sold	2,002,526	—	125,299	—
Dividend and interest receivable	22,406	4,602	54,168	7,796
Unrealized appreciation on swaps	43,322,217	—	43,382,742	—
Prepaid expense and other assets	5,566	4,016	11,777	10,335

Total Assets	240,272,902	65,781,732	156,305,368	99,106,324

Liabilities:
Payable for Fund shares redeemed	2,009,376	—	34,826	3,018,098
Payable for investments purchased	—	—	2,928,642	—
Unrealized depreciation on swaps	—	11,920,816	—	17,004,627
Due to investment adviser, net	133,472	20,931	87,443	36,739
Due to broker for swaps	40,986,508	238,822	42,364,488	94,257
Payable to custodian	—	—	3,863	—
Accrued trustees’ fees	204	52	143	99
Accrued expenses and other liabilities	149,217	69,693	91,930	81,759

Total Liabilities	43,278,777	12,250,314	45,511,335	20,235,579

Net Assets	$196,994,125	$53,531,418	$110,794,033	$78,870,745

Net Assets Consist Of:
Capital stock	$156,071,071	$118,577,266	$75,257,724	$189,379,452
Accumulated undistributed net investment income (loss)	—	(1,894)	41,094	—
Accumulated net realized loss:	(8,103,908)	(53,123,138)	(9,013,375)	(93,504,080)
Net unrealized appreciation (depreciation) on:
Investments	5,704,745	—	1,125,848	—
Swaps	43,322,217	(11,920,816)	43,382,742	(17,004,627)

Net Assets	$196,994,125	$53,531,418	$110,794,033	$78,870,745

Calculation of Net Asset Value Per Share:
Net assets	$196,994,125	$53,531,418	$110,794,033	$78,870,745
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,900,000	1,909,929	2,050,000	3,869,891
Net assets value, redemption price and offering price per share	$40.20	$28.03	$54.05	$20.38

Cost of Investments	$188,446,937	$60,150,662	$108,910,853	$99,088,193

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  131

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	2-Year Treasury	2-Year Treasury	7-10 Year Treasury	7-10 Year Treasury
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at market value (Note 2)	$4,040,375	$5,959,536	$6,966,593	$60,016,121
Receivable for Fund shares sold	—	—	—	2,053,968
Due from investment adviser, net	3,488	2,599	—	—
Dividend and interest receivable	310	456	748	4,460
Unrealized appreciation on swaps	154,865	—	79,439	—
Prepaid expense and other assets	5,502	5,602	2,632	3,268

Total Assets	4,204,540	5,968,193	7,049,412	62,077,817

Liabilities:
Unrealized depreciation on swaps	—	256,465	—	2,416,125
Due to investment adviser, net	—	—	814	28,656
Due to broker for swaps	—	630	466,842	—
Accrued trustees’ fees	4	10	14	49
Accrued expenses and other liabilities	38,785	38,659	52,381	68,491

Total Liabilities	38,789	295,764	520,051	2,513,321

Net Assets	$4,165,751	$5,672,429	$6,529,361	$59,564,496

Net Assets Consist Of:
Capital stock	$3,998,317	$6,155,066	$5,754,222	$75,818,494
Accumulated net realized gain (loss):	12,569	(226,172)	695,700	(13,837,873)
Net unrealized appreciation (depreciation) on:
Swaps	154,865	(256,465)	79,439	(2,416,125)

Net Assets	$4,165,751	$5,672,429	$6,529,361	$59,564,496

Calculation of Net Asset Value Per Share:
Net assets	$4,165,751	$5,672,429	$6,529,361	$59,564,496
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	150,001	100,000	1,450,000
Net assets value, redemption price and offering price per share	$41.66	$37.82	$65.29	$41.08

Cost of Investments	$4,040,375	$5,959,536	$6,966,593	$60,016,121

The accompanying notes are an integral part of these financial statements.
132  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010

	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury
	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at market value (Note 2)	$16,300,562	$229,070,080
Dividend and interest receivable	1,721	16,149
Due from broker for swaps	—	211,844
Unrealized appreciation on swaps	—	7,376,716
Prepaid expense and other assets	3,022	5,325

Total Assets	16,305,305	236,680,114

Liabilities:
Unrealized depreciation on swaps	883,303	—
Due to investment adviser, net	8,908	132,475
Due to broker for swaps	244,247	13,998,342
Accrued trustees’ fees	29	189
Accrued expenses and other liabilities	54,747	118,890

Total Liabilities	1,191,234	14,249,896

Net Assets	$15,114,071	$222,430,218

Net Assets Consist Of:
Capital stock	$15,759,600	$312,417,552
Accumulated net realized gain (loss):	237,774	(97,364,050)
Net unrealized appreciation (depreciation) on:
Swaps	(883,303)	7,376,716

Net Assets	$15,114,071	$222,430,218

Calculation of Net Asset Value Per Share:
Net assets	$15,114,071	$222,430,218
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	350,000	5,800,000
Net assets value, redemption price and offering price per share	$43.18	$38.35

Cost of Investments	$16,300,562	$229,070,080

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  133

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares[1]	2X Shares[1]	2X Shares[1]	2X Shares[1]

Investment income:
Dividend income (net of foreign withholding tax of $3,661, $-, $- and $-, respectively)	$55,881	$—	$524	$—
Interest income	765	2,134	3,263	1,979

Total Investment Income	56,646	2,134	3,787	1,979

Expenses:
Investment advisory fees	21,718	18,703	30,097	16,830
Professional fees	17,258	15,493	17,131	15,420
Transfer agent fees	8,145	8,125	8,201	8,112
Licensing fees	7,081	6,253	3,210	1,795
Custody fees	6,602	3,907	4,849	3,880
Pricing fees	6,411	6,411	6,411	6,411
Organization and offering fees	5,251	5,251	5,381	5,251
Exchange listing fees	3,219	3,219	3,219	3,219
Administration and accounting fees	2,687	1,438	3,263	1,310
Report to shareholders	413	190	519	180
Compliance fees	151	136	182	126
Trustees’ fees & expenses	67	61	86	56
Insurance fees	54	53	55	53
Interest expense	—	243	276	59
Other	1,285	1,299	1,665	1,300

Total expenses	80,342	70,782	84,545	64,002
Less: Reimbursement of expenses from Adviser	(52,833)	(46,849)	(46,146)	(42,624)

Net expenses	27,509	23,933	38,399	21,378

Net investment income (loss)	29,137	(21,799)	(34,612)	(19,399)

Net Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investment securities	(56,136)	—	—	—
Swaps	(7,387)	(671,293)	(140,910)	(995,049)

Net realized loss on investments, in-kind redemptions, and swaps	(63,523)	(671,293)	(140,910)	(995,049)

Change in unrealized appreciation (depreciation) on:
Investment securities	218,470	—	(9,712)	—
Swaps	367,484	(392,877)	1,488,651	(394,725)

Change in unrealized appreciation (depreciation) on investment securities and swaps	585,954	(392,877)	1,478,939	(394,725)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	522,431	(1,064,170)	1,338,029	(1,389,774)

Net increase (decrease) in net assets resulting from operations	$551,568	$(1,085,969)	$1,303,417	$(1,409,173)

[1]	Represents the period of March 11, 2010 (commencement of operations) to October 31, 2010.

The accompanying notes are an integral part of these financial statements.
134  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily
	Natural Gas	Natural Gas	Direxion Daily	Direxion Daily
	Related Bull	Related Bear	Retail Bull	Retail Bear
	2X Shares[1]	2X Shares[1]	2X Shares[1]	2X Shares[1]

Investment income:
Dividend income (net of foreign withholding tax of $237, $-, $- and $-, respectively)	$5,450	$—	$9,306	$—
Interest income	439	758	460	862

Total Investment Income	5,889	758	9,766	862

Expenses:
Investment advisory fees	8,888	8,859	9,887	8,127
Professional fees	15,121	15,131	15,131	15,122
Transfer agent fees	4,059	4,059	4,066	4,054
Licensing fees	948	945	7,534	7,534
Custody fees	3,029	851	3,043	841
Pricing fees	2,625	2,625	2,625	2,625
Organization and offering fees	4,985	5,004	3,328	3,329
Exchange listing fees	1,507	1,507	1,507	1,507
Administration and accounting fees	988	686	1,064	630
Report to shareholders	224	234	235	225
Compliance fees	36	42	36	36
Trustees’ fees & expenses	26	27	27	25
Insurance fees	21	22	22	22
Interest expense	—	—	40	—
Other	1,056	1,056	1,056	1,055

Total expenses	43,513	41,048	49,601	45,132
Less: Reimbursement of expenses from Adviser	(32,254)	(29,826)	(37,037)	(34,838)

Net expenses	11,259	11,222	12,564	10,294

Net investment loss	(5,370)	(10,464)	(2,798)	(9,432)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(38,523)	—	699	—
Swaps	(25,883)	(239,504)	28,471	(333,543)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	(64,406)	(239,504)	29,170	(333,543)

Change in unrealized appreciation (depreciation) on:
Investment securities	136,211	—	240,671	—
Swaps	284,009	(342,536)	730,848	(602,829)

Change in unrealized appreciation (depreciation) on investment securities and swaps	420,220	(342,536)	971,519	(602,829)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	355,814	(582,040)	1,000,689	(936,372)

Net increase (decrease) in net assets resulting from operations	$350,444	$(592,504)	$997,891	$(945,804)

[1]	Represents the period of July 14, 2010 (commencement of operations) to October 31, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  135

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull	Mid Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $373, $-, $- and $-, respectively)	$3,510,496	$—	$523,136	$—
Interest income	55,067	234,590	8,423	15,549

Total Investment Income	3,565,563	234,590	531,559	15,549

Expenses:
Investment advisory fees	1,722,382	2,187,203	305,314	124,602
Professional fees	90,816	93,404	41,234	27,650
Transfer agent fees	22,527	25,232	13,883	12,764
Licensing fees	254,569	373,810	34,528	12,217
Custody fees	78,523	38,363	49,855	5,292
Pricing fees	10,000	10,000	10,000	10,000
Organization and offering fees	5,751	5,217	56	45
Exchange listing fees	16,633	10,915	2,564	5,060
Administration and accounting fees	142,844	174,653	33,579	9,672
Report to shareholders	39,122	51,016	6,787	3,095
Compliance fees	16,236	21,595	2,895	1,081
Trustees’ fees & expenses	6,748	8,608	1,179	457
Insurance fees	4,854	8,168	1,919	1,173
Excise tax	16,876	—	187,846	—
Interest expense	56,185	16,810	14,237	283
Other	2,263	7,873	769	2,128

Total expenses	2,486,329	3,032,867	706,645	215,519
Less: Reimbursement of expenses from Adviser	(231,585)	(245,600)	(117,830)	(57,407)

Net expenses	2,254,744	2,787,267	588,815	158,112

Net investment income (loss)	1,310,819	(2,552,677)	(57,256)	(142,563)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(5,801,710)	—	2,904,594	—
In-kind redemption	65,325,964	—	4,243,036	—
Swaps	1,960,580	(181,968,131)	2,024,591	(10,370,303)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	61,484,834	(181,968,131)	9,172,221	(10,370,303)

Change in unrealized appreciation (depreciation) on:
Investment securities	(38,965,721)	—	(3,142,361)	—
Swaps	67,381,888	(24,464,897)	14,353,690	(7,200,342)

Change in unrealized appreciation (depreciation) on investment securities and swaps	28,416,167	(24,464,897)	11,211,329	(7,200,342)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	89,901,001	(206,433,028)	20,383,550	(17,570,645)

Net increase (decrease) in net assets resulting from operations	$91,211,820	$(208,985,705)	$20,326,294	$(17,713,208)

The accompanying notes are an integral part of these financial statements.
136  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended October 31, 2010

	Direxion	Direxion	Direxion	Direxion
	Daily Small	Daily Small	Daily Developed	Daily Developed
	Cap Bull	Cap Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $-, $-, $28,993 and $-, respectively)	$3,196,887	$—	$396,320	$—
Interest income	124,062	489,052	6,691	12,474

Total Investment Income	3,320,949	489,052	403,011	12,474

Expenses:
Investment advisory fees	2,690,352	4,387,200	153,489	101,052
Professional fees	97,421	118,187	28,119	27,110
Transfer agent fees	28,746	46,781	12,939	12,662
Licensing fees	434,684	782,522	75,263	76,985
Custody fees	200,331	75,538	15,568	5,408
Pricing fees	10,000	10,000	10,000	10,000
Organization and offering fees	1,344	1,327	153	90
Exchange listing fees	4,758	6,738	4,617	4,621
Administration and accounting fees	230,875	344,066	15,233	7,868
Report to shareholders	53,351	94,319	3,855	3,216
Compliance fees	22,342	35,984	1,456	761
Trustees’ fees & expenses	9,695	15,416	597	339
Insurance fees	6,777	9,132	572	131
Excise tax	—	—	61,605	—
Interest expense	28,640	20,379	1,964	343
Other	6,079	70,917	710	2,405

Total expenses	3,825,395	6,018,506	386,140	252,991
Less: Reimbursement of expenses from Adviser	(388,976)	(441,007)	(128,151)	(124,650)

Net expenses	3,436,419	5,577,499	257,989	128,341

Net investment income (loss)	(115,470)	(5,088,447)	145,022	(115,867)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	518,312	—	641,134	—
In-kind redemption	67,655,659	—	—	—
Swaps	30,456,285	(350,015,348)	(355,948)	(8,382,258)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	98,630,256	(350,015,348)	285,186	(8,382,258)

Change in unrealized appreciation (depreciation) on:
Investment securities	(25,658,176)	—	645,498	—
Swaps	130,379,454	(284,085,194)	3,345,943	(3,910,481)

Change in unrealized appreciation (depreciation) on investment securities and swaps	104,721,278	(284,085,194)	3,991,441	(3,910,481)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	203,351,534	(634,100,542)	4,276,627	(12,292,739)

Net increase (decrease) in net assets resulting from operations	$203,236,064	$(639,188,989)	$4,421,649	$(12,408,606)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  137

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily	Direxion Daily
	Markets Bull	Markets Bear	China Bull	China Bear
	3X Shares	3X Shares	3X Shares[1]	3X Shares[1]

Investment income:
Dividend income (net of foreign withholding tax of $663,736, $-, $34,470 and $-, respectively)	$5,593,901	$—	$294,962	$—
Interest income	77,516	110,526	6,658	6,950

Total Investment Income	5,671,417	110,526	301,620	6,950

Expenses:
Investment advisory fees	2,669,278	1,083,079	184,336	63,919
Professional fees	120,557	68,781	23,395	21,391
Transfer agent fees	28,555	26,330	12,240	11,430
Licensing fees	367,911	164,810	20,192	7,191
Custody fees	85,686	22,539	12,553	4,683
Pricing fees	10,000	10,000	9,123	9,123
Organization and offering fees	3,458	3,273	4,446	4,446
Exchange listing fees	11,921	16,206	4,323	4,323
Administration and accounting fees	213,432	89,225	15,462	4,967
Report to shareholders	55,154	25,843	3,422	1,236
Compliance fees	23,901	9,981	1,322	493
Trustees’ fees & expenses	10,069	4,032	591	218
Insurance fees	4,012	1,919	97	81
Excise tax	—	—	—	—
Interest expense	37,084	4,102	2,437	535
Other	3,598	8,815	3,653	2,184

Total expenses	3,644,616	1,538,935	297,592	136,220
Less: Reimbursement of expenses from Adviser	(226,446)	(162,932)	(61,664)	(54,720)

Net expenses	3,418,170	1,376,003	235,928	81,500

Net investment income (loss)	2,253,247	(1,265,477)	65,692	(74,550)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,672,184	—	(1,980,668)	—
In-kind redemption	40,281,289	—	—	—
Swaps	71,646,246	(96,261,703)	(797,497)	(6,289,013)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	113,599,719	(96,261,703)	(2,778,165)	(6,289,013)

Change in unrealized appreciation (depreciation) on:
Investment securities	(4,496,378)	—	3,818,857	—
Swaps	89,934,932	(30,554,098)	10,585,470	(2,652,395)

Change in unrealized appreciation (depreciation) on investment securities and swaps	85,438,554	(30,554,098)	14,404,327	(2,652,395)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	199,038,273	(126,815,801)	11,626,162	(8,941,408)

Net increase (decrease) in net assets resulting from operations	$201,291,520	$(128,081,278)	$11,691,854	$(9,015,958)

[1]	Represents the period of December 3, 2009 (commencement of operations) to October 31, 2010.

The accompanying notes are an integral part of these financial statements.
138  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Latin America	Semiconductor	Semiconductor
	Bull 3X Shares[1]	Bear 3X Shares[1]	Bull 3X Shares[2]	Bear 3X Shares[2]

Investment income:
Dividend income (net of foreign withholding tax of $16,503, $-, $8,480 and $-, respectively)	$421,232	$—	$155,636	$—
Interest income	6,753	3,882	8,777	5,065

Total Investment Income	427,985	3,882	164,413	5,065

Expenses:
Investment advisory fees	178,145	40,455	163,480	39,658
Professional fees	38,405	15,876	37,690	15,803
Transfer agent fees	12,197	11,273	9,089	8,264
Licensing fees	90,633	23,442	21,432	5,050
Custody fees	8,616	4,344	9,047	4,209
Pricing fees	9,123	9,123	6,411	6,411
Organization and offering fees	4,447	4,447	5,147	5,017
Exchange listing fees	4,323	4,323	3,219	3,219
Administration and accounting fees	14,596	3,218	12,761	3,084
Report to shareholders	3,628	673	2,391	443
Compliance fees	1,293	329	829	238
Trustees’ fees & expenses	569	143	433	116
Insurance fees	93	77	83	57
Excise tax	770	—	—	—
Interest expense	2,777	263	665	694
Other	2,915	1,574	5,296	1,957

Total expenses	372,530	119,560	277,973	94,220
Less: Reimbursement of expenses from Adviser	(143,332)	(68,054)	(70,233)	(43,292)

Net expenses	229,198	51,506	207,740	50,928

Net investment income (loss)	198,787	(47,624)	(43,327)	(45,863)

Net Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investment securities	(898,870)	—	(1,139,267)	—
In-kind redemption	—	—	1,211,320	—
Swaps	(1,141,820)	(2,079,538)	(4,547,561)	(1,647,202)

Net realized loss on investments, in-kind redemptions, and swaps	(2,040,690)	(2,079,538)	(4,475,508)	(1,647,202)

Change in unrealized appreciation (depreciation) on:
Investment securities	2,999,509	—	85,658	—
Swaps	9,282,442	(1,411,378)	10,756,429	(1,881,639)

Change in unrealized appreciation (depreciation) on investment securities and swaps	12,281,951	(1,411,378)	10,842,087	(1,881,639)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	10,241,261	(3,490,916)	6,366,579	(3,528,841)

Net increase (decrease) in net assets resulting from operations	$10,440,048	$(3,538,540)	$6,323,252	$(3,574,704)

[1]	Represents the period of December 3, 2009 (commencement of operations) to October 31, 2010.
[2]	Represents the period of March 11, 2010 (commencement of operations) to October 31, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  139

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bull	Energy Bear	Financial Bull	Financial Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $649, $-, $10,739 and $-, respectively)	$2,819,077	$—	$15,178,581	$—
Interest income	69,020	37,884	353,637	826,388

Total Investment Income	2,888,097	37,884	15,532,218	826,388

Expenses:
Investment advisory fees	1,605,618	400,764	10,586,136	8,161,007
Professional fees	69,616	70,158	340,931	317,633
Transfer agent fees	22,111	21,885	77,449	61,376
Licensing fees	181,293	43,159	1,350,767	1,026,103
Custody fees	40,962	12,831	204,193	130,918
Pricing fees	10,000	10,000	10,000	10,000
Organization and offering fees	959	415	6,936	6,465
Exchange listing fees	4,647	4,553	27,885	39,716
Administration and accounting fees	129,760	35,397	828,485	639,163
Report to shareholders	38,052	11,706	208,077	223,332
Compliance fees	13,226	4,223	90,955	78,435
Trustees’ fees & expenses	5,819	1,615	38,998	31,449
Insurance fees	3,412	2,106	24,131	26,206
Interest expense	15,485	7,834	112,349	57,638
Other	4,160	729	16,803	33,634

Total expenses	2,145,120	627,375	13,924,095	10,843,075
Less: Reimbursement of expenses from Adviser	(95,853)	(96,100)	(402,641)	(376,722)

Net expenses	2,049,267	531,275	13,521,454	10,466,353

Net investment income (loss)	838,830	(493,391)	2,010,764	(9,639,965)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(24,112,329)	—	(26,941,676)	—
In-kind redemption	53,216,222	—	479,557,046	—
Swaps	19,668,990	(11,323,772)	(60,652,995)	(363,135,510)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	48,772,883	(11,323,772)	391,962,375	(363,135,510)

Change in unrealized appreciation (depreciation) on:
Investment securities	(17,201,271)	—	(341,492,254)	—
Swaps	54,403,023	(1,741,220)	163,098,615	(126,533,893)

Change in unrealized appreciation (depreciation) on investment securities and swaps	37,201,752	(1,741,220)	(178,393,639)	(126,533,893)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	85,974,635	(13,064,992)	213,568,736	(489,669,403)

Net increase (decrease) in net assets resulting from operations	$86,813,465	$(13,558,383)	$215,579,500	$(499,309,368)

The accompanying notes are an integral part of these financial statements.
140  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Technology Bull	Technology Bear	Real Estate Bull	Real Estate Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income	$1,067,162	$—	$3,907,714	$—
Interest income	52,379	38,029	35,709	65,689

Total Investment Income	1,119,541	38,029	3,943,423	65,689

Expenses:
Investment advisory fees	1,413,105	370,406	1,018,897	596,685
Professional fees	64,303	42,142	57,222	47,703
Transfer agent fees	20,898	21,824	18,322	23,265
Licensing fees	163,787	38,252	141,319	86,593
Custody fees	45,620	10,101	46,670	16,268
Pricing fees	10,000	10,000	10,000	10,000
Organization and offering fees	277	194	1,345	1,342
Exchange listing fees	4,638	4,640	4,504	4,524
Administration and accounting fees	112,972	28,828	82,334	46,319
Report to shareholders	28,237	10,431	19,923	14,063
Compliance fees	12,517	3,472	9,207	4,941
Trustees’ fees & expenses	5,275	1,383	3,916	2,161
Insurance fees	2,628	1,027	2,360	324
Excise tax	359,706	—	—	10,458
Interest expense	17,970	2,894	34,166	1,669
Other	2,860	3,571	729	11,179

Total expenses	2,264,793	549,165	1,450,914	877,494
Less: Reimbursement of expenses from Adviser	(97,188)	(77,090)	(126,145)	(109,566)

Net expenses	2,167,605	472,075	1,324,769	767,928

Net investment income (loss)	(1,048,064)	(434,046)	2,618,654	(702,239)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(6,303,167)	—	(4,694,091)	—
In-kind redemption	39,456,155	—	32,275,137	—
Swaps	34,377,554	(27,342,040)	42,526,394	(85,123,615)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	67,530,542	(27,342,040)	70,107,440	(85,123,615)

Change in unrealized appreciation (depreciation) on:
Investment securities	(14,098,592)	—	(2,375,683)	—
Swaps	40,930,518	(7,542,400)	49,733,829	(20,858,799)

Change in unrealized appreciation (depreciation) on investment securities and swaps	26,831,926	(7,542,400)	47,358,146	(20,858,799)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	94,362,468	(34,884,440)	117,465,586	(105,982,414)

Net increase (decrease) in net assets resulting from operations	$93,314,404	$(35,318,486)	$120,084,240	$(106,684,653)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  141

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	2-Year Treasury	2-Year Treasury	7-10 Year Treasury	7-10 Year Treasury
	Bull 3X Shares[1]	Bear 3X Shares[1]	Bull 3X Shares	Bear 3X Shares

Investment income:
Interest income	$13,285	$4,745	$240,477	$28,909

Expenses:
Investment advisory fees	20,806	40,627	85,967	265,864
Professional fees	17,142	16,106	32,513	41,566
Transfer agent fees	9,139	9,271	12,535	13,707
Licensing fees	39,167	39,167	49,407	49,406
Custody fees	2,591	2,877	6,257	7,069
Pricing fees	6,822	6,822	10,000	10,000
Organization and offering fees	4,567	4,567	229	237
Exchange listing fees	3,411	3,411	4,504	4,504
Administration and accounting fees	1,774	3,107	6,659	20,053
Report to shareholders	194	416	1,477	4,222
Compliance fees	172	301	666	2,009
Trustees’ fees & expenses	67	132	313	881
Insurance fees	55	61	226	378
Excise tax	—	—	—	799
Interest expense	—	—	354	246
Other	1,299	1,464	928	5,316

Total expenses	107,206	128,329	212,035	426,257
Less: Reimbursement of expenses from Adviser	(80,852)	(76,868)	(102,789)	(88,451)

Net expenses	26,354	51,461	109,246	337,806

Net investment income (loss)	(13,069)	(46,716)	131,231	(308,897)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	21,906	—	425,230	—
Swaps	2,009	(226,172)	2,825,949	(12,869,769)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	23,915	(226,172)	3,251,179	(12,869,769)

Change in unrealized appreciation (depreciation) on:
Investment securities	—	—	(34,270)	—
Swaps	154,865	(256,465)	(98,443)	(1,754,965)

Change in unrealized appreciation (depreciation) on investment securities and swaps	154,865	(256,465)	(132,713)	(1,754,965)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	178,780	(482,637)	3,118,466	(14,624,734)

Net increase (decrease) in net assets resulting from operations	$165,711	$(529,353)	$3,249,697	$(14,933,631)

[1]	Represents the period of February 25, 2010 (commencement of operations) to October 31, 2010.

The accompanying notes are an integral part of these financial statements.
142  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended October 31, 2010

	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury
	Bull 3X Shares	Bear 3X Shares

Investment income:
Interest income	$357,605	$122,816

Expenses:
Investment advisory fees	113,001	1,132,375
Professional fees	32,645	62,458
Transfer agent fees	12,710	19,188
Licensing fees	49,406	53,965
Custody fees	6,818	20,965
Pricing fees	10,000	10,000
Organization and offering fees	238	327
Exchange listing fees	4,504	4,504
Administration and accounting fees	8,305	84,172
Report to shareholders	2,304	20,614
Compliance fees	962	9,442
Trustees’ fees & expenses	407	4,018
Insurance fees	434	2,363
Interest expense	575	3,730
Other	856	13,706

Total expenses	243,165	1,441,827
Less: Reimbursement of expenses from Adviser	(99,456)	(3,755)

Net expenses	143,709	1,438,072

Net investment income (loss)	213,896	(1,315,256)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	487,676	—
Swaps	2,058,943	(76,723,985)

Net realized gain (loss) on investments, in-kind redemptions, and swaps	2,546,619	(76,723,985)

Change in unrealized appreciation (depreciation) on:
Investment securities	114,327	—
Swaps	(693,305)	8,950,192

Change in unrealized appreciation (depreciation) on investment securities and swaps	(578,978)	8,950,192

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	1,967,641	(67,773,793)

Net increase (decrease) in net assets resulting from operations	$2,181,537	$(69,089,049)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  143

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	2X Shares	2X Shares
	For the Period	For the Period	For the Period	For the Period
	March 11, 2010[1]	March 11, 2010[1]	March 11, 2010[1]	March 11, 2010[1]
	Through	Through	Through	Through
	October 31, 2010	October 31, 2010	October 31, 2010	October 31, 2010

Operations:
Net investment income (loss)	$29,137	$(21,799)	$(34,612)	$(19,399)
Net realized loss on investments, in-kind redemptions and swaps	(63,523)	(671,293)	(140,910)	(995,049)
Net unrealized appreciation (depreciation) on investment securities and swaps	585,954	(392,877)	1,478,939	(394,725)

Net increase (decrease) in net assets resulting from operations	551,568	(1,085,969)	1,303,417	(1,409,173)

Distribution to shareholders:
Net investment income	(33,358)	—	—	—

Total distributions	(33,358)	—	—	—

Capital share transactions:
Proceeds from shares sold	5,588,040	5,893,285	8,881,678	4,000,040
Cost of shares redeemed	(1,784,329)	(1,892,216)	—	—
Transaction fees	535	568	—	—

Net increase in net assets resulting from capital transactions	3,804,246	4,001,637	8,881,678	4,000,040

Total increase in net assets	4,322,456	2,915,668	10,185,095	2,590,867
Net assets:
Beginning of period	—	—	—	—

End of period	$4,322,456	$2,915,668	$10,185,095	$2,590,867

Accumulated undistributed net investment loss at end of period	$(1,667)	$—	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	150,001	150,001	200,001	100,001
Shares repurchased	(50,000)	(50,000)	—	—

Shares outstanding, end of period	100,001	100,001	200,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
144  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily
	Natural Gas	Natural Gas	Direxion Daily	Direxion Daily
	Related Bull	Related Bear	Retail Bull	Retail Bear
	2X Shares	2X Shares	2X Shares	2X Shares
	For the Period	For the Period	For the Period	For the Period
	July 14, 2010[1]	July 14, 2010[1]	July 14, 2010[1]	July 14, 2010[1]
	Through	Through	Through	Through
	October 31, 2010	October 31, 2010	October 31, 2010	October 31, 2010

Operations:
Net investment loss	$(5,370)	$(10,464)	$(2,798)	$(9,432)
Net realized gain (loss) on investments, in-kind redemptions and swaps	(64,406)	(239,504)	29,170	(333,543)
Net unrealized appreciation (depreciation) on investment securities and swaps	420,220	(342,536)	971,519	(602,829)

Net increase (decrease) in net assets resulting from operations	350,444	(592,504)	997,891	(945,804)

Distribution to shareholders:
Net investment income	—	—	(2,340)	—

Total distributions	—	—	(2,340)	—

Capital share transactions:
Proceeds from shares sold	4,000,040	4,000,040	4,000,040	4,000,040
Cost of shares redeemed	—	—	—	—
Transaction fees	—	—	—	—

Net increase in net assets resulting from capital transactions	4,000,040	4,000,040	4,000,040	4,000,040

Total increase in net assets	4,350,484	3,407,536	4,995,591	3,054,236
Net assets:
Beginning of period	—	—	—	—

End of period	$4,350,484	$3,407,536	$4,995,591	$3,054,236

Accumulated undistributed net investment loss at end of period	$(2,551)	$—	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,001	100,001	100,001	100,001
Shares repurchased	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  145

Statements of Changes in Net Assets

	Direxion Daily Large Cap		Direxion Daily Large Cap
	Bull 3X Shares		Bear 3X Shares
		For the Period		For the Period
		November 5, 2008[1]		November 5, 2008[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$1,310,819	$3,235,267	$(2,552,677)	$(2,094,735)
Net realized gain (loss) on investments, in-kind redemptions and swaps	61,484,834	77,213,253	(181,968,131)	(282,578,954)
Net unrealized appreciation (depreciation) on investment securities and swaps	28,416,167	43,826,663	(24,464,897)	(32,577,800)

Net increase (decrease) in net assets resulting from operations	91,211,820	124,275,183	(208,985,705)	(317,251,489)

Distribution to shareholders:
Net investment income	(1,449,889)	(3,209,344)	—	—
Net realized gains	(33,303,964)	—	—	—

Total distributions	(34,753,853)	(3,209,344)	—	—

Capital share transactions:
Proceeds from shares sold	395,622,023	867,221,785	308,450,587	987,766,533
Cost of shares redeemed	(440,517,489)	(797,330,979)	(176,532,841)	(309,882,111)
Transaction fees	128,130	477,307	77,081	311,183

Net increase (decrease) in net assets resulting from capital transactions	(44,767,336)	70,368,113	131,994,827	678,195,605

Total increase (decrease) in net assets	11,690,631	191,433,952	(76,990,878)	360,944,116
Net assets:
Beginning of period	191,458,965	25,013	360,969,128	25,012

End of period	$203,149,596	$191,458,965	$283,978,250	$360,969,128

Accumulated undistributed net investment loss at end of period	$(78,685)	$(60,186)	$(57,874)	$(60,107)

Changes in shares outstanding:
Shares outstanding, beginning of period	4,050,417	417	16,200,417	417
Shares sold	7,900,000	28,700,000	20,750,000	23,250,000
Shares repurchased	(8,500,000)	(24,650,000)	(11,100,000)	(7,050,000)

Shares outstanding, end of period	3,450,417	4,050,417	25,850,417	16,200,417

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
146  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap		Direxion Daily Mid Cap
	Bull 3X Shares[2]		Bear 3X Shares[3]
		For the Period		For the Period
		January 8, 2009[1]		January 8, 2009[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$(57,256)	$110,965	$(142,563)	$(71,551)
Net realized gain (loss) on investments, in-kind redemptions and swaps	9,172,221	9,095,743	(10,370,303)	(14,728,176)
Net unrealized appreciation (depreciation) on investment securities and swaps	11,211,329	4,773,562	(7,200,342)	303,301

Net increase (decrease) in net assets resulting from operations	20,326,294	13,980,270	(17,713,208)	(14,496,426)

Distribution to shareholders:
Net investment income	(150,743)	(93,752)	—	—
Net realized gains	(10,232,342)	—	—	—

Total distributions	(10,383,085)	(93,752)	—	—

Capital share transactions:
Proceeds from shares sold	23,418,255	27,501,265	22,939,084	30,890,712
Cost of shares redeemed	(24,953,806)	(7,791,714)	(3,430,940)	(1,942)
Transaction fees	7,563	9,000	1,317	3,700

Net increase (decrease) in net assets resulting from capital transactions	(1,527,988)	19,718,551	19,509,461	30,892,470

Total increase in net assets	8,415,221	33,605,069	1,796,253	16,396,044
Net assets:
Beginning of period	33,605,069	—	16,396,044	—

End of period	$42,020,290	$33,605,069	$18,192,297	$16,396,044

Accumulated undistributed net investment income at end of period	$50,167	$5,935	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	1,200,000	—	474,970	—
Shares sold	600,000	1,650,000	1,200,000	475,000
Shares repurchased	(700,000)	(450,000)	(200,000)	(30)

Shares outstanding, end of period	1,100,000	1,200,000	1,474,970	474,970

[1]	Commencement of Investment Operations.
[2]	On May 5, 2010, the Fund had a 3:1 forward stock split. Share amounts for the period prior to May 5, 2010 has been adjusted to give effect to 3:1 forward stock split.
[3]	On June 25, 2009, the Fund had a 1:2 reverse stock split. Share amounts for the period prior to June 25, 2009 has been adjusted to give effect to 1:2 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  147

Statements of Changes in Net Assets

	Direxion Daily Small Cap		Direxion Daily Small Cap
	Bull 3X Shares		Bear 3X Shares[2]
		For the Period		For the Period
		November 5, 2008[1]		November 5, 2008[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$(115,470)	$988,886	$(5,088,447)	$(1,716,136)
Net realized gain (loss) on investments, in-kind redemptions and swaps	98,630,256	95,705,306	(350,015,348)	(281,649,386)
Net unrealized appreciation (depreciation) on investment securities and swaps	104,721,278	1,023,200	(284,085,194)	43,368,612

Net increase (decrease) in net assets resulting from operations	203,236,064	97,717,392	(639,188,989)	(239,996,910)

Distribution to shareholders:
Net investment income	(403,302)	(994,078)	—	—
Net realized gains	(35,000,028)	—	—	—

Total distributions	(35,403,330)	(994,078)	—	—

Capital share transactions:
Proceeds from shares sold	775,026,917	784,439,396	2,230,603,381	1,044,779,097
Cost of shares redeemed	(751,960,602)	(599,781,527)	(1,181,911,414)	(327,219,914)
Transaction fees	232,847	357,266	437,816	281,045

Net increase in net assets resulting from capital transactions	23,299,162	185,015,135	1,049,129,783	717,840,228

Total increase in net assets	191,131,896	281,738,449	409,940,794	477,843,318
Net assets:
Beginning of period	281,739,449	1,000	477,844,318	1,000

End of period	$472,871,345	$281,739,449	$887,785,112	$477,844,318

Accumulated undistributed net investment income (loss) at end of period	$9,243	$28,680	$(25,357)	$(25,966)

Changes in shares outstanding:
Shares outstanding, beginning of period	7,800,017	17	6,690,003	3
Shares sold	17,600,000	28,650,000	66,180,000	8,980,000
Shares repurchased	(16,450,000)	(20,850,000)	(33,530,623)	(2,290,000)

Shares outstanding, end of period	8,950,017	7,800,017	39,339,380	6,690,003

[1]	Commencement of Investment Operations.
[2]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Share amounts for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
148  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Developed Markets		Direxion Daily Developed Markets
	Bull 3X Shares		Bear 3X Shares
		For the Period		For the Period
		December 17, 2008[1]		December 17, 2008[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$145,022	$130,722	$(115,867)	$(45,993)
Net realized gain (loss) on investments, in-kind redemptions and swaps	285,186	2,998,994	(8,382,258)	(6,422,615)
Net unrealized appreciation (depreciation) on investment securities and swaps	3,991,441	3,360,896	(3,910,481)	113,097

Net increase (decrease) in net assets resulting from operations	4,421,649	6,490,612	(12,408,606)	(6,355,511)

Distribution to shareholders:
Net investment income	(248,018)	(140,353)	—	—
Net realized gains	(4,477,640)	—	—	—

Total distributions	(4,725,658)	(140,353)	—	—

Capital share transactions:
Proceeds from shares sold	19,762,495	12,512,965	24,436,435	11,996,219
Cost of shares redeemed	(15,472,332)	—	(1,098,136)	(1,076,007)
Transaction fees	5,347	1,960	329	800

Net increase in net assets resulting from capital transactions	4,295,510	12,514,925	23,338,628	10,921,012

Total increase in net assets	3,991,501	18,865,184	10,930,022	4,565,501
Net assets:
Beginning of period	18,865,184	—	4,565,501	—

End of period	$22,856,685	$18,865,184	$15,495,523	$4,565,501

Accumulated undistributed net investment loss at end of period	$(190,417)	$(2,476)	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	250,000	—	250,000	—
Shares sold	350,000	250,000	1,500,000	300,000
Shares repurchased	(250,000)	—	(100,000)	(50,000)

Shares outstanding, end of period	350,000	250,000	1,650,000	250,000

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  149

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets		Direxion Daily Emerging Markets
	Bull 3X Shares[2]		Bear 3X Shares[3]
		For the Period		For the Period
		December 17, 2008[1]		December 17, 2008[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$2,253,247	$1,210,762	$(1,265,477)	$(304,405)
Net realized gain (loss) on investments, in-kind redemptions and swaps	113,599,719	68,874,293	(96,261,703)	(70,280,534)
Net unrealized appreciation (depreciation) on investment securities and swaps	85,438,554	15,768,890	(30,554,098)	2,713,659

Net increase (decrease) in net assets resulting from operations	201,291,520	85,853,945	(128,081,278)	(67,871,280)

Distribution to shareholders:
Net investment income	(2,284,172)	(1,205,849)	—	—
Net realized gains	(46,454,177)	—	—	—

Total distributions	(48,738,349)	(1,205,849)	—	—

Capital share transactions:
Proceeds from shares sold	606,619,686	300,899,538	367,657,213	186,271,079
Cost of shares redeemed	(640,900,937)	(150,486,351)	(215,918,259)	(14,756,132)
Transaction fees	237,924	89,490	93,478	19,675

Net increase (decrease) in net assets resulting from capital transactions	(34,043,327)	150,502,677	151,832,432	171,534,622

Total increase in net assets	118,509,844	235,150,773	23,751,154	103,663,342
Net assets:
Beginning of period	235,150,773	—	103,663,342	—

End of period	$353,660,617	$235,150,773	$127,414,496	$103,663,342

Accumulated undistributed net investment loss at end of period	$(1,594,351)	$—	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	8,000,000	—	1,415,000	—
Shares sold	21,700,000	13,400,000	8,685,000	1,550,000
Shares repurchased	(20,250,000)	(5,400,000)	(4,810,282)	(135,000)

Shares outstanding, end of period	9,450,000	8,000,000	5,289,718	1,415,000

[1]	Commencement of Investment Operations.
[2]	On May 5, 2010, the Fund had a 4:1 forward stock split. Share amounts for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[3]	On March 4, 2010, the Fund had a 1:10 reverse stock split. Share amounts for the period prior to March 4, 2010 has been adjusted to give effect to 1:10 reverse stock split.

The accompanying notes are an integral part of these financial statements.
150  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	China Bull	China Bear	Latin America Bull	Latin America Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	December 3, 2009[1]	December 3, 2009[1]	December 3, 2009[1]	December 3, 2009[1]
	Through	Through	Through	Through
	October 31, 2010	October 31, 2010	October 31, 2010	October 31, 2010

Operations:
Net investment income (loss)	$65,692	$(74,550)	$198,787	$(47,624)
Net realized loss on investments, in-kind redemptions and swaps	(2,778,165)	(6,289,013)	(2,040,690)	(2,079,538)
Net unrealized appreciation (depreciation) on investment securities and swaps	14,404,327	(2,652,395)	12,281,951	(1,411,378)

Net increase (decrease) in net assets resulting from operations	11,691,854	(9,015,958)	10,440,048	(3,538,540)

Distribution to shareholders:
Net investment income	(119,997)	—	(211,518)	—

Total distributions	(119,997)	—	(211,518)	—

Capital share transactions:
Proceeds from shares sold	56,877,305	17,358,743	43,430,542	11,591,340
Cost of shares redeemed	(15,989,078)	(1,556,222)	(17,855,296)	(3,928,789)
Transaction fees	6,364	467	6,777	1,179

Net increase in net assets resulting from capital transactions	40,894,591	15,802,988	25,582,023	7,663,730

Total increase in net assets	52,466,448	6,787,030	35,810,553	4,125,190
Net assets:
Beginning of period	—	—	—	—

End of period	$52,466,448	$6,787,030	$35,810,553	$4,125,190

Accumulated undistributed net investment income at end of period	$—	$—	$2,073	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	1,400,001	450,001	1,450,001	350,001
Shares repurchased	(400,000)	(50,000)	(550,000)	(150,000)

Shares outstanding, end of period	1,000,001	400,001	900,001	200,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  151

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily
	Semiconductor	Semiconductor
	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period
	March 11, 2010[1]	March 11, 2010[1]
	Through	Through
	October 31, 2010	October 31, 2010

Operations:
Net investment income loss	$(43,327)	$(45,863)
Net realized loss on investments, in-kind redemptions and swaps	(4,475,508)	(1,647,202)
Net unrealized appreciation (depreciation) on investment securities and swaps	10,842,087	(1,881,639)

Net increase (decrease) in net assets resulting from operations	6,323,252	(3,574,704)

Distribution to shareholders:
Net investment income	(15,420)	—

Total distributions	(15,420)	—

Capital share transactions:
Proceeds from shares sold	71,107,169	23,297,187
Cost of shares redeemed	(15,565,286)	(10,506,208)
Transaction fees	3,113	3,152

Net increase in net assets resulting from capital transactions	55,544,996	12,794,131

Total increase in net assets	61,852,828	9,219,427
Net assets:
Beginning of period	—	—

End of period	$61,852,828	$9,219,427

Accumulated undistributed net investment income (loss) at end of period	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	2,150,001	700,001
Shares repurchased	(500,000)	(300,000)

Shares outstanding, end of period	1,650,001	400,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
152  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy		Direxion Daily Energy
	Bull 3X Shares		Bear 3X Shares[2]
		For the Period		For the Period
		November 6, 2008[1]		November 6, 2008[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$838,830	$1,028,868	$(493,391)	$(337,478)
Net realized gain (loss) on investments, in-kind redemptions and swaps	48,772,883	61,109,305	(11,323,772)	(29,158,729)
Net unrealized appreciation (depreciation) on investment securities and swaps	37,201,752	16,525,903	(1,741,220)	(203,722)

Net increase (decrease) in net assets resulting from operations	86,813,465	78,664,076	(13,558,383)	(29,699,929)

Distribution to shareholders:
Net investment income	(1,115,735)	(1,076,389)	—	—
Net realized gains	(16,455,661)	—	—	—

Total distributions	(17,571,396)	(1,076,389)	—	—

Capital share transactions:
Proceeds from shares sold	723,317,328	498,615,687	226,085,193	232,707,689
Cost of shares redeemed	(715,917,648)	(442,530,910)	(219,391,034)	(131,769,705)
Transaction fees	188,792	243,369	87,939	99,534

Net increase in net assets resulting from capital transactions	7,588,472	56,328,146	6,782,098	101,037,518

Total increase (decrease) in net assets	76,830,541	133,915,833	(6,776,285)	71,337,589
Net assets:
Beginning of period	133,916,833	1,000	71,338,589	1,000

End of period	$210,747,374	$133,916,833	$64,562,304	$71,338,589

Accumulated undistributed net investment loss at end of period	$(27,131)	$(11,002)	$(5,893)	$(5,927)

Changes in shares outstanding:
Shares outstanding, beginning of period	3,200,017	17	1,130,003	3
Shares sold	23,050,000	16,800,000	4,740,000	2,250,000
Shares repurchased	(20,750,000)	(13,600,000)	(4,090,066)	(1,120,000)

Shares outstanding, end of period	5,500,017	3,200,017	1,779,937	1,130,003

[1]	Commencement of Investment Operations.
[2]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Share amounts for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  153

Statements of Changes in Net Assets

	Direxion Daily Financial		Direxion Daily Financial
	Bull 3X Shares[2,3]		Bear 3X Shares[4]
	For the Period	For the Period		For the Period
	November 1, 2009	November 6, 2008[1]		November 6, 2008[1]
	Through	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$2,010,764	$7,292,177	$(9,639,965)	$(6,705,676)
Net realized gain (loss) on investments, in-kind redemptions and swaps	391,962,375	1,221,954,536	(363,135,510)	(2,248,245,190)
Net unrealized appreciation (depreciation) on investment securities and swaps	(178,393,639)	194,814,379	(126,533,893)	90,101,800

Net increase (decrease) in net assets resulting from operations	215,579,500	1,424,061,092	(499,309,368)	(2,164,849,066)

Distribution to shareholders:
Net investment income	(2,362,621)	(7,324,266)	—	—

Total distributions	(2,362,621)	(7,324,266)	—	—

Capital share transactions:
Proceeds from shares sold	6,639,470,846	7,265,760,714	4,643,484,097	7,320,425,308
Cost of shares redeemed	(6,473,253,365)	(7,371,473,562)	(4,161,965,824)	(3,941,893,925)
Transaction fees	1,787,670	3,169,526	1,373,522	2,356,133

Net increase (decrease) in net assets resulting from capital transactions	168,005,151	(102,543,322)	482,891,795	3,380,887,516

Total increase (decrease) in net assets	381,222,030	1,314,193,504	(16,417,573)	1,216,038,450
Net assets:
Beginning of period	1,314,218,517	25,013	1,216,063,462	25,012

End of period	$1,695,440,547	$1,314,218,517	$1,199,645,889	$1,216,063,462

Accumulated undistributed net investment income (loss) at end of period	$33,878	$137,689	$(37,917)	$(37,366)

Changes in shares outstanding:
Shares outstanding, beginning of period	58,496,804	252	52,972,694	42
Shares sold	283,900,000	500,970,002	310,050,000	127,410,000
Shares repurchased	(265,950,000)	(442,473,450)	(267,900,000)	(74,437,348)

Shares outstanding, end of period	76,446,804	58,496,804	95,122,694	52,972,694

[1]	Commencement of Investment Operations.
[2]	On May 5, 2010, the Fund had a 3:1 forward stock split. Share amounts for the period prior to May 5, 2010 has been adjusted to give effect to 3:1 forward stock split.
[3]	On July 9, 2009, the Fund had a 1:5 reverse stock split. Share amounts for the period prior to July 9, 2009 has been adjusted to give effect to 1:5 reverse stock split.
[4]	On July 9, 2009, the Fund had a 1:10 reverse stock split. Share amounts for the period prior to July 9, 2009 has been adjusted to give effect to 1:10 reverse stock split.

The accompanying notes are an integral part of these financial statements.
154  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology		Direxion Daily Technology
	Bull 3X Shares[2]		Bear 3X Shares[3]
		For the Period		For the Period
		December 17, 2008[1]		December 17, 2008[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$(1,048,064)	$(121,092)	$(434,046)	$(174,688)
Net realized gain (loss) on investments, in-kind redemptions and swaps	67,530,542	43,257,188	(27,342,040)	(25,781,098)
Net unrealized appreciation (depreciation) on investment securities and swaps	26,831,926	22,195,036	(7,542,400)	(4,378,416)

Net increase (decrease) in net assets resulting from operations	93,314,404	65,331,132	(35,318,486)	(30,334,202)

Distribution to shareholders:
Net investment income	—	(33,303)	—	—
Net realized gains	(30,771,618)	—	—	—

Total distributions	(30,771,618)	(33,303)	—	—

Capital share transactions:
Proceeds from shares sold	227,318,906	120,301,462	86,525,273	79,967,011
Cost of shares redeemed	(206,993,382)	(71,572,992)	(39,167,824)	(8,169,715)
Transaction fees	60,916	38,600	14,861	14,500

Net increase in net assets resulting from capital transactions	20,386,440	48,767,070	47,372,310	71,811,796

Total increase in net assets	82,929,226	114,064,899	12,053,824	41,477,594
Net assets:
Beginning of period	114,064,899	—	41,477,594	—

End of period	$196,994,125	$114,064,899	$53,531,418	$41,477,594

Accumulated undistributed net investment loss at end of period	$—	$—	$(1,894)	$(1,843)

Changes in shares outstanding:
Shares outstanding, beginning of period	3,400,000	—	660,000	—
Shares sold	7,200,000	6,400,000	2,220,000	680,000
Shares repurchased	(5,700,000)	(3,000,000)	(970,071)	(20,000)

Shares outstanding, end of period	4,900,000	3,400,000	1,909,929	660,000

[1]	Commencement of Investment Operations.
[2]	On May 5, 2010, the Fund had a 4:1 forward stock split. Share amounts for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[3]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Share amounts for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  155

Statements of Changes in Net Assets

	Direxion Daily Real Estate		Direxion Daily Real Estate
	Bull 3X Shares[2]		Bear 3X Shares[3]
		For the Period		For the Period
		July 16, 2009[1]		July 16, 2009[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$2,618,654	$478,181	$(702,239)	$(52,240)
Net realized gain (loss) on investments, in-kind redemptions and swaps	70,107,440	2,206,293	(85,123,615)	(7,744,988)
Net unrealized appreciation (depreciation) on investment securities and swaps	47,358,146	(2,849,556)	(20,858,799)	3,854,172

Net increase (decrease) in net assets resulting from operations	120,084,240	(165,082)	(106,684,653)	(3,943,056)

Distribution to shareholders:
Net investment income	(2,157,862)	(113,010)	—	—
Net realized gains	(8,500,005)	—	(396,923)	—

Total distributions	(10,657,867)	(113,010)	(396,923)	—

Capital share transactions:
Proceeds from shares sold	379,119,014	158,888,295	289,304,870	62,823,181
Cost of shares redeemed	(485,037,688)	(51,507,797)	(150,828,918)	(11,467,201)
Transaction fees	168,528	15,400	60,045	3,400

Net increase (decrease) in net assets resulting from capital transactions	(105,750,146)	107,395,898	138,535,997	51,359,380

Total increase in net assets	3,676,227	107,117,806	31,454,421	47,416,324
Net assets:
Beginning of period	107,117,806	—	47,416,324	—

End of period	$110,794,033	$107,117,806	$78,870,745	$47,416,324

Accumulated undistributed net investment income at end of period	$41,094	$154,580	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	4,000,000	—	450,000	—
Shares sold	9,800,000	5,800,000	6,880,000	550,000
Shares repurchased	(11,750,000)	(1,800,000)	(3,460,109)	(100,000)

Shares outstanding, end of period	2,050,000	4,000,000	3,869,891	450,000

[1]	Commencement of Investment Operations.
[2]	On May 5, 2010, the Fund had a 4:1 forward stock split. Per share amounts for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[3]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share amounts for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
156  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily
	2-Year	2-Year
	Treasury Bull	Treasury Bear
	3X Shares	3X Shares
	For the Period	For the Period
	February 25, 2010[1]	February 25, 2010[1]
	Through	Through
	October 31, 2010	October 31, 2010

Operations:
Net investment loss	$(13,069)	$(46,716)
Net realized gain (loss) on investments, in-kind redemptions and swaps	23,915	(226,172)
Net unrealized appreciation (depreciation) on investment securities and swaps	154,865	(256,465)

Net increase (decrease) in net assets resulting from operations	165,711	(529,353)

Capital share transactions:
Proceeds from shares sold	4,000,040	10,014,726
Cost of shares redeemed	—	(3,814,088)
Transaction fees	—	1,144

Net increase in net assets resulting from capital transactions	4,000,040	6,201,782

Total increase in net assets	4,165,751	5,672,429
Net assets:
Beginning of period	—	—

End of period	$4,165,751	$5,672,429

Accumulated undistributed net investment income at end of period	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	100,001	250,001
Shares repurchased	—	(100,000)

Shares outstanding, end of period	100,001	150,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  157

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury		Direxion Daily 7-10 Year Treasury
	Bull 3X Shares		Bear 3X Shares
		For the Period		For the Period
		April 16, 2009[1]		April 16, 2009[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$131,231	$58,737	$(308,897)	$(42,776)
Net realized gain (loss) on investments, in-kind redemptions and swaps	3,251,179	(987,242)	(12,869,769)	697,246
Net unrealized appreciation (depreciation) on investment securities and swaps	(132,713)	212,152	(1,754,965)	(661,160)

Net increase (decrease) in net assets resulting from operations	3,249,697	(716,353)	(14,933,631)	(6,690)

Distribution to shareholders:
Net investment income	(164,381)	(43,434)	—	—
Net realized gains	—	—	(1,628,354)	—

Total distributions	(164,381)	(43,434)	(1,628,354)	—

Capital share transactions:
Proceeds from shares sold	35,247,615	11,008,125	61,397,107	19,216,426
Cost of shares redeemed	(42,066,032)	—	(4,481,707)	—
Transaction fees	14,124	—	1,345	—

Net increase (decrease) in net assets resulting from capital transactions	(6,804,293)	11,008,125	56,916,745	19,216,426

Total increase (decrease) in net assets	(3,718,977)	10,248,338	40,354,760	19,209,736
Net assets:
Beginning of period	10,248,338	—	19,209,736	—

End of period	$6,529,361	$10,248,338	$59,564,496	$19,209,736

Accumulated undistributed net investment income at end of period	$—	$21,027	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	200,000	—	300,000	—
Shares sold	600,000	200,000	1,250,000	300,000
Shares repurchased	(700,000)	—	(100,000)	—

Shares outstanding, end of period	100,000	200,000	1,450,000	300,000

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
158  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury		Direxion Daily 20+ Year Treasury
	Bull 3X Shares		Bear 3X Shares
		For the Period		For the Period
		April 16, 2009[1]		April 16, 2009[1]
	Year Ended	Through	Year Ended	Through
	October 31, 2010	October 31, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment income (loss)	$213,896	$164,668	$(1,315,256)	$(275,269)
Net realized gain (loss) on investments, in-kind redemptions and swaps	2,546,619	717,344	(76,723,985)	(10,217,683)
Net unrealized appreciation (depreciation) on investment securities and swaps	(578,978)	(304,325)	8,950,192	(1,573,476)

Net increase (decrease) in net assets resulting from operations	2,181,537	577,687	(69,089,049)	(12,066,428)

Distribution to shareholders:
Net investment income	(277,254)	(117,943)	—	—
Net realized gains	(1,258,956)	—	(10,152,925)	—
Return of capital	—	—	(502,690)	—

Total distributions	(1,536,210)	(117,943)	(10,655,615)	—

Capital share transactions:
Proceeds from shares sold	44,892,600	21,102,938	288,449,055	109,533,876
Cost of shares redeemed	(43,208,675)	(8,798,298)	(77,156,388)	(6,626,096)
Transaction fees	16,735	3,700	30,663	10,200

Net increase in net assets resulting from capital transactions	1,700,660	12,308,340	211,323,330	102,917,980

Total increase in net assets	2,345,987	12,768,084	131,578,666	90,851,552
Net assets:
Beginning of period	12,768,084	—	90,851,552	—

End of period	$15,114,071	$12,768,084	$222,430,218	$90,851,552

Accumulated undistributed net investment income at end of period	$—	$38,135	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	300,000	—	1,400,000	—
Shares sold	1,100,000	500,000	6,100,000	1,500,000
Shares repurchased	(1,050,000)	(200,000)	(1,700,000)	(100,000)

Shares outstanding, end of period	350,000	300,000	5,800,000	1,400,000

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  159

Financial Highlights
October 31, 2010

												RATIOS TO AVERAGE NET ASSETS
				Net Realized	Net Increase									Net			Net
	Net Asset	Net	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,			Investment			Investment
	Value,	Investment	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of			Income (Loss)			Income (Loss)	Portfolio
	Beginning	Income	Income	Gain (Loss)	Value resulting	Investment	Realized	Total	End of	Total	Period	Net	Total	After Expense	Net	Total	After Expense	Turnover
	of Period	(Loss)[2,3]	(Loss)[2,4]	on Investments	from Operations	Income	Capital Gains	Distributions	Period	Return[5]	(000’s ommited)	Expenses[3]	Expenses[3]	Reimbursement[3]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[7]

Direxion Daily BRIC Bull 2X Shares
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	$0.23	$0.23	$3.24	$3.47	$(0.25)	$—	$(0.25)	$43.22	8.80%	$4,322	0.95%[6]	2.77%[6]	1.01%[6]	0.95%[6]	2.77%[6]	1.01%[6]	63%
Direxion Daily BRIC Bear 2X Shares
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.22)	(0.22)	(10.62)	(10.84)	—	—	—	$29.16	(27.10)%	2,916	0.96%[6]	2.84%[6]	(0.87)%[6]	0.95%[6]	2.83%[6]	(0.86)%[6]	0%
Direxion Daily India Bull 2X Shares
For the Period March 11, 2010[1]Through October 31, 2010	$40.00	(0.24)	(0.23)	11.17[8]	10.93	—	—	—	$50.93	27.33%	10,185	0.96%[6]	2.11%[6]	(0.86)%[6]	0.95%[6]	2.10%[6]	(0.86)%[6]	0%
Direxion Daily India Bear 2X Shares
For the Period March 11, 2010[1]Through October 31, 2010	$40.00	(0.19)	(0.19)	(13.90)	(14.09)	—	—	—	$25.91	(35.23)%	2,591	0.95%[6]	2.85%[6]	(0.86)%[6]	0.95%[6]	2.85%[6]	(0.86)%[6]	0%
Direxion Daily Natural Gas Related Bull 2X Shares
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	$43.50	8.75%	4,350	0.95%[6]	3.67%[6]	(0.45)%[6]	0.95%[6]	3.67%[6]	(0.45)%[6]	30%
Direxion Daily Natural Gas Related Bear 2X Shares
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.10)	(0.10)	(5.82)	(5.92)	—	—	—	$34.08	(14.80)%	3,408	0.95%[6]	3.48%[6]	(0.89)%[6]	0.95%[6]	3.48%[6]	(0.89)%[6]	0%
Direxion Daily Retail Bull 2X Shares
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.03)	(0.03)	10.01	9.98	(0.02)	—	(0.02)	$49.96	24.96%	4,996	0.95%[6]	3.76%[6]	(0.21)%[6]	0.95%[6]	3.76%[6]	(0.21)%[6]	1%
Direxion Daily Retail Bear 2X Shares
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.09)	(0.09)	(9.37)	(9.46)	—	—	—	$30.54	(23.65)%	3,054	0.95%[6]	4.17%[6]	(0.87)%[6]	0.95%[6]	4.17%[6]	(0.87)%[6]	0%
Direxion Daily Large Cap Bull 3X Shares
Year Ended October 31, 2010	$47.27	0.29	0.31	19.47	19.76	(0.35)	(7.80)	(8.15)	$58.88	45.15%	203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.39	0.39	(12.74)[8]	(12.35)	(0.38)	—	(0.38)	$47.27	(20.35)%	191,459	0.95%[6]	1.15%[6]	1.27%[6]	0.95%[6]	1.15%[6]	1.27%[6]	368%
Direxion Daily Large Cap Bear 3X Shares
Year Ended October 31, 2010	$22.28	(0.13)	(0.13)	(11.16)	(11.29)	—	—	—	$10.99	(50.67)%	283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	(0.26)	(0.26)	(37.46)	(37.72)	—	—	—	$22.28	(62.87)%	360,969	0.95%[6]	1.10%[6]	(0.85)%[6]	0.95%[6]	1.10%[6]	(0.85)%[6]	0%
Direxion Daily Mid Cap Bull 3X Shares[9]
Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	(8.57)	$38.20	78.65%	42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[1] Through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	(0.09)	$28.00	40.65%	33,605	0.95%[6]	1.37%[6]	0.64%[6]	0.95%[6]	1.37%[6]	0.64%[6]	180%
Direxion Daily Mid Cap Bear 3X Shares[10]
Year Ended October 31, 2010	$34.52	(0.16)	(0.16)	(22.03)	(22.19)	—	—	—	$12.33	(64.28)%	18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[1] Through October 31, 2009	$120.00	(0.34)	(0.34)	(85.14)	(85.48)	—	—	—	$34.52	(71.23)%	16,396	0.95%[6]	1.60%[6]	(0.85)%[6]	0.95%[6]	1.60%[6]	(0.85)%[6]	0%
Direxion Daily Small Cap Bull 3X Shares
Year Ended October 31, 2010	$36.12	(0.01)	(0.01)	21.50	21.49	(0.11)	(4.67)	(4.78)	$52.83	65.88%	472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.13	0.13	(23.86)[8]	(23.73)	(0.15)	—	(0.15)	$36.12	(39.50)%	281,739	0.95%[6]	1.13%[6]	0.50%[6]	0.95%[6]	1.13%[6]	0.50%[6]	303%
Direxion Daily Small Cap Bear 3X Shares[11]
Year Ended October 31, 2010	$71.45	(0.30)	(0.30)	(48.58)	(48.88)	—	—	—	$22.57	(68.41)%	887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$300.00	(0.70)	(0.70)	(227.85)	(228.55)	—	—	—	$71.45	(76.18)%	477,844	0.95%[6]	1.09%[6]	(0.86)%[6]	0.95%[6]	1.09%[6]	(0.86)%[6]	0%
Direxion Daily Developed Markets Bull 3X Shares
Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	(16.98)	$65.30	10.27%	22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%	85%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	(0.60)	$75.46	27.15%	18,865	0.95%[6]	2.11%[6]	1.37%[6]	0.95%[6]	2.11%[6]	1.37%[6]	100%
Direxion Daily Developed Markets Bear 3X Shares
Year Ended October 31, 2010	$18.26	(0.12)	(0.12)	(8.75)	(8.87)	—	—	—	$9.39	(48.58)%	15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.27)	(0.27)	(41.47)	(41.74)	—	—	—	$18.26	(69.57)%	4,566	0.95%[6]	2.91%[6]	(0.84)%[6]	0.95%[6]	2.91%[6]	(0.84)%[6]	0%
Direxion Daily Emerging Markets Bull 3X Shares[12]
Year Ended October 31, 2010	$29.40	0.19	0.19	13.62	13.81	(0.19)	(5.60)	(5.79)	$37.42	50.97%	353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%	148%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	0.25	0.25	14.32	14.57	(0.17)	—	(0.17)	$29.40	97.28%	235,151	0.95%[6]	1.05%[6]	1.28%[6]	0.95%[6]	1.05%[6]	1.28%[6]	160%
Direxion Daily Emerging Markets Bear 3X Shares[13]
Year Ended October 31, 2010	$73.30	(0.37)	(0.37)	(48.84)	(49.21)	—	—	—	$24.09	(67.14)%	127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$600.00	(0.68)	(0.68)	(526.02)	(526.70)	—	—	—	$73.30	(87.78)	103,663	0.95%[6]	1.24%[6]	(0.87)%[6]	0.95%[6]	1.24%[6]	(0.87)%[6]	0%
Direxion Daily China Bull 3X Shares
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	(0.14)	$52.47	31.71%	52,466	0.96%[6]	1.21%[6]	0.27%[6]	0.95%[6]	1.20%[6]	0.28%[6]	131%
Direxion Daily China Bear 3X Shares
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.25)	(0.25)	(22.78)	(23.03)	—	—	—	$16.97	(57.58)%	6,787	0.96%[6]	1.60%[6]	(0.88)%[6]	0.95%[6]	1.59%[6]	(0.87)%[6]	0%

The accompanying notes are an integral part of these financial statements.

160  DIREXION ANNUAL REPORT

Financial Highlights
October 31, 2010

												RATIOS TO AVERAGE NET ASSETS
				Net Realized	Net Increase									Net			Net
	Net Asset	Net	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,			Investment			Investment
	Value,	Investment	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of			Income (Loss)			Income (Loss)	Portfolio
	Beginning	Income	Income	Gain (Loss)	Value resulting	Investment	Realized	Total	End of	Total	Period	Net	Total	After Expense	Net	Total	After Expense	Turnover
	of Period	(Loss)[2,3]	(Loss)[2,4]	on Investments	from Operations	Income	Capital Gains	Distributions	Period	Return[5]	(000’s ommited)	Expenses[3]	Expenses[3]	Reimbursement[3]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[7]

Direxion Daily Latin America Bull 3X Shares
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.23	0.23	(0.24)[8]	(0.01)	(0.20)	—	(0.20)	$39.79	0.15%	35,811	0.97%[6]	1.57%[6]	0.83%[6]	0.95%[6]	1.55%[6]	0.85%[6]	54%
Direxion Daily Latin America Bear 3X Shares
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.30)	(0.29)	(19.07)	(19.37)	—	—	—	$20.63	(48.43)%	4,125	0.95%[6]	2.21%[6]	(0.88)%[6]	0.95%[6]	2.21%[6]	(0.88)%[6]	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)[8]	(2.50)	(0.01)	—	(0.01)	$37.49	(6.25)%	61,853	0.95%[6]	1.27%[6]	(0.20)%[6]	0.95%[6]	1.27%[6]	(0.20)%[6]	46%
Direxion Daily Semiconductor Bear 3X Shares
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.18)	(0.18)	(16.77)	(16.95)	—	—	—	$23.05	(42.38)%	9,219	0.96%[6]	1.78%[6]	(0.87)%[6]	0.95%[6]	1.77%[6]	(0.86)%[6]	0%
Direxion Daily Energy Bull 3X Shares
Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	(5.06)	$38.32	3.67%	210,747	0.96%	1.00%	0.39%	0.95%	0.99%	0.40%	126%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	0.26	0.26	(18.18)[8]	(17.92)	(0.23)	—	(0.23)	$41.85	(29.75)%	133,917	0.95%[6]	1.05%[6]	0.81%[6]	0.95%[6]	1.05%[6]	0.81%[6]	518%
Direxion Daily Energy Bear 3X Shares[11]
Year Ended October 31, 2010	$63.15	(0.48)	(0.46)	(26.40)	(26.88)	—	—	—	$36.27	(42.57)%	64,562	0.99%	1.17%	(0.92)%	0.95%	1.13%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$300.00	(0.75)	(0.75)	(236.10)	(236.85)	—	—	—	$63.15	(78.95)%	71,339	0.95%[6]	1.13%[6]	(0.86)%[6]	0.95%[6]	1.13%[6]	(0.86)%[6]	0%
Direxion Daily Financial Bull 3X Shares[9,14]
Year Ended October 31, 2010	$22.47	0.03	0.04	(0.22)	(0.19)	(0.10)	—	(0.10)	$22.18	(0.97)%	1,695,441	0.96%	0.99%	0.14%	0.95%	0.98%	0.15%	19%
For the Period November 6, 2008[1] Through October 31, 2009	$100.00	0.12	0.12	(77.47)[8]	(77.35)	(0.18)	—	(0.18)	$22.47	(77.36)%	1,314,219	0.95%[6]	0.98%[6]	0.80%[6]	0.95%[6]	0.98%[6]	0.80%[6]	365%
Direxion Daily Financial Bear 3X Shares[15]
Year Ended October 31, 2010	$22.96	(0.14)	(0.13)	(10.21)	(10.35)	—	—	—	$12.61	(45.08)%	1,199,646	0.96%	1.00%	(0.89)%	0.95%	0.99%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$600.00	(0.29)	(0.29)	(576.75)	(577.04)	—	—	—	$22.96	(96.17)%	1,216,063	0.95%[6]	1.00%[6]	(0.86)%[6]	0.95%[6]	1.00%[6]	(0.86)%[6]	0%
Direxion Daily Technology Bull 3X Shares[12]
Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	(7.53)	$40.20	47.33%	196,994	1.15%	1.20%	(0.56)%	0.95%	1.00%	(0.36)%	106%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	(0.01)	$33.55	123.80%	114,065	0.95%[6]	1.07%[6]	(0.23)%[6]	0.95%[6]	1.07%[6]	(0.23)%[6]	206%
Direxion Daily Technology Bear 3X Shares[11]
Year Ended October 31, 2010	$62.85	(0.36)	(0.36)	(34.46)	(34.82)	—	—	—	$28.03	(55.40)%	53,531	0.96%	1.11%	(0.88)%	0.95%	1.10%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(0.60)	(0.60)	(236.55)	(237.15)	—	—	—	$62.85	(79.05)%	41,478	0.95%[6]	1.21%[6]	(0.87)%[6]	0.95%[6]	1.21%[6]	(0.87)%[6]	0%
Direxion Daily Real Estate Bull 3X Shares[12]
Year Ended October 31, 2010	$26.78	0.76	0.77	29.89	30.65	(1.02)	(2.36)	(3.38)	$54.05	123.46%	110,794	0.97%	1.06%	1.93%	0.95%	1.04%	1.95%	146%
For the Period July 16, 2009[1] Through October 31, 2009	$15.00	0.19	0.19	11.63[8]	11.82	(0.04)	—	(0.04)	$26.78	78.71%	107,118	0.96%[6]	1.11%[6]	2.43%[6]	0.95%[6]	1.10%[6]	2.44%[6]	132%
Direxion Daily Real Estate Bear 3X Shares[11]
Year Ended October 31, 2010	$105.35	(0.32)	(0.31)	(84.46)	(84.78)	—	(0.19)	(0.19)	$20.38	(80.57)%	78,871	0.96%	1.10%	(0.88)%	0.95%	1.09%	(0.87)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$300.00	(0.25)	(0.25)	(194.40)	(194.65)	—	—	—	$105.35	(64.88)%	47,416	0.95%[6]	1.65%[6]	(0.94)%[6]	0.95%[6]	1.65%[6]	(0.94)%[6]	0%
Direxion Daily 2-Year Treasury Bull 3X Shares
For the Period February 25, 2010[1] Through October 31, 2010	$40.00	(0.13)	(0.13)	1.79	1.66	—	—	—	$41.66	4.15%	4,166	0.95%[6]	3.86%[6]	(0.47)%[6]	0.95%[6]	3.86%[6]	(0.47)%[6]	1117%
Direxion Daily 2-Year Treasury Bear 3X Shares
For the Period February 25, 2010[1] Through October 31, 2010	$40.00	(0.23)	(0.23)	(1.95)	(2.18)	—	—	—	$37.82	(5.45)%	5,672	0.95%[6]	2.37%[6]	(0.86)%[6]	0.95%[6]	2.37%[6]	(0.86)%[6]	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Year Ended October 31, 2010	$51.24	0.62	0.62	14.13	14.75	(0.70)	—	(0.70)	$65.29	29.17%	6,529	0.95%	1.85%	1.15%	0.95%	1.85%	1.15%	536%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	0.51	(8.84)	(8.33)	(0.43)	—	(0.43)	$51.24	(13.85)%	10,248	0.95%[6]	3.14%[6]	2.07%[6]	0.95%[6]	3.14%[6]	2.07%[6]	176%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	(5.31)	$41.08	(29.95)%	59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	$64.03	6.72%	19,210	0.95%[6]	2.21%[6]	(0.89)%[6]	0.95%[6]	2.21%[6]	(0.89)%[6]	0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  161

Financial Highlights
October 31, 2010

														RATIOS TO AVERAGE NET ASSETS
				Net Realized	Net Increase			Total								Net			Net
	Net Asset	Net	Net	and	(Decrease)	Dividends	Distributions	Distributions	Distributions		Net Asset		Net Assets,			Investment			Investment
	Value,	Investment	Investment	Unrealized	in Net Asset	from Net	from	before	from		Value,		End of			Income (Loss)			Income (Loss)	Portfolio
	Beginning	Income	Income	Gain (Loss)	Value resulting	Investment	Realized	Return	Return	Total	End of	Total	Period	Net	Total	After Expense	Net	Total	After Expense	Turnover
	of Period	(Loss)[2,3]	(Loss)[2,4]	on Investments	from Operations	Income	Capital Gains	of Capital	of Capital	Distributions	Period	Return[5]	(000’s ommited)	Expenses[3]	Expenses[3]	Reimbursement[3]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[7]

Direxion Daily 20+ Year Treasury Bull 3X Shares
Year Ended October 31, 2010	$42.56	$0.56	$0.57	$5.03	$5.59	$(0.77)	$(4.20)	$(4.97)	$—	$(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.64	0.64	(17.70)[8]	(17.06)	(0.38)	—	(0.38)	—	(0.38)	$42.56	(28.43)%	12,768	0.95%[6]	1.98%[6]	2.84%[6]	0.95%[6]	1.98%[6]	2.84%[6]	215%
Direxion Daily 20+ Year Treasury Bear 3X Shares
Year Ended October 31, 2010	$64.89	(0.42)	(0.41)	(18.77)	(19.19)	—	(7.00)	(7.00)	(0.35)	(7.35)	$38.35	(33.48)%	222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.32)	(0.32)	5.21[8]	4.89	—	—	—	—	—	$64.89	8.15%	90,852	0.95%[6]	1.10%[6]	(0.89)%[6]	0.95%[6]	1.10%[6]	(0.89)%[6]	0%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.
[3]	Include extraordinary expenses which comprise of interest expense, excise tax and litigation expenses.
[4]	Exclude extraordinary expenses which comprise of interest expense, excise tax and litigation expenses.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[6]	Annualized.
[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[8]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securies, in-kind transactions, swaps and options for the period.
[9]	On May 5, 2010, the Fund had a 3:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 3:1 forward stock split.
[10]	On June 25, 2009, the Fund had a 1:2 reverse stock split. Per share data for the period prior to June 25, 2009 has been adjusted to give effect to 2:1 reverse stock split.
[11]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to July 8, 2010 have been adjusted to give effect to 5:1 reverse stock split.
[12]	On May 5, 2010, the Fund had a 4:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[13]	On March 4, 2010, the Fund had a 1:10 reverse stock split. Per share data for the period prior to March 4, 2010 has been adjusted to give effect to 10:1 reverse stock split.
[14]	On July 9, 2009, the Fund had a 1:5 reverse stock split. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 5:1 reverse stock split.
[15]	On July 9, 2009, the Fund had a 1:10 reverse stock split. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 10:1 reverse stock split.

The accompanying notes are an integral part of these financial statements.

162  DIREXION ANNUAL REPORT

Direxion Shares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that offers 102 Funds (each, a “Fund” and together the “Funds”) of which 38 are included in this report:

Direxion Daily BRIC Bull 2X Shares

Direxion Daily India Bull 2X Shares

Direxion Daily Natural Gas Related Bull 2X Shares

Direxion Daily Retail Bull 2X Shares

Direxion Daily Large Cap Bull 3X Shares

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily Developed Markets Bull 3X Shares

Direxion Daily Emerging Markets Bull 3X Shares

Direxion Daily China Bull 3X Shares

Direxion Daily Latin America Bull 3X Shares

Direxion Daily Semiconductor Bull 3X Shares

Direxion Daily Energy Bull 3X Shares

Direxion Daily Financial Bull 3X Shares

Direxion Daily Technology Bull 3X Shares

Direxion Daily Real Estate Bull 3X Shares

Direxion Daily 2-Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily BRIC Bear 2X Shares

Direxion Daily India Bear 2X Shares

Direxion Daily Natural Gas Related Bear 2X Shares

Direxion Daily Retail Bear 2X Shares

Direxion Daily Large Cap Bear 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily Small Cap Bear 3X Shares,

Direxion Daily Developed Markets Bear 3X Shares

Direxion Daily Emerging Markets Bear 3X Shares

Direxion Daily China Bear 3X Shares

Direxion Daily Latin America Bear 3X Shares

Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily Technology Bear 3X Shares

Direxion Daily Real Estate Bear 3X Shares

Direxion Daily 2-Year Treasury Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bear 3X Shares

Effective September 17, 2010, these funds were renamed:

Current Fund Name	Prior Fund Name
Direxion Daily 7-10 Year Treasury Bull 3X Shares Direxion Daily 7-10 Year Treasury Bear 3X Shares Direxion Daily 20+ Year Treasury Bull 3X Shares Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily 10-Year Treasury Bull 3X Shares Direxion Daily 10-Year Treasury Bear 3X Shares Direxion Daily 30-Year Treasury Bull 3X Shares Direxion Daily 30-Year Treasury Bear 3X Shares

The Funds investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull funds and the Bear Funds are a multiple of the returns of the target index or benchmark. The 2X Funds seek a multiple of 200% of the returns of their benchmark indices. The 3X Funds seek a multiple of 300% of the returns of their benchmark indices.

Funds	Index or Benchmark	Daily Target

Direxion Daily BRIC Bull 2X Shares		200%
Direxion Daily BRIC Bear 2X Shares	The Bank of New York Mellon BRIC Select ADR® Index	-200%

Direxion Daily India Bull 2X Shares		200%
Direxion Daily India Bear 2X Shares	Indus India Index	-200%

DIREXION ANNUAL REPORT  163

Funds	Index or Benchmark	Daily Target

Direxion Daily Natural Gas Related Bull 2X Shares		200%
Direxion Daily Natural Gas Related Bear 2X Shares	ISE-Revere Natural Gas Index	-200%

Direxion Daily Retail Bull 2X Shares		200%
Direxion Daily Retail Bear 2X Shares	Russell 1000® Retail Index	-200%

Direxion Daily Large Cap Bull 3X Shares		300%
Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index	-300%

Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap® Index	-300%

Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%

Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%

Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%

Direxion Daily China Bull 3X Shares	The Bank of New York Mellon China	300%
Direxion Daily China Bear 3X Shares	Select ADR® Index	-300%

Direxion Daily Latin America Bull 3X Shares		300%
Direxion Daily Latin America Bear 3X Shares	S&P Latin America 40 Index	-300%

Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%

Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index	-300%

Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%

Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index	-300%

Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT IndexSM	-300%

Direxion Daily 2-Year Treasury Bull 3X Shares		300%
Direxion Daily 2-Year Treasury Bear 3X Shares	NYSE Current 2 Year U.S. Treasury Index	-300%

Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	-300%

Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	-300%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security

164  DIREXION ANNUAL REPORT

listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ® each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”).

b) Swap Contract – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into

DIREXION ANNUAL REPORT  165

swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g) Distributions to Shareholders  – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the period ended October 31, 2010 and October 31, 2009 were as follows:

	Period Ended October 31, 2010			Period Ended October 31, 2009
	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid
	From Ordinary	From Long Term	From Return	From Ordinary	From Long Term
Funds	Income	Capital Gains	of Capital	Income	Capital Gains

Direxion Daily BRIC Bull 2X Shares	$33,358	$—	$—	$—	$—
Direxion Daily BRIC Bear 2X Shares	—	—	—	—	—
Direxion Daily India Bull 2X Shares	—	—	—	—	—
Direxion Daily India Bear 2X Shares	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 2X Shares	—	—	—	—	—
Direxion Daily Retail Bull 2X Shares	2,340	—	—	—	—
Direxion Daily Retail Bear 2X Shares	—	—	—	—	—
Direxion Daily Large Cap Bull 3X Shares	34,746,222	7,631	—	3,209,344	—
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	10,377,067	6,018	—	93,752	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	35,325,930	77,400	—	994,078	—

166  DIREXION ANNUAL REPORT

	Period Ended October 31, 2010			Period Ended October 31, 2009
	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid
	From Ordinary	From Long Term	From Return	From Ordinary	From Long Term
Funds	Income	Capital Gains	of Capital	Income	Capital Gains

Direxion Daily Small Cap Bear 3X Shares	$—	$—	$—	$—	$—
Direxion Daily Developed Markets Bull 3X Shares	4,725,658	—	—	140,353	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	48,738,349	—	—	1,205,849	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—
Direxion Daily China Bull 3X Shares	119,997	—	—	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	211,518	—	—	—	—
Direxion Daily Latin America Bear 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	15,420	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	17,571,396	—	—	1,076,389	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	2,362,621	—	—	7,324,266	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	30,771,618	—	—	33,303	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	10,587,046	70,821	—	113,010	—
Direxion Daily Real Estate Bear 3X Shares	396,923	—	—	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	164,381	—	—	43,434	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,628,354	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,536,210	—	—	117,943	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	10,152,925	—	502,690	—	—

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2010. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate investment trusts (“REITs”).

At October 31, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

			Net
	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Capital Gain	Appreciation	Accumulated
Funds	Income (Loss)	(Loss)	(Depreciation)	Earnings (Losses)
Direxion Daily BRIC Bull 2X Shares	$48,163	$—	$471,903	$520,066
Direxion Daily BRIC Bear 2X Shares	1,865	—	(1,085,978)	(1,084,113)
Direxion Daily India Bull 2X Shares	101,976	—	1,203,297	1,305,273
Direxion Daily India Bear 2X Shares	—	(247,484)	(1,142,290)	(1,389,774)
Direxion Daily Natural Gas Related Bull 2X Shares	4,000	(46,745)	395,732	352,987
Direxion Daily Natural Gas Related Bear 2X Shares	—	(35,815)	(546,225)	(582,040)
Direxion Daily Retail Bull 2X Shares	48,568	—	949,526	998,094
Direxion Daily Retail Bear 2X Shares	—	(117,323)	(819,049)	(936,372)
Direxion Daily Large Cap Bull 3X Shares	(79,847)	—	19,140,823	19,060,976

DIREXION ANNUAL REPORT  167

			Net
	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Capital Gain	Appreciation	Accumulated
Funds	Income (Loss)	(Loss)	(Depreciation)	Earnings (Losses)
Direxion Daily Large Cap Bear 3X Shares	$(57,874)	$(243,723,246)	$(280,485,272)	$(524,266,392)
Direxion Daily Mid Cap Bull 3X Shares	3,219,498	642,522	11,600,931	15,462,951
Direxion Daily Mid Cap Bear 3X Shares	—	(10,605,811)	(21,389,709)	(31,995,520)
Direxion Daily Small Cap Bull 3X Shares	(24,358)	—	28,851,177	28,826,819
Direxion Daily Small Cap Bear 3X Shares	(25,357)	(211,542,207)	(660,839,109)	(872,406,673)
Direxion Daily Developed Markets Bull 3X Shares	1,905,652	—	3,117,893	5,023,545
Direxion Daily Developed Markets Bear 3X Shares	—	(6,797,247)	(11,805,010)	(18,602,257)
Direxion Daily Emerging Markets Bull 3X Shares	12,261,959	120,999	69,504,349	81,887,307
Direxion Daily Emerging Markets Bear 3X Shares	—	(57,946,533)	(136,436,143)	(194,382,676)
Direxion Daily China Bull 3X Shares	1,867,103	—	9,125,605	10,992,708
Direxion Daily China Bear 3X Shares	—	(2,428,504)	(6,512,904)	(8,941,408)
Direxion Daily Latin America Bull 3X Shares	3,048,607	—	6,414,762	9,463,369
Direxion Daily Latin America Bear 3X Shares	312,902	—	(4,287,588)	(3,974,686)
Direxion Daily Semiconductor Bull 3X Shares	—	(1,271,002)	6,521,081	5,250,079
Direxion Daily Semiconductor Bear 3X Shares	725,778	—	(4,575,885)	(3,850,107)
Direxion Daily Energy Bull 3X Shares	(11,140)	—	45,072,938	45,061,798
Direxion Daily Energy Bear 3X Shares	(5,893)	(29,586,405)	(12,841,038)	(42,433,336)
Direxion Daily Financial Bull 3X Shares	(33,194)	—	(349,252,347)	(349,285,541)
Direxion Daily Financial Bear 3X Shares	(37,917)	(1,673,394,734)	(974,418,059)	(2,647,850,710)
Direxion Daily Technology Bull 3X Shares	4,538,715	—	36,384,339	40,923,054
Direxion Daily Technology Bear 3X Shares	(1,894)	(24,735,557)	(40,308,397)	(65,045,848)
Direxion Daily Real Estate Bull 3X Shares	—	—	35,536,309	35,536,309
Direxion Daily Real Estate Bear 3X Shares	—	(40,732,146)	(69,776,561)	(110,508,707)
Direxion Daily 2-Year Treasury Bull 3X Shares	13,216	—	154,218	167,434
Direxion Daily 2-Year Treasury Bear 3X Shares	—	(178,404)	(304,233)	(482,637)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	667,655	28,045	79,439	775,139
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	(13,265,888)	(2,988,110)	(16,253,998)
Direxion Daily 20+ Year Treasury Bull 3X Shares	409,609	34,689	(1,089,827)	(645,529)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	(93,882,293)	3,894,959	(89,987,334)

At October 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Funds	Investments	Appreciation	Depreciation	(Depreciation)
Direxion Daily BRIC Bull 2X Shares	$4,164,376	$207,758	$(103,339)	$104,419
Direxion Daily BRIC Bear 2X Shares	4,131,884	—	(693,101)	(693,101)
Direxion Daily India Bull 2X Shares	10,556,461	—	(285,354)	(285,354)
Direxion Daily India Bear 2X Shares	3,755,457	—	(747,565)	(747,565)
Direxion Daily Natural Gas Related Bull 2X Shares	4,279,668	150,435	(38,712)	111,723
Direxion Daily Natural Gas Related Bear 2X Shares	3,961,300	—	(203,689)	(203,689)
Direxion Daily Retail Bull 2X Shares	4,727,071	225,052	(6,374)	218,678
Direxion Daily Retail Bear 2X Shares	3,885,693	—	(216,220)	(216,220)
Direxion Daily Large Cap Bull 3X Shares	253,635,155	—	(51,184,558)	(51,184,558)
Direxion Daily Large Cap Bear 3X Shares	568,212,610	—	(223,442,575)	(223,442,575)
Direxion Daily Mid Cap Bull 3X Shares	44,470,820	—	(2,736,447)	(2,736,447)
Direxion Daily Mid Cap Bear 3X Shares	39,703,885	—	(14,492,668)	(14,492,668)
Direxion Daily Small Cap Bull 3X Shares	517,243,692	—	(75,426,324)	(75,426,324)

168  DIREXION ANNUAL REPORT

				Net
		Gross	Gross	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Funds	Investments	Appreciation	Depreciation	(Depreciation)
Direxion Daily Small Cap Bear 3X Shares	$1,574,974,729	$—	$(420,122,527)	$(420,122,527)
Direxion Daily Developed Markets Bull 3X Shares	23,353,031	—	(746,034)	(746,034)
Direxion Daily Developed Markets Bear 3X Shares	27,322,034	—	(8,007,626)	(8,007,626)
Direxion Daily Emerging Markets Bull 3X Shares	336,560,593	—	(5,225,107)	(5,225,107)
Direxion Daily Emerging Markets Bear 3X Shares	265,843,033	—	(108,595,704)	(108,595,704)
Direxion Daily China Bull 3X Shares	54,588,520	—	(1,459,865)	(1,459,865)
Direxion Daily China Bear 3X Shares	13,328,734	—	(3,860,509)	(3,860,509)
Direxion Daily Latin America Bull 3X Shares	37,851,295	—	(2,867,680)	(2,867,680)
Direxion Daily Latin America Bear 3X Shares	8,462,638	—	(2,876,210)	(2,876,210)
Direxion Daily Semiconductor Bull 3X Shares	63,377,482	—	(4,235,348)	(4,235,348)
Direxion Daily Semiconductor Bear 3X Shares	14,113,765	—	(2,694,246)	(2,694,246)
Direxion Daily Energy Bull 3X Shares	215,027,972	—	(8,858,851)	(8,858,851)
Direxion Daily Energy Bear 3X Shares	72,024,410	—	(10,896,096)	(10,896,096)
Direxion Daily Financial Bull 3X Shares	2,178,138,727	—	(423,035,480)	(423,035,480)
Direxion Daily Financial Bear 3X Shares	2,335,877,278	—	(937,985,966)	(937,985,966)
Direxion Daily Technology Bull 3X Shares	201,089,560	—	(6,937,878)	(6,937,878)
Direxion Daily Technology Bear 3X Shares	88,538,243	—	(28,387,581)	(28,387,581)
Direxion Daily Real Estate Bull 3X Shares	117,883,134	—	(7,846,433)	(7,846,433)
Direxion Daily Real Estate Bear 3X Shares	151,860,127	—	(52,771,934)	(52,771,934)
Direxion Daily 2-Year Treasury Bull 3X Shares	4,041,022	—	(647)	(647)
Direxion Daily 2-Year Treasury Bear 3X Shares	6,007,304	—	(47,768)	(47,768)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	6,966,593	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	60,588,106	—	(571,985)	(571,985)
Direxion Daily 20+ Year Treasury Bull 3X Shares	16,507,086	—	(206,524)	(206,524)
Direxion Daily 20+ Year Treasury Bear 3X Shares	232,551,837	—	(3,481,757)	(3,481,757)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

		Accumulated
	Undistributed	Net Realized
	Net Investment	Gain (Losses)
Funds	Income (Loss)	on Investments	Paid-in Capital

Direxion Daily BRIC Bull 2X Shares	$2,554	$(698)	$(1,856)
Direxion Daily BRIC Bear 2X Shares	21,799	(19,943)	(1,856)
Direxion Daily India Bull 2X Shares	34,612	(32,756)	(1,856)
Direxion Daily India Bear 2X Shares	19,399	—	(19,399)
Direxion Daily Natural Gas Related Bull 2X Shares	2,819	(276)	(2,543)
Direxion Daily Natural Gas Related Bear 2X Shares	10,464	—	(10,464)
Direxion Daily Retail Bull 2X Shares	5,138	(2,595)	(2,543)
Direxion Daily Retail Bear 2X Shares	9,432	—	(9,432)
Direxion Daily Large Cap Bull 3X Shares	120,571	(59,912,945)	59,792,374
Direxion Daily Large Cap Bear 3X Shares	2,554,910	—	(2,554,910)
Direxion Daily Mid Cap Bull 3X Shares	252,231	(6,988,518)	6,736,287
Direxion Daily Mid Cap Bear 3X Shares	142,563	—	(142,563)
Direxion Daily Small Cap Bull 3X Shares	499,335	(135,512,606)	135,013,271
Direxion Daily Small Cap Bear 3X Shares	5,089,056	—	(5,089,056)
Direxion Daily Developed Markets Bull 3X Shares	(84,945)	(944,391)	1,029,336
Direxion Daily Developed Markets Bear 3X Shares	115,867	—	(115,867)
Direxion Daily Emerging Markets Bull 3X Shares	(1,563,426)	(112,720,572)	114,283,998

DIREXION ANNUAL REPORT  169

		Accumulated
	Undistributed	Net Realized
	Net Investment	Gain (Losses)
Funds	Income (Loss)	on Investments	Paid-in Capital

Direxion Daily Emerging Markets Bear 3X Shares	$1,265,477	$—	$(1,265,477)
Direxion Daily China Bull 3X Shares	54,305	(633,454)	579,149
Direxion Daily China Bear 3X Shares	74,550	—	(74,550)
Direxion Daily Latin America Bull 3X Shares	14,804	(779,965)	765,161
Direxion Daily Latin America Bear 3X Shares	47,624	(483,770)	436,146
Direxion Daily Semiconductor Bull 3X Shares	58,747	(1,116,500)	1,057,753
Direxion Daily Semiconductor Bear 3X Shares	45,863	(321,266)	275,403
Direxion Daily Energy Bull 3X Shares	260,776	(46,865,924)	46,605,148
Direxion Daily Energy Bear 3X Shares	493,425	—	(493,425)
Direxion Daily Financial Bull 3X Shares	248,046	(547,713,387)	547,465,341
Direxion Daily Financial Bear 3X Shares	9,639,414	—	(9,639,414)
Direxion Daily Technology Bull 3X Shares	1,048,064	(72,345,913)	71,297,849
Direxion Daily Technology Bear 3X Shares	433,995	—	(433,995)
Direxion Daily Real Estate Bull 3X Shares	(574,278)	(68,235,815)	68,810,093
Direxion Daily Real Estate Bear 3X Shares	702,239	24	(702,263)
Direxion Daily 2-Year Treasury Bull 3X Shares	13,069	(11,346)	(1,723)
Direxion Daily 2-Year Treasury Bear 3X Shares	46,716	—	(46,716)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	12,123	(1,568,237)	1,556,114
Direxion Daily 7-10 Year Treasury Bear 3X Shares	308,897	2	(308,899)
Direxion Daily 20+ Year Treasury Bull 3X Shares	25,223	(1,465,552)	1,440,329
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,315,256	687,041	(2,002,297)

Net investment income and realized gains and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemption in-kind, net operating losses, distribution reclasses, sale of REITs and PFICs, and utilization of earning and profits distributed to shareholders on redemption of shares.

At October 31, 2010, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2018	October 31, 2017

Direxion Daily BRIC Bull 2X Shares	$—	$—
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	—	—
Direxion Daily India Bear 2X Shares	247,484	—
Direxion Daily Natural Gas Related Bull 2X Shares	46,745	—
Direxion Daily Natural Gas Related Bear 2X Shares	35,815	—
Direxion Daily Retail Bull 2X Shares	—	—
Direxion Daily Retail Bear 2X Shares	117,323	—
Direxion Daily Large Cap Bull 3X Shares	—	—
Direxion Daily Large Cap Bear 3X Shares	243,723,246	—
Direxion Daily Mid Cap Bull 3X Shares	—	—
Direxion Daily Mid Cap Bear 3X Shares	4,862,033	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—	—
Direxion Daily Small Cap Bear 3X Shares	170,386,620	41,155,587
Direxion Daily Developed Markets Bull 3X Shares	—	—
Direxion Daily Developed Markets Bear 3X Shares	3,814,712	2,982,535

170  DIREXION ANNUAL REPORT

Funds	October 31, 2018	October 31, 2017

Direxion Daily Emerging Markets Bull 3X Shares	$—	$—
Direxion Daily Emerging Markets Bear 3X Shares	33,557,979	24,388,554
Direxion Daily China Bull 3X Shares	—	—
Direxion Daily China Bear 3X Shares	2,428,504	—
Direxion Daily Latin America Bull 3X Shares	—	—
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	1,271,002	—
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	—	—
Direxion Daily Energy Bear 3X Shares	3,644,343	25,942,062
Direxion Daily Financial Bull 3X Shares	—	—
Direxion Daily Financial Bear 3X Shares	839,658,285	833,736,449
Direxion Daily Technology Bull 3X Shares	—	—
Direxion Daily Technology Bear 3X Shares	11,093,015	13,642,542
Direxion Daily Real Estate Bull 3X Shares	—	—
Direxion Daily Real Estate Bear 3X Shares	40,732,146	—
Direxion Daily 2-Year Treasury Bull 3X Shares	—	—
Direxion Daily 2-Year Treasury Bear 3X Shares	178,404	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares*	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	13,265,888	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	93,882,293	—

*	During the year ended October 31, 2010 the Fund utilized capital losses of $383,185.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2010, open Federal and state income tax years include the tax years ended October 31, 2009 and October 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

h) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash

DIREXION ANNUAL REPORT  171

and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

4.	INVESTMENT TRANSACTIONS

During the period ended October 31, 2010, the aggregate purchases and sales of investments (excluding cost of in-kind transactions, proceeds from in-kind sales, short-term investments, and swaps contracts) were:

Funds	Purchases	Sales

Direxion Daily BRIC Bull 2X Shares	$4,138,707	$1,799,608
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	259,504	—
Direxion Daily India Bear 2X Shares	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	2,474,360	471,462
Direxion Daily Natural Gas Related Bear 2X Shares	—	—
Direxion Daily Retail Bull 2X Shares	2,005,621	10,308
Direxion Daily Retail Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	177,077,614	181,970,139
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	38,423,139	46,130,155
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	522,882,587	357,429,857
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	12,181,449	14,746,920
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	392,777,012	359,458,524
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	36,724,723	22,465,774
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	24,646,534	8,542,435
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	30,304,980	9,115,295
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	181,300,331	281,026,839
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	711,106,467	186,758,546
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	172,878,593	126,780,341
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	133,690,584	192,780,315
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	23,509,727	23,531,172
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—

172  DIREXION ANNUAL REPORT

Funds	Purchases	Sales

Direxion Daily 7-10 Year Treasury Bull 3X Shares	$38,425,407	$47,975,257
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	53,420,158	65,503,751
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—

For the period ended October 31, 2010, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Funds	Purchases	Sales

Direxion Daily BRIC Bull 2X Shares	$—	$—
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	2,668,910	—
Direxion Daily India Bear 2X Shares	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	—	—
Direxion Daily Natural Gas Related Bear 2X Shares	—	—
Direxion Daily Retail Bull 2X Shares	—	—
Direxion Daily Retail Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	261,890,992	374,286,444
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	619	17,080,668
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	67,750,965	395,248,381
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	94,475,847	164,388,796
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	4,628,163	—
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	—	—
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	14,735,260	15,651,353
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	622,532,008	588,728,069
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	2,748,531,262	3,709,410,750
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	61,587,493	148,664,169
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	198,192,185	218,998,674
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily 2-Year Treasury Bull 3X Shares	—	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—

DIREXION ANNUAL REPORT  173

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets. Each Fund is responsible for its own operating expenses.

The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95% of daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigations). Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The amounts the Adviser reimbursed, the amounts available for potential future recoupment by the Adviser and the expiration schedule at October 31, 2010 are as follows:

		Potential Recoupment		Total Potential
	Expenses	Amounts Expiring		Recoupment
Funds	Reimbursed	October 31, 2012	October 31, 2013	Amount

Direxion Daily BRIC Bull 2X Shares	$52,833	$—	$52,833	$52,833
Direxion Daily BRIC Bear 2X Shares	46,849	—	46,849	46,849
Direxion Daily India Bull 2X Shares	46,146	—	46,146	46,146
Direxion Daily India Bear 2X Shares	42,624	—	42,624	42,624
Direxion Daily Natural Gas Related Bull 2X Shares	32,254	—	32,254	32,254
Direxion Daily Natural Gas Related Bear 2X Shares	29,826	—	29,826	29,826
Direxion Daily Retail Bull 2X Shares	37,037	—	37,037	37,037
Direxion Daily Retail Bear 2X Shares	34,838	—	34,838	34,838
Direxion Daily Large Cap Bull 3X Shares	231,585	494,106	231,585	725,691
Direxion Daily Large Cap Bear 3X Shares	245,600	366,856	245,600	612,456
Direxion Daily Mid Cap Bull 3X Shares	117,830	73,234	117,830	191,064
Direxion Daily Mid Cap Bear 3X Shares	57,407	54,465	57,407	111,872
Direxion Daily Small Cap Bull 3X Shares	388,976	363,194	388,976	752,170
Direxion Daily Small Cap Bear 3X Shares	441,007	275,349	441,007	716,356
Direxion Daily Developed Markets Bull 3X Shares	128,151	110,686	128,151	238,837
Direxion Daily Developed Markets Bear 3X Shares	124,650	107,147	124,650	231,797
Direxion Daily Emerging Markets Bull 3X Shares	226,446	89,274	226,446	315,720
Direxion Daily Emerging Markets Bear 3X Shares	162,932	100,867	162,932	263,799
Direxion Daily China Bull 3X Shares	61,664	—	61,664	61,664
Direxion Daily China Bear 3X Shares	54,720	—	54,720	54,720
Direxion Daily Latin America Bull 3X Shares	143,332	—	143,332	143,332
Direxion Daily Latin America Bear 3X Shares	68,054	—	68,054	68,054
Direxion Daily Semiconductor Bull 3X Shares	70,233	—	70,233	70,233
Direxion Daily Semiconductor Bear 3X Shares	43,292	—	43,292	43,292
Direxion Daily Energy Bull 3X Shares	95,853	132,992	95,853	228,845
Direxion Daily Energy Bear 3X Shares	96,100	69,846	96,100	165,946
Direxion Daily Financial Bull 3X Shares	402,641	224,739	402,641	627,380
Direxion Daily Financial Bear 3X Shares	376,722	423,467	376,722	800,189
Direxion Daily Technology Bull 3X Shares	97,188	58,525	97,188	155,713
Direxion Daily Technology Bear 3X Shares	77,090	51,370	77,090	128,460
Direxion Daily Real Estate Bull 3X Shares	126,145	30,016	126,145	156,161
Direxion Daily Real Estate Bear 3X Shares	109,566	38,955	109,566	148,521

174  DIREXION ANNUAL REPORT

		Potential Recoupment		Total Potential
	Expenses	Amounts Expiring		Recoupment
Funds	Reimbursed	October 31, 2012	October 31, 2013	Amount

Direxion Daily 2-Year Treasury Bull 3X Shares	$80,852	$—	$80,852	$80,852
Direxion Daily 2-Year Treasury Bear 3X Shares	76,868	—	76,868	76,868
Direxion Daily 7-10 Year Treasury Bull 3X Shares	102,789	62,153	102,789	164,942
Direxion Daily 7-10 Year Treasury Bear 3X Shares	88,451	60,856	88,451	149,307
Direxion Daily 20+ Year Treasury Bull 3X Shares	99,456	59,927	99,456	159,383
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,755	44,875	3,755	48,630

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at October 31, 2010:

	Direxion Daily BRIC Bull 2X Shares				Direxion Daily BRIC Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$1,644,652	$—	$—	$1,644,652	$—	$—	$—	$—
Preferred Shares*	856,881	—	—	856,881	—	—	—	—
Short-Term Investments	1,767,262	—	—	1,767,262	3,438,783	—	—	3,438,783
Other Financial Instruments**	—	367,484	—	367,484	—	(392,877)	—	(392,877)

	Direxion Daily India Bull 2X Shares				Direxion Daily India Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$—	$—	$—	$—	$—	$—	$—	$—
Investment Companies†	$2,918,703	—	—	2,918,703	—	—	—	—
Short-Term Investments	7,352,404	—	—	7,352,404	3,007,892	—	—	3,007,892
Other Financial Instruments**	—	1,488,651	—	1,488,651	—	(394,725)	—	(394,725)

DIREXION ANNUAL REPORT  175

	Direxion Daily Natural Gas Related Bull 2X Shares				Direxion Daily Natural Gas Related Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$2,100,586	$—	$—	$2,100,586	$—	$—	$—	$—
Short-Term Investments†	2,290,805	—	—	2,290,805	3,757,611	—	—	3,757,611
Other Financial Instruments**	—	284,009	—	284,009	—	(342,536)	—	(342,536)

	Direxion Daily Retail Bull 2X Shares				Direxion Daily Retail Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$2,236,683	$—	$—	$2,236,683	$—	$—	$—	$—
Short-Term Investments†	2,709,066	—	—	2,709,066	3,669,473	—	—	3,669,473
Other Financial Instruments**	—	730,848	—	730,848	—	(602,829)	—	(602,829)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$52,987,496	$—	$—	$52,987,496	$—	$—	$—	$—
Short-Term Investments†	149,463,101	—	—	149,463,101	344,770,035	—	—	344,770,035
Other Financial Instruments**	—	70,325,381	—	70,325,381	—	(57,042,697)	—	(57,042,697)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$8,403,884	$—	$—	$8,403,884	$—	$—	$—	$—
Short-Term Investments†	33,330,489	—	—	33,330,489	25,211,217	—	—	25,211,217
Other Financial Instruments**	—	14,337,378	—	14,337,378	—	(6,897,041)	—	(6,897,041)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$105,802,668	$—	$—	$105,802,668	$—	$—	$—	$—
Investment Companies†	22,617	—	—	22,617	—	—	—	—
Short-Term Investments	335,992,083	—	—	335,992,083	1,154,852,202	—	—	1,154,852,202
Other Financial Instruments**	—	104,277,501	—	104,277,501	—	(240,716,582)	—	(240,716,582)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$14,287,235	$—	$—	$14,287,235	$—	$—	$—	$—
Short-Term Investments†	8,319,762	—	—	8,319,762	19,314,408	—	—	19,314,408
Other Financial Instruments**	—	3,863,927	—	3,863,927	—	(3,797,384)	—	(3,797,384)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$141,438,802	$—	$—	$141,438,802	$—	$—	$—	$—
Preferred Shares*	43,411,378	—	—	43,411,378	—	—	—	—
Short-Term Investments†	146,485,306	—	—	146,485,306	157,247,329	—	—	157,247,329
Other Financial Instruments**	—	74,729,456	—	74,729,456	—	(27,840,439)	—	(27,840,439)

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$20,725,299	$—	$—	$20,725,299	$—	$—	$—	$—
Short-Term Investments†	32,403,356	—	—	32,403,356	9,468,225	—	—	9,468,225
Other Financial Instruments**	—	10,585,470	—	10,585,470	—	(2,652,395)	—	(2,652,395)

176  DIREXION ANNUAL REPORT

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$9,404,145	$—	$—	$9,404,145	$—	$—	$—	$—
Preferred Shares†	8,800,863	—	—	8,800,863	—	—	—	—
Short-Term Investments†	16,778,607	—	—	16,778,607	5,586,428	—	—	5,586,428
Other Financial Instruments**	—	9,282,442	—	9,282,442	—	(1,411,378)	—	(1,411,378)

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$20,431,302	$—	$—	$20,431,302	$—	$—	$—	$—
Short-Term Investments†	38,710,832	—	—	38,710,832	11,419,519	—	—	11,419,519
Other Financial Instruments**	—	10,756,429	—	10,756,429	—	(1,881,639)	—	(1,881,639)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$54,655,964	$—	$—	$54,655,964	$—	$—	$—	$—
Short-Term Investments†	151,513,157	—	—	151,513,157	61,128,314	—	—	61,128,314
Other Financial Instruments**	—	53,931,789	—	53,931,789	—	(1,944,942)	—	(1,944,942)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$686,610,036	$—	$—	$686,610,036	$—	$—	$—	$—
Short-Term Investments†	1,068,493,211	—	—	1,068,493,211	1,397,891,312	—	—	1,397,891,312
Other Financial Instruments**	—	73,783,133	—	73,783,133	—	(36,432,093)	—	(36,432,093)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$59,420,857	$—	$—	$59,420,857	$—	$—	$—	$—
Short-Term Investments†	134,730,825	—	—	134,730,825	60,150,662	—	—	60,150,662
Other Financial Instruments**	—	43,322,217	—	43,322,217	—	(11,920,816)	—	(11,920,816)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$32,631,048	$—	$—	$32,631,048	$—	$—	$—	$—
Short-Term Investments†	77,405,653	—	—	77,405,653	99,088,193	—	—	99,088,193
Other Financial Instruments**	—	43,382,742	—	43,382,742	—	(17,004,627)	—	(17,004,627)

	Direxion Daily 2-Year Treasury Bull 3X Shares				Direxion Daily 2-Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-Term Investments†	$4,040,375	$—	$—	$4,040,375	$5,959,536	$—	$—	$5,959,536
Other Financial Instruments**	—	154,865	—	154,865	—	(256,465)	—	(256,465)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-Term Investments†	$6,966,593	$—	$—	$6,966,593	$60,016,121	$—	$—	$60,016,121
Other Financial Instruments**	—	79,439	—	79,439	—	(2,416,125)	—	(2,416,125)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-Term Investments†	$16,300,562	$—	$—	$16,300,562	$229,070,080	$—	$—	$229,070,080
Other Financial Instruments**	—	(883,303)	—	(883,303)	—	7,376,716	—	7,376,716

*	Please refer to the schedule of investments to view securities segregated by country.
†	Please refer to the schedule of investments to view securities segregated by industry.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

DIREXION ANNUAL REPORT  177

There were no transfers between Level 1 and Level 2 for the Funds during the period ended October 31, 2010. The Funds did not hold any Level 3 securities during the period ended October 31, 2010.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2010, the Funds were invested in equity swap contracts. At October 31, 2010, the fair value of derivative instruments were as follows:

	Asset Derivatives[1]
Funds	Equity Risk	Total

Direxion Daily BRIC Bull 2X Shares	$367,484	$367,484
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	1,570,552	1,570,552
Direxion Daily India Bear 2X Shares	411	411
Direxion Daily Natural Gas Related Bull 2X Shares	284,009	284,009
Direxion Daily Natural Gas Related Bear 2X Shares	—	—
Direxion Daily Retail Bull 2X Shares	730,848	730,848
Direxion Daily Retail Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	70,325,381	70,325,381
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	14,337,378	14,337,378
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	104,277,501	104,277,501
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	3,863,927	3,863,927
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	74,729,456	74,729,456
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	11,154,786	11,154,786
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	9,282,442	9,282,442
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	10,756,429	10,756,429
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	53,931,789	53,931,789
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	76,406,637	76,406,637
Direxion Daily Financial Bear 3X Shares	12,261,202	12,261,202
Direxion Daily Technology Bull 3X Shares	43,322,217	43,322,217
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	43,382,742	43,382,742
Direxion Daily Real Estate Bear 3X Shares	—	—

178  DIREXION ANNUAL REPORT

	Credit Risk	Total

Direxion Daily 2-Year Treasury Bull 3X Shares	$154,865	$154,865
Direxion Daily 2-Year Treasury Bear 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	79,439	79,439
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	7,376,716	7,376,716

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives[2]
Funds	Equity Risk	Total

Direxion Daily BRIC Bull 2X Shares	$—	$—
Direxion Daily BRIC Bear 2X Shares	392,877	392,877
Direxion Daily India Bull 2X Shares	81,901	81,901
Direxion Daily India Bear 2X Shares	395,136	395,136
Direxion Daily Natural Gas Related Bull 2X Shares	—	—
Direxion Daily Natural Gas Related Bear 2X Shares	342,536	342,536
Direxion Daily Retail Bull 2X Shares	—	—
Direxion Daily Retail Bear 2X Shares	602,829	602,829
Direxion Daily Large Cap Bull 3X Shares	—	—
Direxion Daily Large Cap Bear 3X Shares	57,042,697	57,042,697
Direxion Daily Mid Cap Bull 3X Shares	—	—
Direxion Daily Mid Cap Bear 3X Shares	6,897,041	6,897,041
Direxion Daily Small Cap Bull 3X Shares	—	—
Direxion Daily Small Cap Bear 3X Shares	240,716,582	240,716,582
Direxion Daily Developed Markets Bull 3X Shares	—	—
Direxion Daily Developed Markets Bear 3X Shares	3,797,384	3,797,384
Direxion Daily Emerging Markets Bull 3X Shares	—	—
Direxion Daily Emerging Markets Bear 3X Shares	27,840,439	27,840,439
Direxion Daily China Bull 3X Shares	569,316	569,316
Direxion Daily China Bear 3X Shares	2,652,395	2,652,395
Direxion Daily Latin America Bull 3X Shares	—	—
Direxion Daily Latin America Bear 3X Shares	1,411,378	1,411,378
Direxion Daily Semiconductor Bull 3X Shares	—	—
Direxion Daily Semiconductor Bear 3X Shares	1,881,639	1,881,639
Direxion Daily Energy Bull 3X Shares	—	—
Direxion Daily Energy Bear 3X Shares	1,944,942	1,944,942
Direxion Daily Financial Bull 3X Shares	2,623,504	2,623,504
Direxion Daily Financial Bear 3X Shares	48,693,295	48,693,295
Direxion Daily Technology Bull 3X Shares	—	—
Direxion Daily Technology Bear 3X Shares	11,920,816	11,920,816
Direxion Daily Real Estate Bull 3X Shares	—	—
Direxion Daily Real Estate Bear 3X Shares	17,004,627	17,004,627

	Credit Risk

Direxion Daily 2-Year Treasury Bull 3X Shares	$—	$—
Direxion Daily 2-Year Treasury Bear 3X Shares	256,465	256,465
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,416,125	2,416,125
Direxion Daily 20+ Year Treasury Bull 3X Shares	883,303	883,303
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—

[2]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

DIREXION ANNUAL REPORT  179

Transactions in derivative instruments during the period ended October 31, 2010, were as follows:

Funds		Equity Risk	Total
Direxion Daily BRIC Bull 2X Shares	Realized gain (loss)[1]
	Swap Contracts	$(7,387)

	Total realized gain (loss)	(7,387)	$(7,387)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	367,484

	Total unrealized appreciation (depreciation)	367,484	367,484

Direxion Daily BRIC Bear 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(671,293)

	Total realized gain (loss)	(671,293)	(671,293)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(392,877)

	Total unrealized appreciation (depreciation)	(392,877)	(392,877)

Direxion Daily India Bull 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(140,910)

	Total realized gain (loss)	(140,910)	(140,910)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	1,488,651

	Total unrealized appreciation (depreciation)	1,488,651	1,488,651

Direxion Daily India Bear 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(995,049)

	Total realized gain (loss)	(995,049)	(995,049)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(394,725)

	Total unrealized appreciation (depreciation)	(394,725)	(394,725)

Direxion Daily Natural Gas Related Bull	Realized gain (loss)[1]
2X Shares	Swap Contracts	(25,883)

	Total realized gain (loss)	(25,883)	(25,883)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	284,009

	Total unrealized appreciation (depreciation)	284,009	284,009

Direxion Daily Natural Gas Related Bear	Realized gain (loss)[1]
2X Shares	Swap Contracts	(239,504)

	Total realized gain (loss)	(239,504)	(239,504)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(342,536)

	Total unrealized appreciation (depreciation)	(342,536)	(342,536)

Direxion Daily Retail Bull 2X Shares	Realized gain (loss)[1]
	Swap Contracts	28,471

	Total realized gain (loss)	28,471	28,471

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	730,848

	Total unrealized appreciation (depreciation)	730,848	730,848

Direxion Daily Retail Bear 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(333,543)

	Total realized gain (loss)	(333,543)	(333,543)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(602,829)

	Total unrealized appreciation (depreciation)	(602,829)	(602,829)

180  DIREXION ANNUAL REPORT

Funds		Equity Risk	Total
Direxion Daily Large Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	1,960,580

	Total realized gain (loss)	1,960,580	1,960,580

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	67,381,888

	Total unrealized appreciation (depreciation)	67,381,888	67,381,888

Direxion Daily Large Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(181,968,131)

	Total realized gain (loss)	(181,968,131)	(181,968,131)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(24,464,897)

	Total unrealized appreciation (depreciation)	(24,464,897)	(24,464,897)

Direxion Daily Mid Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	2,024,591

	Total realized gain (loss)	2,024,591	2,024,591

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	14,353,690

	Total unrealized appreciation (depreciation)	14,353,690	14,353,690

Direxion Daily Mid Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(10,370,303)

	Total realized gain (loss)	(10,370,303)	(10,370,303)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(7,200,342)

	Total unrealized appreciation (depreciation)	(7,200,342)	(7,200,342)

Direxion Daily Small Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	30,456,285

	Total realized gain (loss)	30,456,285	30,456,285

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	130,379,454

	Total unrealized appreciation (depreciation)	130,379,454	130,379,454

Direxion Daily Small Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(350,015,348)

	Total realized gain (loss)	(350,015,348)	(350,015,348)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(284,085,194)

	Total unrealized appreciation (depreciation)	(284,085,194)	(284,085,194)

Direxion Daily Developed Markets Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	(355,948)

	Total realized gain (loss)	(355,948)	(355,948)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	3,345,943

	Total unrealized appreciation (depreciation)	3,345,943	3,345,943

Direxion Daily Developed Markets Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(8,382,258)

	Total realized gain (loss)	(8,382,258)	(8,382,258)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(3,910,481)

	Total unrealized appreciation (depreciation)	(3,910,481)	(3,910,481)

DIREXION ANNUAL REPORT  181

Funds		Equity Risk	Total
Direxion Daily Emerging Markets Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	71,646,246

	Total realized gain (loss)	71,646,246	71,646,246

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	89,934,932

	Total unrealized appreciation (depreciation)	89,934,932	89,934,932

Direxion Daily Emerging Markets Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(96,261,703)

	Total realized gain (loss)	(96,261,703)	(96,261,703)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(30,554,098)

	Total unrealized appreciation (depreciation)	(30,554,098)	(30,554,098)

Direxion Daily China Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(797,497)

	Total realized gain (loss)	(797,497)	(797,497)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	10,585,470

	Total unrealized appreciation (depreciation)	10,585,470	10,585,470

Direxion Daily China Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(6,289,013)

	Total realized gain (loss)	(6,289,013)	(6,289,013)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(2,652,395)

	Total unrealized appreciation (depreciation)	(2,652,395)	(2,652,395)

Direxion Daily Latin America Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(1,141,820)

	Total realized gain (loss)	(1,141,820)	(1,141,820)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	9,282,442

	Total unrealized appreciation (depreciation)	9,282,442	9,282,442

Direxion Daily Latin America Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,079,538)

	Total realized gain (loss)	(2,079,538)	(2,079,538)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(1,411,378)

	Total unrealized appreciation (depreciation)	(1,411,378)	(1,411,378)

Direxion Daily Semiconductor Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(4,547,561)

	Total realized gain (loss)	(4,547,561)	(4,547,561)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	10,756,429

	Total unrealized appreciation (depreciation)	10,756,429	10,756,429

Direxion Daily Semiconductor Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(1,647,202)

	Total realized gain (loss)	(1,647,202)	(1,647,202)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(1,881,639)

	Total unrealized appreciation (depreciation)	(1,881,639)	(1,881,639)

182  DIREXION ANNUAL REPORT

Funds		Equity Risk	Total
Direxion Daily Energy Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	19,668,990

	Total realized gain (loss)	19,668,990	19,668,990

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	54,403,023

	Total unrealized appreciation (depreciation)	54,403,023	54,403,023

Direxion Daily Energy Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(11,323,772)

	Total realized gain (loss)	(11,323,772)	(11,323,772)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(1,741,220)

	Total unrealized appreciation (depreciation)	(1,741,220)	(1,741,220)

Direxion Daily Financial Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(60,652,995)

	Total realized gain (loss)	(60,652,995)	(60,652,995)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	163,098,615

	Total unrealized appreciation (depreciation)	163,098,615	163,098,615

Direxion Daily Financial Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(363,135,510)

	Total realized gain (loss)	(363,135,510)	(363,135,510)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(126,533,893)

	Total unrealized appreciation (depreciation)	(126,533,893)	(126,533,893)

Direxion Daily Technology Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	34,377,554

	Total realized gain (loss)	34,377,554	34,377,554

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	40,930,518

	Total unrealized appreciation (depreciation)	40,930,518	40,930,518

Direxion Daily Technology Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(27,342,040)

	Total realized gain (loss)	(27,342,040)	(27,342,040)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(7,542,400)

	Total unrealized appreciation (depreciation)	(7,542,400)	(7,542,400)

Direxion Daily Real Estate Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	42,526,394

	Total realized gain (loss)	42,526,394	42,526,394

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	49,733,829

	Total unrealized appreciation (depreciation)	49,733,829	49,733,829

Direxion Daily Real Estate Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(85,123,615)

	Total realized gain (loss)	(85,123,615)	(85,123,615)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(20,858,799)

	Total unrealized appreciation (depreciation)	(20,858,799)	(20,858,799)

DIREXION ANNUAL REPORT  183

Funds		Credit Risk	Total
Direxion Daily 2-Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	2,009

	Total realized gain (loss)	2,009	2,009

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	154,865

	Total unrealized appreciation (depreciation)	154,865	154,865

Direxion Daily 2-Year Treasury Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(226,172)

	Total realized gain (loss)	(226,172)	(226,172)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(256,465)

	Total unrealized appreciation (depreciation)	(256,465)	(256,465)

Direxion Daily 7-10 Year Treasury Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	2,825,949

	Total realized gain (loss)	2,825,949	2,825,949

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(98,443)

	Total unrealized appreciation (depreciation)	(98,443)	(98,443)

Direxion Daily 7-10 Year Treasury Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(12,869,769)

	Total realized gain (loss)	(12,869,769)	(12,869,769)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(1,754,965)

	Total unrealized appreciation (depreciation)	(1,754,965)	(1,754,965)

Direxion Daily 20+ Year Treasury Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	2,058,943

	Total realized gain (loss)	2,058,943	2,058,943

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(693,305)

	Total unrealized appreciation (depreciation)	(693,305)	(693,305)

Direxion Daily 20+ Year Treasury Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(76,723,985)

	Total realized gain (loss)	(76,723,985)	(76,723,985)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	8,950,192

	Total unrealized appreciation (depreciation)	8,950,192	8,950,192

1 Statement of Operations location: Net realized gain (loss) on swaps.
2 Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

For the period ended October 31, 2010, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity	Short Equity
Funds	Swap Contracts	Swap Contracts

Direxion Daily BRIC Bull 2X Shares	$5,832,449	$—
Direxion Daily BRIC Bear 2X Shares	—	7,008,814
Direxion Daily India Bull 2X Shares	13,316,913	—
Direxion Daily India Bear 2X Shares	—	6,278,533
Direxion Daily Natural Gas Related Bull 2X Shares	6,084,700	—

184  DIREXION ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Equity	Short Equity
Funds	Swap Contracts	Swap Contracts

Direxion Daily Natural Gas Related Bear 2X Shares	$—	$7,394,086
Direxion Daily Retail Bull 2X Shares	6,504,292	—
Direxion Daily Retail Bear 2X Shares	—	6,713,327
Direxion Daily Large Cap Bull 3X Shares	462,402,401	—
Direxion Daily Large Cap Bear 3X Shares	—	882,773,962
Direxion Daily Mid Cap Bull 3X Shares	85,563,340	—
Direxion Daily Mid Cap Bear 3X Shares	—	48,642,966
Direxion Daily Small Cap Bull 3X Shares	827,391,276	—
Direxion Daily Small Cap Bear 3X Shares	—	1,709,166,408
Direxion Daily Developed Markets Bull 3X Shares	45,305,952	—
Direxion Daily Developed Markets Bear 3X Shares	—	33,075,832
Direxion Daily Emerging Markets Bull 3X Shares	746,602,509	—
Direxion Daily Emerging Markets Bear 3X Shares	—	408,441,653
Direxion Daily China Bull 3X Shares	76,837,170	—
Direxion Daily China Bear 3X Shares	—	25,981,011
Direxion Daily Latin America Bull 3X Shares	60,652,042	—
Direxion Daily Latin America Bear 3X Shares	—	18,253,447
Direxion Daily Semiconductor Bull 3X Shares	97,603,322	—
Direxion Daily Semiconductor Bear 3X Shares	—	22,726,612
Direxion Daily Energy Bull 3X Shares	433,085,017	—
Direxion Daily Energy Bear 3X Shares	—	181,979,901
Direxion Daily Financial Bull 3X Shares	3,291,984,804	—
Direxion Daily Financial Bear 3X Shares	—	3,338,346,242
Direxion Daily Technology Bull 3X Shares	396,907,947	—
Direxion Daily Technology Bear 3X Shares	—	150,204,310
Direxion Daily Real Estate Bull 3X Shares	279,154,995	—
Direxion Daily Real Estate Bear 3X Shares	—	218,364,934
Direxion Daily 2-Year Treasury Bull 3X Shares	10,178,047	—
Direxion Daily 2-Year Treasury Bear 3X Shares	—	25,015,625
Direxion Daily 7-10 Year Treasury Bull 3X Shares	26,892,609	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	112,598,223
Direxion Daily 20+ Year Treasury Bull 3X Shares	34,701,270	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	460,218,256

8.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the ETFs. Please refer to the ETFs’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

DIREXION ANNUAL REPORT  185

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements are used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

186  DIREXION ANNUAL REPORT

10.	ADDITIONAL INFORMATION

During the period ended October 31, 2010, shares of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Technology Bull 3X Shares, and Direxion Daily Real Estate Bull 3X Shares were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value per share. The stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the forward stock splits is as follows:

			Net Asset	Net Asset	Shares	Shares
	Effective		Value Before	Value After	Outstanding	Outstanding
Funds	Date	Rate	Split	Split	Before Split	After Split

Direxion Daily Mid Cap Bull 3X Shares	05/05/2010	3:1	$124.13	$41.38	450,000	1,350,000
Direxion Daily Emerging Markets Bull 3X Shares	05/05/2010	4:1	113.37	28.34	2,550,000	10,200,000
Direxion Daily Financial Bull 3X Shares	05/05/2010	3:1	97.50	32.50	10,948,935	32,846,805
Direxion Daily Technology Bull 3X Shares	05/05/2010	4:1	155.88	38.97	1,150,000	4,600,000
Direxion Daily Real Estate Bull 3X Shares	05/05/2010	4:1	219.75	54.94	600,000	2,400,000

The forward stock splits had no impact on the net assets of the Funds.

During the period ended October 31, 2010, shares of Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Technology Bear 3X Shares, and Direxion Daily Real Estate Bear 3X Shares were adjusted to reflect a reverse stock split. Additionally, during the period ended October 31, 2009, shares of the Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, and Direxion Daily Financial Bear 3X Shares were also adjusted to reflect a reverse stock split. The effect of the reverse stock split was to increase the number of shares outstanding and increase the net asset value per share. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

				Net Asset	Net Asset	Shares	Shares
	Effective			Value Before	Value	Outstanding	Outstanding
Funds	Date	Rate		Split	After Split	Before Split	After Split

Direxion Daily Small Cap Bear 3X Shares	07/08/2010	1	:5	8.00	40.00	69,250,017	13,850,003
Direxion Daily Emerging Markets Bear 3X Shares	03/04/2010	1	:10	5.12	51.20	37,500,000	3,750,000
Direxion Daily Energy Bear 3X Shares	07/08/2010	1	:5	11.89	59.45	2,900,017	580,003
Direxion Daily Technology Bear 3X Shares	07/08/2010	1	:5	8.96	44.80	5,800,000	1,160,000
Direxion Daily Real Estate Bear 3X Shares	07/08/2010	1	:5	7.55	37.75	11,100,000	2,220,000

The reverse stock splits had no impact on the net assets of the Funds.

11.	SUBSEQUENT EVENTS

On November 12, 2010, the Board determined to close the Direxion Daily 2-Year Treasury Bull 3X Shares and the Direxion Daily 2-Year Treasury Bear 3X Shares. The shares of the funds ceased trading and were closed to new investors as of the close of regular trading on November 30, 2010. All Shareholders of record as of December 7, 2010 had their Fund shares redeemed automatically and received cash in an amount equal to the net asset value of their shares as of 4:00 p.m. Eastern Time on December 7, 2010. Payments to shareholders included accrued capital gains and dividends. The net asset value as calculated will reflect the costs of closing the applicable Fund.

		Per Share Short
		Term Capital
Funds	NAV Per Share	Gains

Direxion Daily 2-Year Treasury Bull 3X Shares	$41.22813	$0.13217
Direxion Daily 2-Year Treasury Bear 3X Shares	38.02065	—

DIREXION ANNUAL REPORT  187

On December 13, 2010, the Funds declared capital gain dividend distributions with an ex-date of December 14, 2010 and payable date of December 22, 2010. The capital gain dividend distribution per share for each Fund was as follows:

	Per Share Short	Per Share Large
	Term Capital	Term Capital
Funds	Gains	Gains

Direxion Daily Bric Bull 2X Shares	0.46620	—
Direxion Daily Bric Bear 2X Shares	0.01865	—
Direxion Daily India Bull 2X Shares	0.29136	—
Direxion Daily Retail Bull 2X Shares	0.48568	—
Direxion Daily Mid Cap Bull 3X Shares	1.06110	—
Direxion Daily Developed Markets Bull 3X Shares	2.91421	—
Direxion Daily China Bull 3X Shares	1.38304	—
Direxion Daily Latin America Bull 3X Shares	2.12666	—
Direxion Daily Latin America Bear 3X Shares	0.93742	—
Direxion Daily Semiconductor Bear 3X Shares	0.71282	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2.09715	0.28045
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.91024	0.07709

On December 21, 2010, the Funds declared income dividends with an ex-date of December 22, 2010 and payable date of December 29, 2010. The income dividend per share for each Fund was as follows:

Per Share Income
Funds	Dividend

Direxion Daily Bric Bull 2X Shares	$0.06290
Direxion Daily Natural Gas Related Bull 2X Shares	0.05366
Direxion Daily Retail Bull 2X Shares	0.16828
Direxion Daily Mid Cap Bull 3X Shares	0.04200
Direxion Daily Developed Markets Bull 3X Shares	1.19603
Direxion Daily Latin America Bull 3X Shares	0.65838
Direxion Daily Real Estate Bull 3X Shares	0.05425
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.18929
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.29230

The Funds have evaluated subsequent events through the issuance of their financial statements and have determined, other than the disclosures stated; there are no other events that impacted the Funds’ financial statements.

188  DIREXION ANNUAL REPORT

Direxion Shares ETF Trust
Report of Independent Registered Public Accounting Firm

The Board of Trustees and
Shareholders of Direxion Shares ETF Trust:

We have audited the accompanying statements of assets and liabilities of Direxion Daily BRIC Bull 2X Shares, Direxion Daily BRIC Bear 2X Shares, Direxion Daily India Bull 2X Shares, Direxion Daily India Bear 2X Shares, Direxion Daily Natural Gas Related Bull 2X Shares, Direxion Daily Natural Gas Related Bear 2X Shares, Direxion Daily Retail Bull 2X Shares, Direxion Daily Retail Bear 2X Shares, Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily China Bull 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Latin America Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily 2-Year Treasury Bull 3X Shares, Direxion Daily 2-Year Treasury Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares (formerly Direxion Daily 10-Year Treasury Bull 3X Shares), Direxion Daily 7-10 Year Treasury Bear 3X Shares (formerly Direxion Daily 10-Year Treasury Bear 3X Shares), Direxion Daily 20+ Year Treasury Bull 3X Shares (formerly Direxion Daily 30-Year Treasury Bull 3X Shares), Direxion Daily 20+ Year Treasury Bear 3X Shares (formerly Direxion Daily 30-Year Treasury Bear 3X Shares) (the investment funds constituting the Direxion Shares ETF Trust (the “Trust”) and collectively referred to as the “Funds”), including the schedules of investments, as of October 31, 2010, and the related statements of operations, the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2010

DIREXION ANNUAL REPORT  189

Direxion Shares ETF Trust
Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below.

Funds	DRD	QDI

Direxion Daily BRIC Bull 2X Shares	0.00%	60.31%
Direxion Daily BRIC Bear 2X Shares	0.00%	0.00%
Direxion Daily India Bull 2X Shares	0.00%	0.00%
Direxion Daily India Bear 2X Shares	0.00%	0.00%
Direxion Daily Natural Gas Related Bull 2X Shares	0.00%	0.00%
Direxion Daily Natural Gas Related Bear 2X Shares	0.00%	0.00%
Direxion Daily Retail Bull 2X Shares	18.28%	18.28%
Direxion Daily Retail Bear 2X Shares	0.00%	0.00%
Direxion Daily Large Cap Bull 3X Shares	4.34%	4.03%
Direxion Daily Large Cap Bear 3X Shares	0.00%	0.00%
Direxion Daily Mid Cap Bull 3X Shares	2.08%	1.72%
Direxion Daily Mid Cap Bear 3X Shares	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	2.06%	1.44%
Direxion Daily Small Cap Bear 3X Shares,	0.00%	0.00%
Direxion Daily Developed Markets Bull 3X Shares	3.88%	2.56%
Direxion Daily Developed Markets Bear 3X Shares	0.00%	0.00%
Direxion Daily Emerging Markets Bull 3X Shares	2.10%	1.20%
Direxion Daily Emerging Markets Bear 3X Shares	0.00%	0.00%
Direxion Daily China Bull 3X Shares	0.00%	12.38%
Direxion Daily China Bear 3X Shares	0.00%	0.00%
Direxion Daily Latin America Bull 3X Shares	8.60%	8.60%
Direxion Daily Latin America Bear 3X Shares	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X Shares	0.00%	0.00%
Direxion Daily Semiconductor Bear 3X Shares	0.00%	0.00%
Direxion Daily Energy Bull 3X Shares	3.40%	3.25%
Direxion Daily Energy Bear 3X Shares	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	4.72%	4.90%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	0.74%	0.69%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	3.06%	0.30%
Direxion Daily Real Estate Bear 3X Shares	0.00%	0.00%
Direxion Daily 2-Year Treasury Bull 3X Shares	0.00%	0.00%
Direxion Daily 2-Year Treasury Bear 3X Shares	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.00%	0.00%
(formerly Direxion Daily 10-Year Treasury Bull 3X Shares)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.00%	0.00%
(formerly Direxion Daily 10-Year Treasury Bear 3X Shares)
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.00%	0.00%
(formerly Direxion Daily 30-Year Treasury Bull 3X Shares)
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00%	0.00%
(formerly Direxion Daily 30-Year Treasury Bear 3X Shares)

190  DIREXION ANNUAL REPORT

Direxion Shares ETF Trust
Supplemental Information (Unaudited)

Special 2010 Tax Information

The Direxion Daily BRIC Bull 2X Shares, Direxion Developed Markets Bull 3X Shares and Direxion Daily Emerging Markets Bull 3X Shares in accordance with Section 853 of the Internal Revenue Code intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2010. In accordance with the current tax laws, the foreign income and foreign tax per share (for a share outstanding as of October 31, 2010) is as follows:

	Gross
	Foreign	Foreign
Funds	Income	Taxes Paid

Direxion Daily BRIC Bull 2X Shares	$0.59541	$0.03661
Direxion Daily Developed Markets Bull 3X Shares	1.18757	0.08546
Direxion Daily Emerging Markets Bull 3X Shares	0.65463	0.07024

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (866) 476-7523 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

DIREXION ANNUAL REPORT  191

Direxion Shares
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
Family of Investment
	Position(s)	Term of Office		Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address(1) and Year of Birth	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill(3)
Year of Birth: 1968	President, Chairman of the Board of Trustees and Treasurer	Since 2008	Managing Director of Rafferty, 1999-present.	102	None

Non-Interested Trustees

				# of Portfolios in Direxion
				Family of
	Position(s)	Term of Office		Investment Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address(1) and Year of Birth	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne
Year of Birth: 1944	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	135	Trustee, The Opening Word Program, Wyandanch, NY

Gerald E. Shanley III
Year of Birth: 1943	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Business Consultant, 1985-present; Co-Trustee with United States Trust Co. of New York Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	135	None

John Weisser
Year of Birth: 1941	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	135	Director, MainStay VP Fund Series; Director ICAP Funds, Inc.; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

192  DIREXION ANNUAL REPORT

Direxion Shares
Trustees and Officers

Officers

# of Portfolios
in Direxion
				Family of	Other Trusteeships/
	Position(s)	Term of Office		Investment Companies	Directorships
	Held with	and Length of	Principal Occupation(s)	Overseen by	Held
Name, Address(1) and Year of Birth	Fund	Time Served(4)	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill(3)
Year of Birth: 1968	President, Chairman of the Board of Trustees and Treasurer	Since 2008	Managing Director of Rafferty, 1999-present.	102	None

Patrick J. Rudnick
Year of Birth: 1973	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

William Franca
Year of Birth: 1956	Executive Vice President- Head of Distribution	One Year; Since 2008	Senior Vice President – Rafferty since 2006; Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Bernard “Bob” Frize
Year of Birth: 1968	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

(1)	The address for all trustees and officers is 33 Whitehall St., New York, NY 10004.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.
(3)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(4)	Each Officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.

DIREXION ANNUAL REPORT  193

Direxion Shares ETF Trust
Board Review of Investment Advisory Agreement
October 31, 2010

Investment Advisory Agreement Approval
Provided below is a summary of certain of the factors the Board considered at its August 18, 2010 meeting in approving the advisory agreement (“Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Shares ETF Trust (the “Trust”), on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Direxion Daily BRIC Bull 2X Shares
Direxion Daily India Bull 2X Shares

Direxion Daily 2-Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

(formerly Direxion Daily 10-Year Treasury Bull 3X Shares)

Direxion Daily 20+ Year Treasury Bull 3X Shares

(formerly Direxion Daily 30-Year Treasury Bull 3X Shares)

Direxion Daily China Bull 3X Shares

Direxion Daily Developed Markets Bull 3X Shares

Direxion Daily Emerging Markets Bull 3X Shares

Direxion Daily Energy Bull 3X Shares

Direxion Daily Financial Bull 3X Shares

Direxion Daily Large Cap Bull 3X Shares

Direxion Daily Latin America Bull 3X Shares

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Real Estate Bull 3X Shares

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily Technology Bull 3X Shares

Direxion Daily BRIC Bear 2X Shares

Direxion Daily India Bear 2X Shares

Direxion Daily 2-Year Treasury Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

(formerly Direxion Daily 10-Year Treasury Bear 3X Shares)

Direxion Daily 20+ Year Treasury Bear 3X Shares

(formerly Direxion Daily 30-Year Treasury Bear 3X Shares)

Direxion Daily China Bear 3X Shares

Direxion Daily Developed Markets Bear 3X Shares

Direxion Daily Emerging Markets Bear 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily Large Cap Bear 3X Shares

Direxion Daily Latin America Bear 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily Real Estate Bear 3X Shares

Direxion Daily Small Cap Bear 3X Shares

Direxion Daily Technology Bear 3X Shares

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) investment performance information regarding each operational Fund; (3) the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with any other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided and to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds, all of which use a leveraged investment strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve the Funds’ investment performance results. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and meet its contractual fee waivers and/or expense limitations. The Board considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its

194  DIREXION ANNUAL REPORT

business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board considered quarterly reports throughout the year related to the performance of the Funds. In addition, the Board evaluated the performance of the Funds relative to: (1) performance models for the year-to-date period ended June 30, 2010; and (2) market indices for the year-to-date period ended June 30, 2010. The Board considered Rafferty’s explanation that the Funds’ performance is more appropriately compared to the models rather than to the market indices. The Board also considered Rafferty’s explanation that the Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment results that are leveraged and the Lipper peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy. In addition, the Board noted Rafferty’s representation that the underperforming Funds generally underperformed their models due to a combination of factors (collectively, the “Factors”), most notably: (1) that a Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Funds’ models and benchmark indices; (2) tracking differences between the futures contracts held by certain of the Funds and the securities included in their benchmark indices; and (3) daily price deviations between the time when Rafferty rebalanced the Funds’ portfolios and the close of the markets. The Board noted that the Funds’ models are not affected by these daily deviations.

With respect to the Direxion Daily 2-Year Treasury Bull 3X Shares, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio. With respect to the Direxion Daily 2-Year Treasury Bear 3X Shares, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted Rafferty’s representation that the Direxion Daily 7-10 Year Treasury Bull 3X Shares underperformed its model primarily due to the previously discussed Factors. The Board also noted that the amount by which the Direxion Daily 7-10 Year Treasury Bear 3X Shares underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted Rafferty’s representation that the Direxion Daily 20+ Year Treasury Bull 3X Shares underperformed its model primarily due to the previously discussed Factors. The Board also noted that the amount by which the Direxion Daily 20+ Year Treasury Bear 3X Shares underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily BRIC Bull 2X Shares and the Direxion Daily BRIC Bear 2X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Direxion Daily BRIC Bull 2X Shares underperformed its model was less than the Fund’s annualized expense ratio. The Board also noted Rafferty’s representation that the Direxion Daily BRIC Bear 2X Shares underperformed its model primarily due to the previously discussed Factors.

With respect to the Direxion Daily China Bull 3X Shares, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010. With respect to the Direxion Daily China Bear 3X Shares, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted Rafferty’s representation that the Fund underperformed its model primarily due to the previously discussed Factors.

With respect to the Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Direxion Daily Developed Markets Bull 3X Shares underperformed its model was less than the Fund’s annualized expense ratio. The Board also noted Rafferty’s representation that the Direxion Daily Developed Markets Bear 3X Shares underperformed its model primarily due to the previously discussed Factors.

DIREXION ANNUAL REPORT  195

With respect to the Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted Rafferty’s representation that each Fund underperformed its model primarily due to the previously discussed Factors.

With respect to the Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which each Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which each Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily India Bull 2X Shares, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010. With respect to the Direxion Daily India Bear 2X Shares, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which each Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily Latin America Bull 3X Shares and the Direxion Daily Latin America Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted Rafferty’s representation that each Fund underperformed its model primarily due to the previously discussed Factors.

With respect to the Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which each Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which each Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Daily Small Cap Bull 3X Shares, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010. With respect to the Direxion Daily Small Cap Bear 3X Shares, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted Rafferty’s representation that the Fund underperformed its model primarily due to the previously discussed Factors.

With respect to the Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares, the Board considered that each Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which each Fund underperformed its model was less than the Fund’s annualized expense ratio.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the fees to be paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. In this regard, management advised the Board that the advisory fees for the Funds are similar to the advisory fees for comparable exchange-traded funds. The Board considered that Rafferty agreed to limit the total expenses for the Funds via contractual fee waivers and/or expense limitations. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

196  DIREXION ANNUAL REPORT

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

DIREXION ANNUAL REPORT  197

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198  DIREXION ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT  PN-1

ANNUAL REPORT OCTOBER 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Custodian & Index Receipt Agent
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
Times Square
New York, NY 10036

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
b). There have not been any changes to the Code of Ethics.
c). Not Applicable
d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
e). Not Applicable
f). Attached
Item 3. Audit Committee Financial Expert.
a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Gerald E. Shanley III. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:
2010: $754,299
2009: $350,500
b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:
2010: $5,000
2009: $4,000

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2010: $370,800
2009: $149,690
d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:
2010: $0
2009: $0
e) Audit Committee Pre-Approval Policies and Procedures.
     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
     (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f) No response required.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as following:
2010: $375,800
2009: $153,690
(h) Not Applicable
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.
(b) Not applicable.
Item 6. Schedule of Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by
Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.
(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’ Neill Daniel O’ Neill, President

Date: December 22, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’ Neill Daniel O’ Neill, President

Date: December 22, 2010

By:	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer

Date: December 22, 2010